As Filed With The Securities And Exchange Commission On April 30, 2009

File Nos. 33-73408 and 811-8234

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 31

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35

TIFF INVESTMENT PROGRAM, INC.

(Exact Name of Registrant as Specified in Charter)

200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428

 (Address of Principal Executive Offices) (Zip Code)

(800) 984-0084

(Registrant's Telephone Number, Including Area Code)

Richard Flannery, TIFF Advisory Services, Inc., 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428

 (Name and Address of Agent for Service of Process)

With Copies to:

Kristin Ives, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b)
/ /  On _________, pursuant to paragraph (b)
/ /  60 days after filing, pursuant to paragraph (a)(1)
/ /  On _________, pursuant to paragraph (a) (1)
/ /  75 days after filing, pursuant to paragraph (a) (2)
/ /  On _________, pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:
/ /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TIP PROSPECTUS
TIFF INVESTMENT PROGRAM, INC.	April 30, 2009

TIP Funds

TIFF Multi-Asset Fund
TIFF International Equity Fund
TIFF US Equity Fund
TIFF Short-Term Fund

TIFF Advisory Services, Inc.
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428

• Phone	610-684-8200
• Fax	610-684-8210
• Email	info@tiff.org
• Website	www.tiff.org

TIFF Investment Program, Inc. (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members by making available to them a series of investment vehicles, each with its own investment objective and policies. The TIP funds are available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations. See the section entitled Eligible Investors for details.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TIFF Investment Program Prospectus

Overview

TIP’s family of no-load mutual funds consists of two equity funds, one fixed income fund, and one multi-asset fund (i.e., combining equity, fixed income, and other investments).

TIFF Advisory Services, Inc. (“TAS”) is the investment advisor to the TIP fund family. The Multi-Asset, International Equity, and US Equity Funds operate primarily on a “multi-manager” basis. With respect to these funds, TAS seeks to achieve each fund’s investment and performance objectives primarily by selecting independent money managers for each fund, allocating cash among asset classes and money managers, as applicable, monitoring the money managers’ and the funds’ performance, managing directly a portion of each fund’s portfolio, and employing certain risk management or other techniques designed to enhance returns. Each money manager is responsible for the day-to-day investment decisions for that portion of a fund’s assets allocated to such money manager. Each money manager specializes in a particular market or utilizes a particular investment style. For a description of the process of selecting money managers, see the section entitled Management and Administration of the TIP Funds — Money Managers. With respect to the Short-Term Fund, TAS is responsible for the day-to-day management of the fund’s assets. For all funds, a substantial portion of the fund’s assets may be invested in futures contracts, derivative instruments, duration investments, and other securities and financial instruments, in accordance with each fund’s investment objective, policies, and restrictions.

In addition, certain of the funds invest a portion of their assets in commingled investment vehicles (“CIVs”) selected by TAS. A CIV is a fund of collectively managed assets in which there are other investors in addition to the TIP funds. Typically, the CIVs provide the TIP funds with access to money managers from whom separate account management is not available to, or may be undesirable for, TIP. The CIVs have obligations to the TIP funds as interest holders in the CIVs rather than as separate account clients. CIVs may include exchange-traded funds or open-end mutual funds, but a substantial portion of the CIVs are private investment vehicles that are not registered under any federal or state securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”). The CIVs pay management fees to the CIV managers, typically a base fee and performance-based incentive fees. See the section entitled Fees and Annual Operating Expenses for additional information.

There is no guarantee that a TIP fund will achieve its investment or performance objective or that a fund’s assets will not decline in value. Like all mutual funds, the TIP funds are each subject to two basic risks: market risk, which is the risk that the value of securities held by a fund may decline due to general market and economic conditions; and management risk, which is the risk that investment strategies used by the fund and specific securities held by the fund may not perform as well as the market as a whole.

In addition, the TIP funds that operate primarily on a multi-manager basis are subject to “multi-manager” risk. This is the risk that TAS may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in a fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager. In addition, because each money manager directs the trading for its own portion of a fund and does not aggregate its transactions with those of the other money managers, a fund may incur higher brokerage costs than would be the case if a single money manager were managing the fund.

Please see the Statement of Additional Information (“SAI”) for a description of TIP’s policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. You can obtain the SAI by calling TIFF at 800-984-0084 to request a copy. The SAI can also be found on TIFF’s website at www.tiff.org.

The section below entitled Risk Return Analysis briefly describes the investment objectives and principal investment strategies of the funds and the principal risks of investing in the funds. For further information on these and the funds’ other investment strategies and risks, see section entitled Additional Investment Strategies and Risks.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

Risk Return Analysis — Fund Descriptions

TIFF Multi-Asset Fund

Investment Objective.  The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

Performance Benchmark.  The fund seeks to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum.

To assess the active strategies employed by the fund’s managers, the fund’s performance is also measured over a market cycle (the period from the peak of one rising market to the peak of the next or the corresponding troughs of falling markets) relative to a self-constructed benchmark, which consists of the indices and weights in the table below. The Board of Directors of TIP (the “TIP Board”) believes this self-constructed Multi-Asset Fund benchmark represents an appropriate long-term asset mix for non-profit organizations that seek to maintain the real (inflation-adjusted) value of their assets while distributing 5% of these assets annually.

Asset Segment	Weight	Benchmark
Total Return Assets
Global Stocks	53%	MSCI All Country World Index
Absolute Return	15%	Merrill Lynch US 3-Month Treasury Bills plus 4% per annum
High Yield Bonds	3%	Merrill Lynch US High Yield Master II Constrained Index
Inflation Hedges
Resource-Related Stocks	7%	Constructed Index of Resource-Related Sectors of the MSCI World Index: 50% Energy 30% Metals and Mining 20% Paper and Forest Products
Commodities	4%	DJ AIG Commodity Total Return Index less 1% per annum
REITs	3%	MSCI US REIT Index
All-Purpose Hedges
Inflation-Linked Bonds	10%	10-year US Treasury Inflation Protected Security
Deflation Hedges
Conventional Bonds	5%	Citigroup 10-year Treasury Index

Managed Distribution Policy.  In order to help Multi-Asset Fund members meet their spending needs, including any applicable payout requirements, without having to redeem shares (and thereby incur exit fees), the fund has adopted a managed distribution policy. As described under Dividends and Distributions — Intended Distribution Schedule, the fund typically distributes income quarterly and capital gains at least once per year. The amount of income and capital gains actually distributed varies because such distributions are based on the amount of income and capital gains, if any, actually earned by the fund. Under the managed distribution policy, if the amount of income and capital gains distributed in any given year is less than approximately 5% of the fund's net assets, the fund will undertake, on a best efforts basis, to distribute an additional amount, such that the fund's total distributions for the year approximate 5% of the fund's net assets. All or part of such additional amount, if any, may be distributed with the final scheduled quarterly distribution of the year, as part of a regularly scheduled quarterly distribution, or at such other time as the fund may from time to time determine, and will likely be treated as a return of capital. If the total amount of income and capital gains distributed for any given year is equal to or exceeds approximately 5% of the fund's net assets, it will not be necessary under the managed distribution policy for the fund to distribute any additional amounts. Distributions made during the year are based on estimates and information reasonably available to the fund at the time of the distribution. The actual amount of the fund's distributions as a percentage of net assets and the character of such distributions cannot be determined until after the end of the fund’s fiscal year.

Principal Investment Strategies.  The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. TAS allocates cash among the money managers and CIVs based on their areas of expertise and generally in accordance with the asset allocation of the self-constructed Multi-Asset Fund benchmark. Asset class allocation and allocations to money managers and CIVs may change from time to time.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, swaps, and warrants, in order to gain or hedge exposure to the fund’s performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund’s other holdings, thereby adjusting the fund’s overall exposures toward the levels desired by TAS.

The fund invests broadly in issuers domiciled in the United States and foreign countries. The fund’s foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the fund’s assets may be invested in foreign securities, including emerging markets securities. The fund invests in companies of all sizes as measured by market capitalizations. A portion of the fund’s assets may be invested in smaller companies.

The types of securities the fund may hold directly, or indirectly through CIVs, may include without limitation:

•	US and foreign common and preferred stocks (including ADRs, GDRs, and other depositary receipts, and stocks issued by real estate investment trusts (“REITs”))
•	debt securities, including:
—	securities issued or guaranteed by the US Government, its agencies, or its instrumentalities
—	corporate obligations
—	obligations of domestic or foreign banks
—	mortgage- and asset-backed securities
—	commodity-linked notes
—	short-term securities such as time deposits, certificates of deposit (including marketable variable rate certificates of deposit), and bankers’ acceptances
•	securities convertible into common stock
•	commingled investment vehicles, including exchange-traded funds and securities of other investment companies
•	repurchase and reverse repurchase agreements
•	derivatives such as, but not limited to, forward foreign currency exchange contracts, futures, options, and swaps, such as total return swaps and credit default swaps.

The fund may invest in rated and unrated debt obligations of all investment grades, but not more than 10% may be invested in debt obligations rated below investment grade (i.e., having a rating lower than BBB by Standard & Poor’s or Baa by Moody’s) or unrated but deemed to be of similar quality. Bonds rated below investment grade are commonly referred to as “junk bonds.”

The Multi-Asset Fund is a “non-diversified” fund, which means a significant percentage of the fund’s assets may be invested in any single issuer. Investing a higher percentage of its assets in any one issuer could increase the fund’s risk of loss because the value of its shares would be more susceptible to adverse events affecting that issuer. For more information on this risk, see the section entitled General Risks.

Money Managers and Their Strategies

Aronson+Johnson+Ortiz LP takes a value-oriented approach to US equities, focusing on securities of well-managed companies with quality cash profits, relatively low market valuations, and positive price and earnings momentum. The manager selects securities from among the 350 largest capitalization stocks and creates portfolios of such issues, optimized to diversify multifaceted risks.

Brookfield Redding LLC invests in a concentrated portfolio of real estate-oriented stocks and other instruments that provide exposure to the global real estate sector in which it combines attractively priced “core” real estate securities with a mix of fundamentally solid but under-followed, out-of-favor, or out-of-cycle REITs that trade at a discount to underlying net asset value. Brookfield Redding’s strategy includes both long and short positions and the use of swaps and other derivatives, and may include the use of real estate-related debt securities, including convertible bonds.

Marathon Asset Management, LLP takes a qualitative approach to bottom-up global security selection. The manager focuses on variables under the control of companies rather than on the economic environment. At the industry level, the manager monitors the competitive environment, focusing on those industries marked by consolidation and a declining number of competitors. At the company level, the manager performs fundamental research to evaluate specific strategies within the industry. At the country level, priority is given to monetary conditions rather than economic growth.

Mondrian Investment Partners Limited takes a value-oriented approach to global equity investments. The manager identifies attractive stocks using a dividend discount method (valuing future income streams adjusted

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

for inflation) across all countries, sectors, and industries. In order to assess dividend income streams, the manager employs fundamental company analysis. The same real return methodology is used to identify attractive investments across all markets. The manager may engage in currency hedging as a defensive strategy.

Shapiro Capital Management LLC emphasizes bottom-up stock selection. Investment candidates must compete in an industry that is easily understood. The manager seeks to identify companies with superior economic characteristics, including a high return on assets, sizable cash flow, significant barriers to entry, and products unlikely to become obsolete.

Smith Breeden Associates, Inc. employs active management techniques in managing US Treasury and inflation-linked bonds. While eschewing interest rate forecasting, the manager employs a variety of techniques, including the selection and active trading of bonds carrying the full faith and credit of the United States plus other high grade bonds and bond futures contracts.

TIFF Advisory Services, Inc. invests in futures contracts, derivative instruments, duration investments, and other securities and financial instruments, in accordance with the fund’s investment objective, policies, and restrictions. In doing so, TAS may be seeking to enhance returns, mitigate risks, adjust asset allocations, gain market exposure, manage cash, or otherwise pursue the fund’s performance objective. TAS also selects CIV investments for the fund.

Wellington Management Company, LLP invests in natural resource-related stocks. The manager utilizes moderate rotation among sectors in conjunction with a bottom-up approach to security selection, analyzing such factors as a company’s asset and management quality, internal reinvestment opportunities, investment strategy, and responsiveness to changes in the environment.

Westport Asset Management, Inc. generally focuses on small capitalization companies (under $2.0 billion) with low price-to-earnings ratios. The manager seeks to buy stocks of companies whose future earnings or cash flows are expected to improve materially, over which time their stock prices are expected to appreciate substantially.

Certain Commingled Investment Vehicles and Their Strategies

Information related to certain private (unregistered) CIVs held by the fund is included below. While the fund holds interests in these CIVs as of the date of this prospectus, the fund’s CIV holdings may change from time to time. A complete list of the fund’s holdings is available on the TIFF website at www.tiff.org and is updated monthly.

Canyon Capital Advisors LLC is a multi-strategy manager that employs a multi-asset, value oriented approach to investing in debt and equity securities that it believes to be inefficiently priced due to business, financial, or legal uncertainties. Canyon Value Realization Fund, LP often invests in event-driven situations such as bankruptcies, reorganizations, mergers, and spin-offs. The fund seeks to generate both attractive capital appreciation and current income with moderate risk.

Convexity Capital Management LP seeks to add value to a portfolio benchmarked against the Dow Jones-AIG Commodity Total Return Index less 2.3 basis points per month using long/short and other relative value strategies that are executed principally in the fixed income and related markets and usually entail leverage. The fund may from time to time elect to change the portfolio benchmark. For example, the portfolio benchmark was previously the S&P 500 Total Return Index. Convexity Capital Offshore LP invests globally.

Farallon Capital Management, LLC’s investment philosophy is to invest in businesses and securities that are undergoing change. Farallon’s investments are primarily those in which a known or expected event (a merger, restructuring, recapitalization, or other major change) is expected to cause an appreciation in the value of the particular investment. Investments include public and private debt and equity securities, direct investments in private companies and real estate. Farallon Capital Institutional Partners, L.P. invests globally, focusing on developed and emerging markets alike. Farallon places a priority on the preservation of capital, while seeking to achieve extraordinary risk-adjusted returns in each of its investment disciplines. It manages risk through rigorous research, including consultation with industry, legal, and regulatory advisors.

Joho Capital, LLC seeks to achieve consistent, above-average capital appreciation, measured in absolute terms, through in-depth fundamental analysis. Joho Partners, LP holds a portfolio of long and short positions, primarily in Asian equity securities.

Lansdowne Partners Limited has a core investment process driven by a set of proprietary and independent research tools, which form the basis for both the fundamental company research and the macro thematic positioning. The Lansdowne UK Equity Fund Limited’s portfolio is constructed of two components: relative book (broadly market neutral) where the position is held versus the index or another security, where the anomaly should disappear over the next 3 – 12 months; and absolute book with a minimum holding period for positions of six months and frequently much longer. The absolute book consists of

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

stock positions where either the risk cannot be hedged out, or where it is not desirable to hedge out the risk on a per position basis. The fund runs concentrated positions where the top 10 holdings typically represent 80% of NAV and uses both long and short positions.

Lone Pine Capital LLC uses a bottom-up approach to selecting equity and equity-related securities and invests in both long and short positions. Lone Redwood, L.P., Lone Picea, L.P., and the long-only fund, Lone Cascade, L.P., generally invest in seven principal industry sectors: consumer/retail, telecom/media, industrials, financial services, business services, technology, and healthcare. The funds invest globally. They may also invest in private placements, other CIVs, and below investment grade and convertible fixed income securities.

Maverick Capital, Ltd. uses a bottom-up approach to selecting equity and equity-related securities and invests in both long and short positions. In order to achieve its goal of preserving and increasing capital, Maverick Fund USA, Ltd. is managed as a traditional, truly hedged fund, attempting to maintain low net exposure and low long/short ratios within every region and industry sector in which invested. The fund invests globally and focuses primarily on medium and large capitalization US stocks.

Och-Ziff Capital Management Group is a global institutional asset management firm that seeks to achieve consistent, positive absolute returns through investments in merger arbitrage, long/short equity special situations, convertible/capital structure arbitrage, distressed credit, and special investments. These investment disciplines are conducted on a global basis for the OZ Master Fund, Ltd., a global multi-strategy hedge fund, from the firm’s offices in New York, Europe, and Asia.

Regiment Capital Management, LLC focuses on non-investment grade fixed income securities and related derivatives. Regiment Capital Ltd. is a diversified fund that is comprised of a core portfolio consisting primarily of long only and short only positions in high yield bonds and leveraged loans, along with a hedged portfolio comprised of intra-capital arbitrage trades and credit derivatives. The fund invests primarily in fixed income securities and related derivatives, but also makes investments in certain equity-linked securities, including convertible securities and warrants and, to a lesser extent, equity securities. The fund may also invest in private placements, although such investments will generally be limited to 10% of the fund’s net assets.

Sleep, Zakaria & Company, Ltd. employs fundamental business and security analysis to select investments. The Nomad Investment Company Ltd. is a concentrated global investment fund typically comprised entirely of long-only equity securities.

Toscafund Asset Management LLC uses a fundamental approach to selecting equity securities and invests in both long and short positions. Tosca invests globally with its primary concentration in the global financial services sector. Tosca Asia also invests globally, with its primary concentration in emerging markets.

Principal Risks.  A loss of invested assets could occur due to certain risks. These include:

•	below investment grade risk
•	commodity risk
•	credit risk
•	currency risk
•	derivatives risk
•	emerging markets risk
•	foreign risk
•	government-sponsored enterprises risk
•	interest rate risk

•	leveraging risk
•	liquidity risk
•	market risk
•	non-diversification risk
•	prepayment/extension risk
•	reverse repurchase risk
•	short sale risk
•	smaller company risk

A description of these risks is provided in the section entitled General Risks.

TIFF International Equity Fund

Investment Objective.  The fund’s investment objective is to attain appreciation of principal that at least offsets inflation.

Performance Benchmark.  The fund seeks to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds the total return (net of withholding taxes) of the Morgan Stanley Capital International (“MSCI”) All Country World Index ex US by 1%, net of expenses, on an annualized basis. The MSCI All Country World Index ex US is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States.

Principal Investment Strategies.  The fund focuses on common stocks of non-US issuers. The fund will invest primarily in developed markets (such as Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom) but may invest up to 30% of its assets in emerging markets, and the allocation between developed markets and emerging

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

markets can be expected to change with exposure to emerging markets potentially increasing or decreasing as the composition of the MSCI All Country World Index ex US changes or for other reasons. The fund invests in companies of all sizes and may invest a significant portion of its assets in smaller companies. The fund does not concentrate in any one sector. The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, swaps, and warrants, in order to gain or hedge exposure to the fund’s performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund’s other holdings, thereby adjusting the fund’s overall exposures toward the levels desired by TAS.

The fund will generally invest in common and preferred stocks (including ADRs, GDRs, and other depositary receipts), securities convertible into common stocks, securities of investment companies and other CIVs, securities of US companies that derive more than 50% of revenues from foreign operations, futures contracts, total-return swap contracts, repurchase agreements, and forward foreign currency exchange contracts. Ordinarily, at least 80% of the fund’s net assets will be invested in equity securities and at least 65% of the fund’s assets will be invested in foreign equities, most of which are not denominated in US dollars.

For purposes of a fund’s 80% investment policy noted above, the fund considers “equity securities” to include direct investments in equity securities (such as common and preferred stocks, securities convertible into common stocks, and interests in CIVs and other pooled investment vehicles) or equity-related securities, as well as investments in synthetic and derivative instruments that have similar economic characteristics to such equity securities. The fund’s investments in synthetic and derivative instruments may include, but are not limited to, warrants, futures, options, swaps and depositary receipts.

Money Managers and Their Strategies

Marathon Asset Management, LLP takes a qualitative approach to bottom-up international security selection. The manager focuses on variables under the control of companies rather than on the economic environment. At the industry level, the manager monitors the competitive environment, focusing on those industries marked by consolidation and a declining number of competitors. At the company level, the manager performs fundamental research to evaluate specific strategies within the industry. At the country level, priority is given to monetary conditions rather than economic growth.

Mondrian Investment Partners Limited takes a value-oriented approach to international equity investments. The manager identifies attractive stocks using a dividend discount method (valuing future income streams adjusted for inflation) across all countries, sectors, and industries. In order to assess dividend income streams, the manager employs fundamental company analysis. The same real return methodology is used to identify attractive investments across markets. The manager may engage in currency hedging as a defensive strategy.

TIFF Advisory Services, Inc. invests in futures contracts, derivative instruments, duration investments, and other securities and financial instruments, in accordance with the fund’s investment objective, policies, and restrictions. In doing so, TAS may be seeking to enhance returns, mitigate risks, adjust asset allocations, gain market exposure, manage cash, or otherwise pursue the fund’s performance objective. TAS also selects CIV investments for the fund.

Certain Commingled Investment Vehicles and Their Strategies

Information related to certain private (unregistered) CIVs held by the fund is included below. While the fund holds interests in these CIVs as of the date of this prospectus, the fund’s CIV holdings may change from time to time. A complete list of the fund’s holdings is available on the TIFF website at www.tiff.org and is updated monthly.

Convexity Capital Management LP seeks to add value to a portfolio benchmarked against the MSCI Europe, Australasia, Far East (“EAFE”) Index Net Dividends (USD) Reinvested Index less 2.3 basis points per month using long/short and other relative value strategies that are executed principally in the fixed income and related markets and usually entail leverage. The fund may from time to time elect to change the portfolio benchmark. Convexity Capital Offshore, LP invests globally.

Lansdowne Partners Limited has a core investment process driven by a set of proprietary and independent research tools, which form the basis for both the fundamental company research and the macro thematic positioning. The Lansdowne UK Equity Fund Limited’s portfolio is constructed of two components: relative book (broadly market neutral) where the position is held versus the index or another security, where the anomaly should disappear over the next 3 – 12 months; and absolute book with a minimum holding period for positions of six months and frequently much longer. The absolute book consists of stock positions where either the risk cannot be hedged out, or where it is not desirable to hedge out the risk on a per position basis. The fund runs concentrated positions where the top 10 holdings typically represent 80% of NAV and uses both long and short positions.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

Lone Pine Capital LLC uses a bottom-up approach to selecting equity and equity-related securities. Lone Dragon Pine, L.P. has a concentrated portfolio typically comprised of long-only equities that are domiciled in, or have a meaningful nexus to, emerging markets in Asia (including Hong Kong), Latin America, Eastern Europe (including Russia), and the Middle East. The fund may invest a portion of its assets in private placements, other CIVs, derivatives, and fixed income securities including high-yield and convertible fixed income securities.

Toscafund Asset Management LLC uses a fundamental approach to selecting equity securities and invests in both long and short positions. Tosca invests globally with its primary concentration in the global financial services sector.

Principal Risks.  A loss of invested assets could occur due to certain risks. These include:

•	credit risk
•	currency risk
•	derivatives risk
•	emerging markets risk
•	foreign risk

•	leveraging risk
•	liquidity risk
•	market risk
•	short sale risk
•	smaller company risk

A description of these risks is provided in the section entitled General Risks.

TIFF US Equity Fund

Investment Objective.  The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

Performance Benchmark.  The fund seeks to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds the total return of the Wilshire 5000 Total Market Index by 1%, net of expenses, on an annualized basis. The Wilshire 5000 Total Market Index is a capitalization-weighted index which consists of US equity securities with readily available price data that trade on a regular basis on either the New York or American Stock Exchanges or on the NASDAQ OTC Market. The stocks in this index include the large-capitalization stocks that comprise the S&P 500 Index as well as the medium- and small-capitalization companies that comprise the Wilshire 4500 Completion Index. The Wilshire 5000 Total Market Index was previously known as the Dow Jones Wilshire 5000 Composite Index.

Principal Investment Strategies.  The fund pursues its objective by investing in a diversified portfolio of US equity securities in order to achieve broad exposure to all market sectors and to companies of all sizes. The fund invests in common and preferred stocks, securities convertible into common stocks, securities of investment companies, and CIVs. The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, swaps, and warrants, in order to gain or hedge exposure to the fund’s performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund’s other holdings, thereby adjusting the fund’s overall exposures toward the levels desired by TAS. Ordinarily, the fund invests at least 80% of its net assets in US equity securities. In addition, up to 15% of its assets may be invested in common stocks and ADRs or other depositary receipts of foreign issuers. The fund may also invest a significant portion of its assets in smaller companies.

For purposes of a fund’s 80% investment policy noted above, the fund considers “equity securities” to include direct investments in equity securities (such as common and preferred stocks, securities convertible into common stocks, and interests in CIVs and other pooled investment vehicles) or equity-related securities, as well as investments in synthetic and derivative instruments that have similar economic characteristics to such equity securities. The fund’s investments in synthetic and derivative instruments may include, but are not limited to, warrants, futures, options, swaps and depositary receipts.

Money Managers and Their Strategies

Aronson+Johnson+Ortiz LP takes a value-oriented approach to US equities, focusing on securities of well-managed companies with quality cash profits, relatively low market valuations, and positive price and earnings momentum. The manager selects securities from among the 350 largest capitalization stocks and creates portfolios of such issues, optimized to diversify multifaceted risks.

Shapiro Capital Management LLC emphasizes bottom-up stock selection. Investment candidates must compete in an industry that is easily understood. The manager seeks to identify companies with superior economic characteristics, including a high return on assets, sizable cash flow, significant barriers to entry, and products unlikely to become obsolete.

TIFF Advisory Services, Inc.  invests in futures contracts, derivative instruments, duration investments, and other securities and financial instruments, in accordance with the fund’s investment objective, policies, and restrictions. In doing to, TAS may be seeking to enhance returns, mitigate risks, adjust asset allocations, gain market exposure, manage cash, or otherwise pursue

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

the fund’s performance objective. TAS also selects CIV investments for the fund.

Westport Asset Management, Inc.  generally focuses on small capitalization companies (under $2.0 billion) with low price-to-earnings ratios. The manager seeks to buy stocks of companies whose future earnings or cash flows are expected to improve materially, over which time their stock prices are expected to appreciate substantially.

A Certain Commingled Investment Vehicle and Its Strategies

Information related to a certain private (unregistered) CIV held by the fund is included below. While the fund holds interests in this CIV as of the date of this prospectus, the fund’s CIV holdings may change from time to time. A complete list of the fund’s holdings is available on the TIFF website at www.tiff.org and is updated monthly.

Adage Capital Management, LP focuses on stock selection based on intra-industry fundamental analysis with a focus on intra-industry valuation methodologies. Adage Capital Partners, LP’s investments include long positions in securities of companies within and outside the S&P 500 Index that Adage believes are attractively valued, with an emphasis on those companies which Adage considers likely to outperform other companies within their particular industry or sector. The Adage fund’s portfolio also includes short positions in companies that Adage believes are overvalued, in particular relative to other companies within their industry sector. The Adage fund may also invest in derivatives and private securities; however, these investments constitute less than 4% of the Adage fund.

Principal Risks.  A loss of invested assets could occur due to certain risks. These include:

•	credit risk
•	currency risk
•	derivatives risk
•	foreign risk
•	leveraging risk

•	liquidity risk
•	market risk
•	short sale risk
•	smaller company risk

A description of these risks is provided in the section entitled General Risks.

TIFF Short-Term Fund

Investment Objective.  The fund’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

Performance Benchmark.  The fund seeks, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points. The Merrill Lynch US 6-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Principal Investment Strategies.  The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund may also enter into dollar roll transactions and repurchase and reverse repurchase agreements collateralized by securities issued by the US Government, its agencies, or its instrumentalities. The fund’s duration generally will not differ from the benchmark’s duration by more than three months. The manager, TAS, focuses on duration, maturity, relative valuations, and security selection. The fund typically maintains an overall quality rating of AAA by Standard & Poor’s Corporation (or deemed equivalent).

Principal Risks.  A loss of invested assets could occur due to certain risks. These include:

•	credit risk
•	government-sponsored enterprises risk

•	interest rate risk
•	market risk

A description of these risks is provided in the section entitled General Risks.

While the fund’s risk of principal loss is not expected to exceed that of a portfolio invested in 6-month US Treasury bills, fluctuations in the market value of the securities held in the fund’s portfolio could cause members’ shares, when redeemed, to be worth more or less than their original cost.

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TIFF Investment Program Prospectus

Risk Return Analysis — General Risks

Prospective members should consider their own risk tolerance, investment goals, and investment time horizon before committing assets to the TIP funds. General risks associated with the funds’ investment policies and investment strategies are defined below. The TIP funds to which each risk primarily applies are listed in brackets following the definition.

Below Investment Grade Risk.  Credit risk is particularly significant for debt securities that are rated below investment grade (“junk bonds”). Below investment grade debt securities are predominantly speculative and may not pay interest or return principal as scheduled. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a fund’s ability to sell these securities (liquidity risk). [Multi-Asset Fund]

Commodity Risk.  Commodity-linked derivative instru- ments may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. [Multi-Asset Fund]

Credit Risk.  An issuer or guarantor of a debt obligation, or the counterparty to a derivatives contract or a repurchase or reverse repurchase agreement, may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and other investments are subject to varying degrees of credit risk, which are often reflected in credit ratings. In the event of failure of asset-backed securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities, such as automobiles or credit card receivables, may be insufficient to support the payments on the securities. [All Funds]

Currency Risk.  A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency. [Multi-Asset, International Equity, and US Equity Funds]

Derivatives Risk.  Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The TIP funds use derivatives to, among other things, track a benchmark’s characteristics. Thus, derivatives may be used, among other things, to gain exposure to a market sector or country, to invest cash temporarily in a fund’s primary asset class, to generate income or total-return, or to adjust the duration of a fixed income portfolio. Derivatives may also be used to hedge a fund’s currency or interest rate risk. For these reasons, the primary risk of derivatives in the TIP funds is related to TAS’s, the money managers’, or the CIV managers’ ability to anticipate correctly the direction of movements in interest rates, securities prices, and foreign currency exchange rates; mispricing or improper valuation and the imperfect correlation between the price of a derivative and that of the underlying securities, interest rates, or currencies being hedged; the possible absence of a liquid secondary market for a particular derivative; the risk that the other parties to a derivatives contract may fail to meet their obligations (credit risk); and the risk that adverse price movements in a derivative can result in a loss greater than the fund’s initial investment in the derivative (in some cases, the potential loss is unlimited). [Multi-Asset, International Equity, and US Equity Funds]

Emerging Markets Risk.  Risks associated with foreign investments are intensified in the case of investments in emerging market countries, whose political, legal, and economic systems tend to be less developed and less stable than those of more developed nations. Such investments are often less liquid and more volatile than securities issued by companies located in developed nations. [Multi-Asset and International Equity Funds]

Foreign Risk.  Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. A fund could encounter difficulties in invoking legal process abroad and in enforcing contractual obligations in certain foreign countries. Transactions in foreign securities may involve higher transaction and custody costs than investments in US securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion will reduce a fund’s income. [Multi-Asset, International Equity, and US Equity Funds]

Government-Sponsored Enterprises Risk.  US Government agency debt securities include instruments issued by certain instrumentalities established or

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•   This report may not be reproduced or distributed without written permission from TIFF.

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TIFF Investment Program Prospectus

sponsored by the US Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). Although these securities are issued, in general, under the authority of an Act of Congress, the US Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the US Government. The US Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the US Government has recently provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the US Government will always do so or would do so yet again. [Multi-Asset and Short-Term Funds]

Interest Rate Risk.  Bond prices typically fluctuate due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond’s price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause a bond fund’s income to decline. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of a fund to successfully use these instruments may depend in part upon the ability of TAS or a money manager to forecast interest rates and other economic factors correctly. [Multi-Asset and Short-Term Funds]

Leveraging Risk.  Certain transactions may give rise to a form of leverage and many of the CIVs use leverage on a regular basis. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transactions. Leverage, including borrowing, may cause a fund to be more volatile than if the fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s securities. Therefore, a relatively small investment can have a disproportionately large impact on a fund. The use of derivatives may also create leveraging risk. To limit such leveraging risk, a fund observes asset segregation requirements to cover its obligations under derivative instruments. [Multi-Asset, International Equity, and US Equity Funds]

Liquidity Risk.  Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. These securities include certain CIVs, repurchase agreements and time deposits with notice or termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, unlisted over-the-counter options, and other securities that are traded in the US but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended, or for other reasons. In addition, certain mortgage-backed and asset-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. For additional information regarding risks relating to mortgage-backed and asset-backed securities, see the sections entitled Interest Rate Risk and Prepayment/Extension Risk. The fixed-income and credit markets have been experiencing a period of extreme volatility which has negatively and substantially impacted market liquidity conditions. As a result, debt instruments are experiencing greater illiquidity, increased price volatility, credit downgrades and increased likelihood of default. Securities that are less liquid are more difficult to value and may be difficult to sell. [Multi-Asset, International Equity, and US Equity Funds]

Market Risk.  The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issue, an entire industry or the market as a whole. Domestic and international equity markets have also been recently experiencing heightened volatility and turmoil. These events and the continuing market and economic upheavals may continue to have an adverse effect on the prices of securities held by the funds. [All Funds]

Non-Diversification Risk.  Compared to diversified funds, a non-diversified fund may invest a relatively high percentage of its assets in a limited number of companies. As a result, a non-diversified fund’s share price may be more susceptible to any single economic, political, or regulatory occurrence than would a diversified fund. Therefore, the net asset value of a non-diversified fund may be more volatile than the net asset value of a diversified fund. [Multi-Asset Fund]

Prepayment/Extension Risk.  Prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) earlier than expected. Prepayments often happen during periods of falling interest rates. Under these circumstances, the fund may be unable to recoup all of its initial investment and will suffer from having to

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TIFF Investment Program Prospectus

reinvest in lower yielding securities. Extensions often happen during periods of rising interest rates. Under these circumstances, the value of the obligation may decrease and become more volatile and the fund will suffer from an inability to invest in higher yielding securities. [Multi-Asset Fund]

Reverse Repurchase Risk.  Reverse repurchase agreements are considered a form of borrowing by the fund and therefore can be considered a form of leverage. Leverage may cause any gains or losses of the fund to be magnified. To reduce the risks from leverage, the SEC requires funds to maintain segregated accounts or have assets segregated on their books or the books of their custodian in connection with outstanding reverse repurchase agreements. [Multi-Asset Fund]

Short Sale Risk.  In a short sale transaction, a fund sells a security it does not own in anticipation that the market price of that security will decline. If the security sold short does not decrease in value as anticipated or increases in value, the fund will lose money. It is also possible that securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. It may not always be possible to close out a short position at a particular time or at an acceptable price. In addition, a lender may request the securities borrowed by a fund in connection with a short sale be returned to it on short notice, at a time when, in order to return them, the borrower must buy the borrowed stock at an unfavorable price. If this occurs at a time when other short sellers of the same stock also want to close out their positions, a “short squeeze” can occur, which can further increase the risk of loss to the fund. [Multi-Asset, International Equity, and US Equity Funds]

Smaller Company Risk.  The stocks of small or medium-sized companies may be more susceptible to market downturns and their price may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk). [Multi-Asset, International Equity, and US Equity Funds]

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TIFF Investment Program Prospectus

Risk Return Analysis — Performance Charts

These charts are intended to show the risks of investing in a fund by showing changes in each fund’s performance from year to year. Total return for the Multi-Asset, International Equity, and US Equity Funds includes the effects of entry and exit fees received by these funds; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The funds’ past performance does not necessarily indicate how the funds will perform in the future.

TIFF Multi-Asset Fund

During the ten-year period shown in the bar chart at right, the highest quarterly return was 11.30% (quarter ended 6/30/2003) and the lowest quarterly return was -14.04% (quarter ended 12/31/2008).

TIFF International Equity Fund

During the ten-year period shown in the bar chart at right, the highest quarterly return was 18.95% (quarter ended 6/30/2003) and the lowest quarterly return was -21.36% (quarter ended 12/31/2008).

TIFF US Equity Fund

During the ten-year period shown in the bar chart at right, the highest quarterly return was 17.24% (quarter ended 6/30/2003) and the lowest quarterly return was -21.96% (quarter ended 12/31/2008).

TIFF Short-Term Fund

During the ten-year period shown in the bar chart at right, the highest quarterly return was 1.89% (quarter ended 12/31/2000) and the lowest quarterly return was 0.09% (quarter ended 3/31/2004).

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TIFF Investment Program Prospectus

Risk Return Analysis — Performance Table

The table below illustrates the changes in the TIP funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years and since fund inception compare with selected benchmarks. Total returns for the Multi-Asset, International Equity, and US Equity Funds include the effects of entry and exit fees received by the funds and the deduction of such fees on a purchase and a redemption of fund shares assuming a purchase at the beginning of each period and a redemption in full at the end of the period. Past performance is not necessarily an indication of how the funds will perform in the future.

	Average Annual Total Returns through 12/31/2008
	One Year	Five Years	Ten Years	Since Inception	Fund Inception
TIFF Multi-Asset Fund	-26.70%	4.41%	5.98%	6.80%	3/31/1995
Benchmarks [a]
MSCI All Country World Index [b]	-42.19%	-0.06%	-0.14%	4.39%
CPI + 5% per annum	5.10%	7.79%	7.64%	7.53%
Constructed MAF Index [c]	-28.72%	2.61%	3.87%	6.43%
TIFF International Equity Fund	-43.76%	3.67%[d]	4.17%[d]	4.91%[d]	5/31/1994
Benchmark [a]
MSCI All Country World Index ex US [e]	-45.53%	2.56%	1.95%	3.58%
TIFF US Equity Fund	-36.69%	-1.62%[d]	0.68%[d]	7.13%[d]	5/31/1994
Benchmark [a]
Wilshire 5000 Total Market Index [f]	-37.34%	-1.67%	-0.63%	6.66%
TIFF Short-Term Fund	2.97%	3.30%[d]	3.65%[d]	4.26%[d]	5/31/1994
Benchmarks [a]
Merrill Lynch US 6-Month Treasury Bill Index [g]	3.58%	3.65%	3.80%	4.37%
Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points [h]	3.06%	3.14%	3.28%	3.85%
[a]	Benchmarks do not reflect deductions for fees, expenses, or taxes. One cannot invest directly in an index.
[b]	Please note that the MSCI All Country World Index is 100% stocks whereas TIFF Multi-Asset Fund normally comprises multiple asset classes. Management considers the primary benchmark of the fund to be CPI + 5%. The MSCI All Country World Index is presented as a benchmark for the fund solely to comply with SEC regulations. The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed and emerging markets. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000, and net of foreign withholding taxes thereafter.
[c]	The Constructed MAF Index has been changed on various occasions since its inception (3/31/1995). The historical returns shown are based on the composition of the Constructed MAF Index that was in effect at the time the performance was generated.
[d]	Performance data reflects an expense waiver. For applicable periods, total return would have been lower had certain expenses not been waived.

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TIFF Investment Program Prospectus

[e]	The MSCI All Country World Index ex US is a free float-adjusted market capitalization-weighted index of publicly traded non-US stocks. MSCI All Country World Index ex US returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000, and net of foreign withholding taxes thereafter.
[f]	The Wilshire 5000 Total Market Index is a capitalization-weighted index which consists of US equity securities with readily available price data that trade on a regular basis on either the New York or American Stock Exchanges or on the NASDAQ OTC Market. The stocks in this index include the large-capitalization stocks that comprise the S&P 500 Index as well as the medium- and small-capitalization companies that comprise the Wilshire 4500 Completion Index. The Wilshire 5000 Total Market Index was previously known as the Dow Jones Wilshire 5000 Composite Index.
[g]	The Merrill Lynch US 6-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
[h]	This supplemental index is designed to illustrate the impact of operating expenses and trading costs on Short-Term Fund’s performance. It is derived from Short-Term Fund’s primary index, the Merrill Lynch US 6-Month Treasury Bill Index.

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TIFF Investment Program Prospectus

Fees and Annual Operating Expenses

This table describes the fees and expenses that a member may pay when buying or holding shares of a fund. This table and the examples below represent fee and expense information for the fiscal year ended December 31, 2008.

	MAF	IEF	USEF	STF
Shareholder Fees (paid directly from the shareholder’s investment)
Sales Loads	None	None	None	None
Transaction Charges paid to Funds[a]
Entry Fees on Purchases	0.50%	0.75%	0.25%	None
Exit Fees on Redemptions	0.50%	0.75%	0.25%	None
Annual Operating Expenses (expenses that are deducted from fund assets)
Management Fees[b]	0.29%	0.54%	0.46%	0.03%
TAS	0.16%	0.15%	0.15%	0.03%
Money Managers	0.13%	0.39%	0.31%	—
Other Expenses[c]	0.24%	0.26%	0.22%	0.17%
Acquired Fund Fees and Expenses[d]	0.65%	0.95%	0.32%	None
Total	1.18%[e]	1.75%[e]	1.00%[e]	0.20%
[a]	Entry and Exit Fees. While each fund is no-load (i.e., does not charge sales commissions), the Multi-Asset, International Equity, and US Equity Funds assess entry and exit fees as set forth in the above table, expressed as a percentage of the purchase or redemption amount. The reasons for these fees are described in detail in the section entitled Member Information — Fees. TAS may waive these fees when the transaction will not result in significant costs for the fund.
[b]	Management Fees. The management fees listed above include advisory fees and fees of those money managers that manage separate accounts on behalf of a fund. Many of the money managers have performance-based fee schedules and therefore these fees will vary over time depending in part on the performance of the fund assets managed by those money managers. These fees are deducted from fund assets and are expressed as a percentage of average net assets. For further discussion of money manager fees, see the section of the SAI entitled Performance-Based Fees for Money Managers.
[c]	Other Expenses. This category includes administration fees, custody fees, interest expense, legal and audit fees, and other miscellaneous fund expenses. These expenses are deducted from fund assets and are expressed as a percentage of average net assets. Excluding interest expense and dividends paid on securities sold short, other expenses incurred by the Multi-Asset Fund were 0.15%.
[d]	Acquired Fund Fees and Expenses. This category represents the approximate fees and expenses indirectly incurred by a fund as a result of the fund’s investment in the securities of the CIVs, including other investment companies, based upon the data provided as of the date of this prospectus. The total expenses attributable to the CIVs, which are reflected as a reduction in the CIVs’ gross returns, may differ significantly from period to period due to the variability of incentive fees. Excluding interest expense and dividends paid on securities sold short by the CIVs, Acquired Fund Fees and Expenses indirectly incurred by the Multi-Asset, International Equity, and US Equity Funds were 0.28%, 0.33%, and 0.07%, respectively.
[e]	Total. Total annual fund operating expenses may not correspond to the ratios of expenses to average net assets shown in the Financial Highlights section in this prospectus, which reflect the operating expenses of the fund and do not include Acquired Fund Fees and Expenses.

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TIFF Investment Program Prospectus

Example.  This example is intended to help members compare the cost of investing in a TIP fund with the cost of investing in other mutual funds. The example assumes that one invests $10,000 in a fund for the time periods indicated. The example also assumes that the investment has a 5% return each year, the fund’s operating expenses remain the same based upon the expenses as shown in the fee table, and all dividends and distributions are reinvested. Entry fees are reflected in both scenarios and exit fees are reflected in the rows labeled “With redemption at end of period.” Actual costs may be higher or lower.

Expenses per $10,000 Investment

	MAF	IEF	USEF	STF
One Year
With redemption at end of period	$221	$328	$153	$20
No redemption at end of period	$170	$252	$127	$20
Three Years
With redemption at end of period	$479	$704	$371	$64
No redemption at end of period	$423	$622	$343	$64
Five Years
With redemption at end of period	$756	$1,104	$606	$113
No redemption at end of period	$696	$1,017	$576	$113
Ten Years
With redemption at end of period	$1,547	$2,224	$1,283	$255
No redemption at end of period	$1,475	$2,122	$1,247	$255

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17

TIFF Investment Program Prospectus

Additional Performance and Expense Information

The following presents (1) non-standardized supplemental performance data for the Multi-Asset, International Equity, and US Equity Funds and (2) non-standardized supplemental expense information for the Multi-Asset, International Equity, and US Equity Funds, each of which is further described below. This information is presented in addition to and should not be confused with the standard performance data required by the SEC, which is included in the Risk Return Analysis — Performance Table on page 14, and the expense example which is included in Fees and Annual Operating Expenses on page 16. The standard performance data should be carefully reviewed by members.

The table below illustrates the changes in the yearly performance of the Multi-Asset, International Equity, and US Equity Funds and shows how each fund’s average returns for one year, five years, ten years and since fund inception compare with selected benchmarks. Total return includes the effects of entry and exit fees received by the funds; however, a member’s total return for the period, assuming a purchase at the beginning of each period and a redemption at the end of the period, would be lower by the amount of the entry and exit fees, which are paid by the member to the funds. Past performance is not necessarily an indication of how the funds will perform in the future.

	Average Annual Total Returns through 12/31/2008
	One Year	Five Years	Ten Years	Since Inception	Fund Inception
TIFF Multi-Asset Fund	-25.98%	4.62%	6.09%	6.87%	3/31/1995
Benchmarks [a]
MSCI All Country World Index	-42.19%	-0.06%	-0.14%	4.39%
CPI + 5% per annum	5.10%	7.79%	7.64%	7.53%
Constructed MAF Index	-28.72%	2.61%	3.87%	6.43%
TIFF International Equity Fund	-42.92%	3.97%[b]	4.32%[b]	5.02%[b]	5/31/1994
Benchmark [a]
MSCI All Country World Index ex US	-45.53%	2.56%	1.95%	3.58%
TIFF US Equity Fund	-36.39%	-1.52%[b]	0.73%[b]	7.17%[b]	5/31/1994
Benchmark [a]
Wilshire 5000 Total Market Index	-37.34%	-1.67%	-0.63%	6.66%
[a]	Benchmarks do not reflect deductions for fees, expenses, or taxes. One cannot invest directly in an index. See Risk Return Analysis — Performance Table for a detailed description of each benchmark.
[b]	Performance data reflect an expense waiver. For applicable periods, total return would have been lower had certain expenses not been waived.

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TIFF Investment Program Prospectus

Example.  This additional example is provided to show the costs of investing in the funds if the interest expense and dividends paid on securities sold short for the Multi-Asset Fund, were excluded from the Other Expenses category of Annual Operating Expenses, and the interest expense and dividends paid on securities sold short by the CIVs were excluded from Acquired Fund Fees and Expenses for the Multi-Asset, International Equity, and US Equity Funds. This example assumes that one invests $10,000 in a fund for the time periods indicated. The example also assumes that the investment has a 5% return each year, the fund’s operating expenses reflect the expenses as shown in the fee table excluding the interest and dividend expenses described above, and all dividends and distributions are reinvested. Entry fees are reflected in both scenarios and exit fees are reflected in the rows labeled “With redemption at end of period.” Actual costs may be higher or lower.

Expenses per $10,000 Investment

	MAF	IEF	USEF
One Year
With redemption at end of period	$175	$267	$127
No redemption at end of period	$123	$189	$101
Three Years
With redemption at end of period	$335	$515	$292
No redemption at end of period	$279	$431	$264
Five Years
With redemption at end of period	$510	$783	$472
No redemption at end of period	$449	$693	$441
Ten Years
With redemption at end of period	$1,016	$1,548	$991
No redemption at end of period	$940	$1,439	$953

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TIFF Investment Program Prospectus

Eligible Investors

Asset Size.  Each fund will accept as new members only those organizations that meet the eligibility criteria set forth under the heading Eligibility Criteria and are “accredited investors” as defined in rule 501(a) under the Securities Act of 1933, as amended, and the SEC’s interpretations thereof, which generally contemplate, among other criteria, that an organization have total assets in excess of $5 million. Organizations must also be “qualified clients” as defined in Rule 205-3(d) under the Investment Advisers Act of 1940, which generally means that an organization must invest at least $750,000 in the TIP funds or have a net worth of more than $1.5 million. TAS, TAS employees, and their affiliates, including other vehicles managed or sponsored by TAS or its affiliates, are not subject to the “accredited investor” criterion. From time to time the funds may impose additional eligibility criteria.

Eligibility Criteria.  The funds are open to:

•	501(c)(3) organizations or affiliated or related entities;
•	Organizations determined by TAS, in its sole discretion, to be operated for charitable purposes;
•	Defined benefit plans of eligible organizations; and
•	TAS, TAS employees (including retirement accounts or other accounts of which the employee is the sole beneficial owner), and their affiliates, including other vehicles managed or sponsored by TAS or its affiliates.
Management and Administration of the Tip Funds
TIP	TIFF Investment Program, Inc., a regulated family of no-load, open-end mutual funds offered primarily to non-profit organizations.
TAS	TIFF Advisory Services, Inc., the investment advisor of the TIP funds.
TEF	The Investment Fund for Foundations, d/b/a TIFF Education Foundation (“TEF”), a tax-exempt, private operating foundation which seeks to enhance non-profit fiduciaries’ knowledge of investing.

The TIFF Organization.  Known colloquially as TIFF, TIP, TAS, and TEF collectively seek to improve the net investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries’ knowledge of investing. TIP and TAS were organized by TEF. Although certain members of TEF’s board of trustees serve as directors of TIP, TEF does not exercise control over TIP. The directors of TIP are elected by the members of the TIP funds (i.e., the shareholders) or, when permitted by law, by TIP directors. Each TIP fund has its own investment objective and policies. The TIP Board supervises the funds, which are advised by TAS.

Biographies of Board Members and Principal Officers

Set forth below is biographical information regarding the board members and principal officers of TIP, TAS, and TEF. The information includes institutions with which these individuals have been associated for at least the last five years.

Biographies of TIP Board Members

Suzanne Brenner is Chief Investment Officer of The Metropolitan Museum of Art. She was formerly Deputy Chief Investment Officer and Associate Treasurer of The Metropolitan Museum of Art and was previously Assistant Treasurer and Director of Investments at The Rockefeller Foundation. Ms. Brenner is a director of 100 Women in Hedge Funds, a global association of professional women. She is also a Certified Public Accountant.

Sheryl Johns is Executive Vice President of Houston Endowment Inc., a private foundation. Ms. Johns was formerly a Manager with the accounting firm Ernst & Young. She is a Certified Management Accountant as well as a Certified Public Accountant. Ms. Johns also serves on the board of TEF.

William McCalpin was formerly the Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (“RBF”). Prior to assuming his position with RBF, Mr. McCalpin was director of investments related to programs at the John D. and Catherine T. MacArthur Foundation in Chicago. Mr. McCalpin was a founding director of TIFF. He is the Chair of the Board of Trustees of the Janus Funds and serves as a director of the F.B. Heron Foundation. Mr. McCalpin currently serves as Chair of the TIP Board.

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	TIP	TAS	TEF
Outside Board Members
Seth Alexander		Director
Suzanne Brenner	Director
Christopher Brightman		Director/ Chair
John Craig			Director
Sheryl Johns	Director		Director/ Chair
Mark Kritzman		Director
William McCalpin	Director/ Chair
William McLean			Director
Jane Mendillo		Director
D. Ellen Shuman		Director

Principal Officers and Board Members Paid by TAS
Richard J. Flannery	President/ CEO	Director/ CEO
David A. Salem	VP/CIO	Director/ President/ CIO	Director/ President
Richelle S. Maestro	VP/Chief Legal Officer	VP/General Counsel
Dawn I. Lezon	Treasurer/ CFO	VP/ Treasurer
Kelly A. Lundstrom	VP	VP
Tina M. Leiter	Secretary	Secretary/Deputy CO	Secretary
Christian A. Szautner	CCO	VP/CCO

Biographies of Remaining Outside TAS and TEF Board Members

Seth Alexander is President of MIT Investment Management Company in Cambridge, Massachusetts. He was formerly a Director at the Yale Investments Office. He is a CFA charterholder.

Christopher Brightman is Chief Executive Officer and acts as Chief Investment Officer of the University of Virginia Investment Management Company. He serves as an Investment Advisory Committee member of the Virginia Retirement System. He was formerly the Chief Investment Officer of Strategic Investment Group, a multi-manager global investment firm. He is a CFA charterholder.

John Craig is Executive Vice President and Chief Operating Officer of The Commonwealth Fund. He also serves as Chairman of the Nonprofit Coordinating Committee of New York City and on the boards of the Greenwall Foundation, the International Women’s Health Coalition, and the National Center on Philanthropy and the Law. Mr. Craig was a founding director of TIFF.

Mark Kritzman is President and CEO of Windham Capital Management where he is responsible for managing research activities and investment advisory services. He is also Research Director of the CFA Institute’s Research Foundation, and he teaches a graduate course in financial engineering at MIT’s Sloan School of Management.

William McLean is Vice President and Chief Investment Officer of Northwestern University. He was formerly a Senior Managing Director of asset and investment management of the John D. and Catherine T. MacArthur Foundation and an investment officer at The Duke Endowment. He serves on the Investment Committees of Father Flanagan’s Boy’s Home and National Collegiate Athletic Association.

Jane Mendillo is President and Chief Executive Officer of Harvard Management Company. She was formerly Chief Investment Officer of Wellesley College and was previously a Vice President of Harvard Management Company and a management consultant with Bain & Company.

D. Ellen Shuman is Vice President and Chief Investment Officer of Carnegie Corporation of New York, a private foundation. She was formerly Director of Investments at Yale University. Ms. Shuman is a CFA charterholder.

Biographies of Principal Officers

Richard J. Flannery serves as a Director and the Chief Executive Officer of TAS, with overall responsibility for all of its activities. He also serves as TIP’s President and Chief Executive Officer. Prior to joining TIFF, Mr. Flannery was Executive Vice President of the global money management firm Delaware Investments. During his 14-year tenure at Delaware Investments, he supervised multiple departments in the firm and played a key role in the firm’s transition from a domestic to a global investment management firm.

Tina M. Leiter serves as Secretary and Deputy Compliance Officer of TAS, and Secretary of TIP and TEF. She was formerly Chief Compliance Officer of TAS. Her prior experience includes eight years at Merrill Lynch, where she assisted with operations and account maintenance.

Dawn I. Lezon serves as Treasurer and Chief Financial Officer of TIP and Vice President and Treasurer of TAS. Prior to joining TIFF, Ms. Lezon was a partner of the public accounting firm Crane, Tonelli, Rosenberg & Co. LLP.

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Kelly A. Lundstrom serves as Vice President of TAS and TIP. Ms. Lundstrom’s prior experience includes three years of investment operations consulting and 11 years in investment operations at Howard Hughes Medical Institute.

Richelle S. Maestro is Vice President and General Counsel of TAS as well as Vice President and Chief Legal Officer of TIP. Prior to joining TAS, Ms. Maestro was Executive Vice President and General Counsel of Delaware Investments, where she had responsibility for all legal and compliance matters.

David A. Salem is Vice President and Chief Investment Officer of TIP, President and Chief Investment Officer of TAS, and a Director and President of TEF. Prior to assuming TAS’s presidency in 1993, Mr. Salem was a Partner in the Boston-based investment advisory firm Grantham, Mayo, Van Otterloo & Co., where his responsibilities included asset allocation and strategic planning. He has served on the faculties of Middlebury College and the University of Virginia and in the Office of the Counsel to the President of the United States. Mr. Salem is a Trustee of Middlebury College and a member of the investment committee of The Atlantic Philanthropies. He was formerly a trustee of the Core Knowledge Foundation and formerly co-chair of the Cabinet of the Thomas Jefferson Foundation (Monticello).

Christian A. Szautner is Chief Compliance Officer of TIP and Vice President and Chief Compliance Officer of TAS. He was formerly a partner at the law firm of Ballard Spahr Andrews & Ingersoll, LLP, since 2005, and prior thereto was an associate at the same firm.

The Advisor

TIFF Advisory Services, Inc., with principal offices at Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428, serves as the advisor to all TIP funds. TAS was formed to facilitate investment by non-profit organizations in stocks, securities, and other assets. A discussion regarding the basis for the TIP Board approving the advisory agreement with TAS is available in the funds’ most recent semi-annual report to members for the period ended June 30.

Advisory Agreement.  Pursuant to an investment advisory agreement with TIP on behalf of each fund, TAS manages the investment program of each fund. TAS is responsible for money manager selection and supervision. TAS’s duties include identifying and, subject to review and approval of the TIP Board, selecting money managers to invest the funds’ assets; negotiating money manager agreements; periodically reviewing each money manager’s performance and making recommendations to the TIP Board with respect to the continuation, modification or termination of the agreement with each money manager; and allocating and reallocating assets among money managers. TAS also selects CIVs for the funds, which may include hedge funds, exchange-traded funds and other types of pooled investment vehicles, manages the funds’ cash, certain investments in US Treasury obligations, and certain investments in futures contracts and derivative instruments. TAS’s investments in futures and derivative instruments are intended to facilitate the funds’ benchmark risk and return objectives in a cost-efficient manner and are designed to supplement the investment strategies and techniques used by the money managers. In addition, in accordance with the investment advisory agreement, TAS manages Short-Term Fund’s assets directly in lieu of selecting one or more money managers.

Money Managers

A discussion regarding the basis for the TIP Board approving the advisory agreements with money managers is available in the funds’ most recent semi-annual report to members for the period ended June 30. An additional discussion regarding the basis for the TIP Board approving the advisory agreement with Marathon Asset Management, LLP is available in the funds’ most recent annual report to members for the period ended December 31.

Allocation of Assets among Money Managers.  In the case of funds that are managed by more than one money manager, TAS is responsible for determining the appropriate manner in which to allocate assets to each money manager. There is no pre-specified target allocation by money manager. TAS may allocate or reallocate assets among managers or may allocate assets away from a manager as it deems appropriate in pursuit of the overall objectives of the fund involved. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. The success of this structure depends on TAS’s ability to identify and retain money managers that can achieve superior investment results relative to appropriate benchmarks, combine money managers that have complementary investment styles, monitor money managers’ performance and adherence to stated styles, and effectively allocate fund assets among money managers.

Discretion Afforded Money Managers.  Each money manager has discretion to purchase and sell securities and other investments for its allocated portion of a fund’s assets, subject to written investment objectives, policies,

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and restrictions. For separate accounts, these guidelines are developed by TAS; for CIVs, the guidelines are typically developed by the CIVs’ management and reviewed by TAS. Although the money managers’ activities are subject to general oversight by the TIP Board and officers of TIP and TAS, neither the directors nor the officers evaluate the investment merits of the money managers’ individual security selections.

Manager Selection Process.  TAS is responsible for identifying qualified money managers and CIVs and negotiating the agreement terms under which each money manager will provide services to the funds. Money manager agreements are submitted for approval to TIP’s Board. TIP’s Board retains the right to disapprove the hiring of money managers and to terminate agreements between TIP and the money managers. The funds and TAS have received an order from the SEC, which permits TAS to hire and terminate unaffiliated money managers or change the terms of their advisory agreements, subject to specified terms and conditions, with the approval of TIP’s Board without obtaining member approval.

Manager Selection Criteria.  In selecting money managers, TAS weighs a number of relevant factors and makes its selection based on a comparison of such factors. TAS generally reviews factors such as the historical investment results of comparable money managers, evaluates written information supplied by the money managers and others, and conducts face-to-face interviews with individuals who would actually manage money for TIP should their firms be selected by TAS on behalf of TIP. Each of the disqualifying attributes noted below may constitute sufficient grounds for rejection or dismissal of a money manager displaying such attribute(s). The factors considered by TAS in selecting the funds’ current money managers and in considering the selection of other money managers may include:

Important Attributes

•	Well-defined investment philosophy that gives the manager a discernible competitive advantage in the gathering or processing of investment data
•	Verifiable record that the firm has faithfully executed its philosophy over time
•	Stable and cohesive management team with strong personal incentives
•	Financial
•	Psychological (identification with firm and clients)
•	Reasonable amount of assets under management for the philosophy
•	Proven capacity to deliver reasonably uniform results to all clients’ assets to which the philosophy is applied
•	Satisfactory returns versus a relevant benchmark
•	Proven capacity to adapt to changes in financial markets
•	Proven willingness to invest adequately in its own business (including technological resources)
•	Proven willingness to adhere to TIFF’s credo

Helpful Attributes

•	Investment management is sole (preferably) or primary business
•	Decision-makers are seasoned professionals or firm’s evolving investment philosophy is innovative (preferably both)
•	Willingness to use performance-based fee arrangements
•	Fee structure links manager’s compensation directly and primarily to returns (versus assets)

Undesirable Attributes

•	Insufficiently trained administrative personnel
•	Insufficiently robust investment accounting systems
•	Investment decision-makers unduly burdened with administrative tasks
•	Unwillingness to specify product size limits

Disqualifying Attributes

•	High degree of personnel turnover
•	Investment decision-makers (as distinct from portfolio management) engaged primarily in brokerage or financial planning
•	Inability to meet performance reporting deadlines
•	Criminal convictions or material sanctions by the SEC or other federal or state regulatory agencies

Other Considerations.  When evaluating potential money managers for TIP, TAS typically considers carefully the financial viability and stability of the money managers, but it does not assume that the age or size of an investment management organization and the quality of its services are always positively correlated.

Money Manager Agreements.  In order to preserve the flexibility needed to respond to changes in TIP’s operating environment, the agreements between TIP and each money manager do not specify the percentage of a fund’s assets to be allocated to the money manager. Members and

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prospective members seeking to know the actual allocation of each fund’s assets across money managers at a given time can obtain this information by contacting TAS at the telephone number shown on the back cover of this prospectus.

Performance-Based Fees.  Some of the money managers are compensated for their services on the basis of a performance-based fee arrangement. Generally, these arrangements specify a minimum fee (floor), expressed as a percentage of gross assets, a maximum fee (cap) and a fee formula that embodies the concept of a “fulcrum” fee (i.e., a fee midway between the minimum and the maximum). Actual fees paid to a money manager are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the fee if the portfolio’s excess return (i.e., its actual return less the total return of the portfolio’s benchmark) exceeds a specified level and to reduce the fee if the portfolio’s excess return falls below this level. The performance fee arrangement with respect to a portion of the assets managed by one money manager does not embody the concept of a fulcrum fee. Rather, the fee formula provides that the money manager is entitled to a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark. Total returns are computed over rolling time periods of varying lengths. Fee formulas are normally expressed in basis points, where a basis point is  1/100 of one percent.

Money Manager Fee Arrangements and Portfolio Managers

The funds’ SAI provides additional information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities of the funds they manage.

Total Management Fees Paid to TAS and Money Managers for Fiscal Year Ended 12/31/2008
Multi-Asset	0.29%
International Equity	0.54%
US Equity	0.46%
Short-Term	0.03%

Note: These fees do not include management and incentive fees paid to CIV managers or the CIVs’ operating expenses, which are reflected as a reduction in the CIVs’ gross returns. See Fees and Annual Operating Expenses for additional information regarding CIV fees and expenses.

Multi-Asset Fund

Aronson+Johnson+Ortiz LP (230 South Broad Street, 20th Floor, Philadelphia, PA 19102) is compensated based on performance. Its fee formula will vary depending on the combined value of Multi-Asset Fund and US Equity Fund assets it manages. When the combined average daily net asset value of the assets of Multi-Asset Fund and US Equity Fund managed by Aronson+Johnson+Ortiz LP (“Combined Value”) is less than $100 million during the final month in a trailing 12-month period, the fee formula entails a floor of 10 basis points, a cap of 80 basis points, and a fulcrum fee of 45 basis points, in which case the fund must earn 210 basis points over the return of the S&P 500 Index in order for the manager to earn the fulcrum fee. When the Combined Value is equal to or exceeds $100 million during the final month in a trailing 12-month period, the fee formula entails a floor of 10 basis points, a cap of 50 basis points, and a fulcrum fee of 30 basis points, in which case the fund must earn 200 basis points over the return of the S&P 500 Index in order for the manager to earn the fulcrum fee. Theodore R. Aronson (CFA, CIC, Managing Principal) has been a portfolio manager with Aronson+ Johnson+Ortiz LP since 1984. Martha E. Ortiz (CFA, CIC, Principal) has been a portfolio manager with the firm since 1987. Gina Marie N. Moore (CFA, CPA, Principal) has been a research analyst and portfolio manager with the firm since 1998. R. Brian Wenzinger (CFA, Principal) has been a research analyst and portfolio manager with the firm since 2000. Stuart P. Kaye (Principal) has been a portfolio manager with the firm since 2008. Prior to joining the firm, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008. All, except Mr. Wenzinger and Mr. Kaye, have managed assets for the fund since 1998. Mr. Wenzinger has managed assets for the fund since 2006 and Mr. Kaye has managed assets for the fund since 2008.

Brookfield Redding LLC (71 South Wacker Drive, Suite 3400, Chicago, IL 60606) is compensated based on performance. Its fee formula entails a floor of 50 basis points, a cap of 250 basis points, and a fulcrum fee of 150 basis points. The portfolio must earn 500 basis points over the return of the MSCI US REIT Index in order for the manager to earn the fulcrum fee. Kim Redding (CEO and Chief Investment Officer) and Jason Baine (Portfolio Manager) have been portfolio managers with Brookfield Redding since 2001 and have managed assets for the fund since 2003. Bernhard Krieg (Portfolio Manager) has been employed by Brookfield Redding since 2006 and has managed assets for the fund since 2006. Prior to joining Brookfield Redding, Mr. Krieg was a Senior Vice President and Senior Analyst for a real estate securities

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hedge fund and previous to that he was a Vice President and Senior Analyst at Security Capital.

Marathon Asset Management, LLP (Orion House, 5 Upper St. Martin’s Lane, London, England WC2H 9EA) is compensated in part based on performance and in part based on assets. With respect to fund assets managed by Marathon prior to October 31, 2008, its fee is based on performance. Its fee formula with respect to such assets entails a floor of 15 basis points, a cap of 160 basis points, and a fulcrum fee of 88 basis points. The portfolio must earn 424 basis points over the return of the MSCI All Country World Index in order for Marathon to receive the fulcrum fee. With respect to assets allocated to Marathon on or after October 31, 2008 (the “additional assets”), which represented approximately one-third of the fund assets allocated to Marathon as of that date, its compensation will entail an asset-based fee of 0.35% per year, payable monthly, and a performance fee, payable annually. The performance fee formula with respect to the additional assets generally provides that Marathon will receive 20% of the amount by which the annualized return generated by the portfolio exceeds the annualized return of the MSCI All Country World Index, measured over a rolling sixty (60) month period, multiplied by the average daily net asset value of the additional assets over the same sixty (60) month period. During the first five years after the funding of the additional assets, the performance fee is similarly structured, with the measurement periods starting at the funding date and running through each calculation date. Jeremy J. Hosking (Director) has been a portfolio manager with Marathon since 1986 and has managed assets for the fund since 2003. Neil Ostrer (Director) has been a portfolio manager with Marathon since 1986 and has managed assets for the fund since 2003. William Arah (Director) has been a portfolio manager with Marathon since 1987 and has managed assets for the fund since 2003.

Mondrian Investment Partners Limited (10 Gresham Street, 5th Floor, London, England EC2V 7JD) is compensated based on assets. The manager receives 0.425% per year on the first $50 million of its portfolio and 0.30% per year on amounts above $50 million, subject to a minimum account size of $50 million or fees equivalent thereto. Nigel G. May (Director, Chief Investment Officer — Global Equities) has been a portfolio manager with Mondrian since 1991 and has managed assets for the fund since 2005. Elizabeth A. Desmond (Director, Chief Investment Officer — International Equities) has been a portfolio manager with Mondrian since 1991 and has managed assets for the fund since 2003. Brendan Baker (Senior Portfolio Manager) has been a portfolio manager with Mondrian since 2002 and has managed assets for the fund since 2005. Mondrian has managed assets for the fund since 2002.

Shapiro Capital Management LLC (One Buckhead Plaza, Suite 1555, 3060 Peachtree Road NW, Atlanta, GA 30305) is compensated based on performance. Its fee formula entails a floor of 50 basis points, a cap of 95 basis points, and a fulcrum fee of 73 basis points. The portfolio must earn 325 basis points over the return of the Russell 2000 Index in order for the manager to earn the fulcrum fee. Samuel R. Shapiro (Chairman, CIO) has been a portfolio manager with Shapiro Capital since 1990 and has managed assets for the fund since 2008. Michael A. McCarthy (Director of Research, CFA) has been a portfolio manager with Shapiro Capital since 1991 and has managed assets for the fund since 2008. Louis S. Shapiro (President, CCO) has been a portfolio manager with Shapiro Capital since 1993 and has managed assets for the fund since 2008.

Smith Breeden Associates, Inc. (280 South Mangum Street, Suite 301, Durham, NC 27701) is compensated based on performance. Its fee formula entails a floor of 10 basis points on the first $200 million of aggregate net assets managed on behalf of applicable TIP funds (5 basis points on the aggregate net assets over $200 million managed on behalf of applicable TIP funds), a cap of 85 basis points, and a fulcrum fee of 48 basis points. The portfolio must earn 205 basis points over the return of a weighted average of the 10-year US Treasury Inflation Protected Security and the Citigroup 10-year Treasury Index in order for the manager to earn the fulcrum fee. Timothy D. Rowe (Principal) has been a portfolio manager with Smith Breeden since 1988 and has managed assets for the fund since 2003. Robert W. Aufdenspring (Senior Vice President, CFA) has been employed by Smith Breeden since 1999 and has served as secondary portfolio manager for the fund since 2003.

TIFF Advisory Services, Inc. (Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428) is compensated based on assets. The manager receives 0.20% per year on the first $500 million; 0.18% on the next $500 million; 0.15% on the next $500 million; 0.13% on the next $500 million; 0.11% on the next $500 million; and 0.09% on amounts above $2.5 billion. John Thorndike (Deputy Chief Investment Officer, Marketable Investments) joined TAS in 2004 and has managed assets for the fund, including overseeing asset allocation, manager monitoring, and risk management, since 2007. Prior to joining TAS, Mr. Thorndike was an analyst in the investment office of Bowdoin College. Mr. Thorndike consults regularly with David Salem, TAS’s President and

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TIFF Investment Program Prospectus

Chief Investment Officer, and Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

Wellington Management Company, LLP (75 State Street, Boston, MA 02109) is compensated based on assets. The manager receives 0.45% per year on the first $50 million of its portfolio, 0.40% per year on the next $50 million, and 0.35% per year on amounts above $100 million. James A. Bevilacqua (Senior Vice President and Equity Portfolio Manager) has been an investment professional with Wellington Management since 1994 and has been the portfolio manager of the fund since 2003. Karl E. Bandtel (Senior Vice President and Equity Portfolio Manager) has been an investment professional with Wellington Management since 1990 and has been involved in portfolio management and securities analysis of the fund since 1996.

Westport Asset Management, Inc. (253 Riverside Avenue, Westport, CT 06880) is compensated based on performance. Its fee formula entails a floor of 15 basis points, a cap of 200 basis points, and a fulcrum fee of 108 basis points. The portfolio must earn 430 basis points over the return of the Russell 2000 Index in order for the manager to earn the fulcrum fee. Andrew J. Knuth (Chairman, CIO, Portfolio Manager) founded Westport Asset Management in 1983, has been a portfolio manager with the firm since 1985, and has managed assets for the fund since 2008. Edmund H. Nicklin, Jr. (Executive Vice President, Portfolio Manager) has been a portfolio manager with Westport Asset Management since 1997 and has managed assets for the fund since 2008.

International Equity Fund

Marathon Asset Management, LLP (Orion House, 5 Upper St. Martin’s Lane, London, England WC2H 9EA) is compensated based on performance. Its fee formula entails a floor of 15 basis points, a cap of 160 basis points, and a fulcrum fee of 88 basis points. The portfolio must earn 424 basis points over the return of the MSCI All Country World Index ex US in order for the manager to receive the fulcrum fee. Jeremy J. Hosking (Director) has been a portfolio manager with Marathon since 1986 and has managed assets for the fund since 1994. Neil Ostrer (Director) has been a portfolio manager with Marathon since 1986 and has managed assets for the fund since 1994. William Arah (Director) has been a portfolio manager with Marathon since 1987 and has managed assets for the fund since 1994. Charles Carter (Portfolio Manager) has been employed by Marathon since 1999 and has managed assets for the fund since 2007.

Mondrian Investment Partners Limited (10 Gresham Street, 5th Floor, London, England EC2V 7JD) is compensated based on assets. The manager receives 0.550% per year on the first $50 million of its portfolio, 0.385% per year on the next $50 million and 0.330% per year on amounts above $100 million. Hamish O. Parker (Director) has been a portfolio manager with Mondrian since 1990 and has managed assets for the fund since 1994. Elizabeth A. Desmond (Director, Chief Investment Officer-International Equities) has been a portfolio manager with Mondrian since 1991 and has managed assets for the fund since 2003. Mondrian has managed assets for the fund since 1994.

TIFF Advisory Services, Inc. (Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428) is compensated based on assets. The manager receives 0.15% per year on the first $500 million; 0.13% on the next $500 million; 0.11% on the next $500 million; 0.09% on the next $500 million; 0.07% on the next $500 million; and 0.05% on amounts above $2.5 billion. John Thorndike (Deputy Chief Investment Officer, Marketable Investments) joined TAS in 2004 and has managed assets for the fund, including overseeing asset allocation, manager monitoring, and risk management, since 2007. Prior to joining TAS, Mr. Thorndike was an analyst in the investment office of Bowdoin College. Mr. Thorndike consults regularly with David Salem, TAS’s President and Chief Investment Officer, and Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

US Equity Fund

Aronson+Johnson+Ortiz LP (230 South Broad Street, 20th Floor, Philadelphia, PA 19102) is compensated based on performance. Its fee formula will vary depending on the combined value of Multi-Asset Fund and US Equity Fund assets it manages. When the combined average daily net asset value of the assets of Multi-Asset Fund and US Equity Fund managed by Aronson+Johnson+Ortiz LP (“Combined Value”) is less than $100 million during the final month in a trailing 12-month period, the fee formula entails a floor of 10 basis points, a cap of 80 basis points, and a fulcrum fee of 45 basis points, in which case the fund must earn 210 basis points over the return of the S&P 500 Index in order for the manager to earn the fulcrum fee. When the Combined Value is equal to or exceeds $100 million during the final month in a trailing 12-month period, the fee formula entails a floor of 10 basis points, a cap of 50 basis points, and a fulcrum fee of 30 basis points, in which case the fund must earn 200 basis points over the return of the S&P 500 Index in order for the manager to earn the fulcrum fee. Theodore R. Aronson (CFA, CIC, Managing Principal) has been a portfolio manager with Aronson+Johnson+Ortiz LP since 1984. Martha E. Ortiz (CFA, CIC, Principal) has been a portfolio manager

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with the firm since 1987. Gina Marie N. Moore (CFA, CPA, Principal) has been a research analyst and portfolio manager with the firm since 1998. R. Brian Wenzinger (CFA, Principal) has been a research analyst and portfolio manager with the firm since 2000. Stuart P. Kaye (Principal) has been a portfolio manager with the firm since 2008. Prior to joining the firm, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008. All except Mr. Wenzinger and Mr. Kaye have managed assets for the fund since 1998. Mr. Wenzinger has managed assets for the fund since 2006 and Mr. Kaye has managed assets for the fund since 2008.

Shapiro Capital Management LLC (One Buckhead Plaza, Suite 1555, 3060 Peachtree Road NW, Atlanta, GA 30305) is compensated based on performance. Its fee formula entails a floor of 50 basis points, a cap of 95 basis points, and a fulcrum fee of 73 basis points. The portfolio must earn 325 basis points over the return of the Russell 2000 Index in order for the manager to earn the fulcrum fee. Samuel R. Shapiro (Chairman, CIO) has been a portfolio manager with Shapiro Capital since 1990 and has managed assets for the fund since 1997. Michael A. McCarthy (Director of Research, CFA) has been a portfolio manager with Shapiro Capital since 1991 and has managed assets for the fund since 1997. Louis S. Shapiro (President, CCO) has been a portfolio manager with Shapiro Capital since 1993 and has managed assets for the fund since 1997.

TIFF Advisory Services, Inc. (Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428) is compensated based on assets. The manager receives 0.15% per year on the first $500 million; 0.13% on the next $500 million; 0.11% on the next $500 million; 0.09% on the next $500 million; 0.07% on the next $500 million; and 0.05% on amounts above $2.5 billion. John Thorndike (Deputy Chief Investment Officer, Marketable Investments) joined TAS in 2004 and has managed assets for the fund, including overseeing asset allocation, manager monitoring, and risk management, since 2007. Prior to joining TAS, Mr. Thorndike was an analyst in the investment office of Bowdoin College. Mr. Thorndike consults regularly with David Salem, TAS’s President and Chief Investment Officer, and Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

Westport Asset Management, Inc. (253 Riverside Avenue, Westport, CT 06880) is compensated based on performance. Its fee formula entails a floor of 15 basis points, a cap of 200 basis points, and a fulcrum fee of 108 basis points. The portfolio must earn 430 basis points over the return of the Russell 2000 Index in order for the manager to earn the fulcrum fee. Andrew J. Knuth (Chairman, CIO, Portfolio Manager) founded Westport Asset Management in 1983, has been a portfolio manager with the firm since 1985, and has managed assets for the fund since 1994. Edmund H. Nicklin, Jr. (Executive Vice President, Portfolio Manager) has been a portfolio manager with Westport Asset Management since 1997 and has managed assets for the fund since 1997.

Short-Term Fund

TIFF Advisory Services, Inc. (Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428) is compensated based on assets. The manager receives 0.03% per year on the first $1 billion; 0.02% on the next $1 billion; and 0.01% per year on amounts above $2 billion. John Thorndike (Deputy Chief Investment Officer, Marketable Investments) joined TAS in 2004 and has managed assets for the fund, including overseeing asset allocation, manager monitoring, and risk management, since 2007. Prior to joining TAS, Mr. Thorndike was an analyst in the investment office of Bowdoin College. Mr. Thorndike consults regularly with David Salem, TAS’s President and Chief Investment Officer, and Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

Certain Commingled Investment Vehicle Portfolio Managers

Multi-Asset Fund

Canyon Capital Advisors LLC. Joshua S. Friedman (Co-Chairman and Co-Chief Executive Officer) and Mitchell R. Julis (Co-Chairman and Co-Chief Executive Officer) have been portfolio managers with Canyon Capital Advisors since 1990. Prior to 1990, Mr. Friedman was executive vice president of the High Yield Bond and Private Placement Departments of Drexel Burnham Lambert. Prior to 1990, Mr. Julis was also with Drexel Burnham Lambert, serving as Senior Vice President. K. Robert Turner (Managing Partner) has been a portfolio manager with the firm since 1993. The fund has been invested with Canyon since 1993.

Convexity Capital Management LP. Jack Meyer (Managing Partner and CEO), Dave Mittelman (Managing Partner) and Maurice Samuels (Managing Partner) have been portfolio managers for Convexity Capital Management LP since its inception in 2006. From 1990 to 2005, Mr. Meyer was President and Chief Executive Officer of Harvard Management Company. Mr. Mittelman was Senior Vice President of fixed income investments at Harvard Management Company from 1983-2005. Mr. Samuels was Senior Vice President of Foreign Fixed Income at Harvard Management Company from

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

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1991-2005. The fund has been invested with Convexity Capital Management since 2006.

Farallon Capital Management, LLC. Thomas F. Steyer (Senior Managing Member) and Andrew J. M. Spokes (Managing Member) are Co-Managing Partners of Farallon Capital Management, LLC, and oversee the firm’s investment activities. Mr. Steyer founded the firm in 1986, and prior to that he was an associate in the risk arbitrage department of Goldman Sachs & Co. Mr. Spokes joined the firm in 1997 and before joining Farallon he worked in the investment banking division of Goldman Sachs & Co. The fund has been invested with Farallon Capital Management since 1995.

Joho Capital, LLC. Robert A. Karr (Portfolio Manager) founded Joho Capital in 1996. Prior to that, he spent four years as Managing Director at Tiger Management where he provided advisory services for a sizeable long/short Japanese portfolio and other Asian companies. The fund has been invested with Joho since 2007.

Lansdowne Partners Limited. Peter Davies (Portfolio Manager) joined Lansdowne in 2001. He was formerly a Director of Merrill Lynch Investment Management working on the US team covering technology stocks until 1993; he joined the UK specialist team in 1994. Stuart Roden (Portfolio Manager) also joined Lansdowne in 2001. From 1994 to 2001, he was employed by Merrill Lynch Investment Management, managing UK equity high performance pension fund mandates. The fund has been invested with Lansdowne since 2006.

Lone Pine Capital LLC. Stephen F. Mandel, Jr. (Founder) has been a portfolio manager with Lone Pine Capital since 1997. From 1990 to 1997, Mr. Mandel was an analyst and portfolio manager with Tiger Management. Prior to that, he was an analyst at Goldman, Sachs & Co. The fund has been invested with Lone Pine Capital since 1998.

Maverick Capital, Ltd. Lee S. Ainslie III (Portfolio Manager) joined Maverick in 1993. Prior to that, he served as a Managing Director of Tiger Management. The fund has been invested with Maverick since 2002.

Och-Ziff Capital Management Group. Daniel S. Och (Founder, CEO and Executive Managing Director) has been a portfolio manager at Och-Ziff since its founding, in February 1994. Prior to 1994, Mr. Och spent eleven years at Goldman, Sachs & Co., where he was a Vice President. He began his career in the Risk Arbitrage Department, and later responsibilities included Head of Proprietary Trading in the Equities Division and Co-Head of US Equities Trading. The fund has been invested with Och-Ziff since 2002.

Regiment Capital Management, LLC. Timothy S. Peterson (President and Chief Investment Officer) founded Regiment in 1998. Prior to that, he spent nine years managing an arbitrage portfolio of high yield and private fixed income securities for Harvard Management Company. The fund has been invested with Regiment since 2002.

Sleep, Zakaria & Company, Ltd. Nicholas Sleep (Co-Portfolio Manager) and Qais Zakaria (Co-Portfolio Manager) co-founded Sleep, Zakaria & Company, Ltd. in 2006. From 1995 to 2006, Mr. Sleep served as a portfolio manager for Marathon Asset Management Limited. Mr. Zakaria was also employed by Marathon Asset Management Limited from 2001 through 2006. Prior to 2001, Mr. Zakaria was an equities broker covering Southeast Asia at Deutsche Bank. The fund has been invested with Sleep, Zakaria & Company since 2006.

Toscafund Asset Management LLC. Martin Hughes (Co-Portfolio Manager) founded Toscafund Asset Management LLC in 2000 and has been a portfolio manager since the firm’s inception. From 1997 to 2000, Mr. Hughes was employed by Tiger Management Corporation Europe Limited (Tiger Europe), where he was appointed head of the global financials team in 1998. Prior to 1997, he was employed by Credit Lyonnais Laing. Johnny de la Hey (Co-Portfolio Manager) has worked for Toscafund Asset Management LLC since its inception. Mr. de la Hey was also employed by Tiger Europe from 1997 to 2000, where he was part of a team responsible for the analysis of non-US financials. Prior to that, he was employed by Credit Lyonnais Laing. The fund has been invested with Toscafund since 2004.

International Equity Fund

Convexity Capital Management LP. Jack Meyer (Managing Partner and CEO), Dave Mittelman (Managing Partner), and Maurice Samuels (Managing Partner) have been portfolio managers for Convexity Capital Management LP since its inception in 2006. From 1990 to 2005, Mr. Meyer was President and Chief Executive Officer of Harvard Management Company. Mr. Mittelman was Senior Vice President of fixed income investments at Harvard Management Company from 1983-2005. Mr. Samuels was Senior Vice President of Foreign Fixed Income at Harvard Management Company from 1991-2005. The fund has been invested with Convexity Capital Management since 2006.

Lansdowne Partners Limited. Peter Davies (Portfolio Manager) joined Lansdowne in 2001. He was formerly a Director of Merrill Lynch Investment Management working on the US team covering technology stocks until 1993; he joined the UK specialist team in 1994. Stuart

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Roden (Portfolio Manager) also joined Lansdowne in 2001. From 1994 to 2001, he was employed by Merrill Lynch Investment Management, managing UK equity high performance pension fund mandates. The fund has been invested with Lansdowne since 2003.

Lone Pine Capital LLC. Stephen F. Mandel, Jr. (Founder) has been a portfolio manager with Lone Pine Capital since 1997. From 1990 to 1997, Mr. Mandel was an analyst and portfolio manager with Tiger Management. Prior to that, he was an analyst at Goldman, Sachs & Co. The fund has been invested with Lone Pine Capital since 2008.

Toscafund Asset Management LLC. Martin Hughes (Co-Portfolio Manager) founded Toscafund Asset Management LLC in 2000 and has been a portfolio manager since the firm’s inception. From 1997 to 2000, Mr. Hughes was employed by Tiger Management Corporation Europe Limited (Tiger Europe), where he was appointed head of the global financials team in 1998. Prior to 1997, he was employed by Credit Lyonnais Laing. Johnny de la Hey (Co-Portfolio Manager) has worked for Toscafund Asset Management LLC since its inception. Mr. de la Hey was also employed by Tiger Europe from 1997 to 2000, where he was part of a team responsible for the analysis of non-US financials. Prior to that, he was employed by Credit Lyonnais Laing. The fund has been invested with Toscafund since 2004.

US Equity Fund

Adage Capital Management, LP. Robert Atchinson (Managing Director, Portfolio Manager, Equity Analyst) co-founded Adage in 2001. Prior to that, he was a Senior Vice President and Portfolio Manager (since 1985) of Harvard Management Company. Phillip Gross (Managing Director, Research Director, Equity Analyst) co-founded Adage in 2001. Prior to that, he was Vice President, Equity Analyst and Portfolio Manager (since 1983) at Harvard Management Company. The fund has been invested with Adage since 2002.

Additional Investment Strategies and Risks

Each fund’s principal investment strategies and risks are described in this prospectus. The funds may also invest in other securities and are subject to additional risks and restrictions that are described in the SAI.

Fundamental Policies.  The investment objective for each fund and certain investment policies and restrictions designated in this prospectus or in the SAI as “fundamental” may be changed only by a vote of a majority of the outstanding votes (as provided by the 1940 Act) of the fund’s members. Other investment policies and restrictions may be changed by the TIP Board without member approval. There can be no assurance that a fund will attain its investment objective.

Performance Goals.  Performance objectives or benchmarks are not fundamental and may be changed without member approval upon notice to members. A fund’s performance benchmark serves to monitor its success over a full market cycle. The performance of each fund, when compared to its specified benchmark, can be expected to vary from year to year. The funds attempt to attain their performance goals over a combination of rising and falling markets, not during a single rising or falling market or a defined time period (such as one year).

Temporary Strategies.  The funds may temporarily depart from their normal investment policies — for example, by investing substantially in cash reserves — in response to adverse market, economic, political, or other conditions as well as pending allocation to a manager or another investment opportunity, and to manage cash flows. In doing so, a fund may succeed in avoiding losses but otherwise fail to achieve its investment objective. In addition, a fund may hold cash-equivalents or other short-term securities as collateral for other investments held by the fund.

Short-Term Trading.  The money managers may sell a security when they believe it is appropriate to do so and may engage in active and frequent trading. A high rate of portfolio turnover (100% or more) could increase transaction costs, which could detract from the funds’ performance.

Commingled Investment Vehicles (“CIVs”).  In order to achieve their investment objectives, the Multi-Asset, International Equity and US Equity Funds invest in CIVs. As an investor in a CIV, a fund will bear its ratable share of expenses and will be subject to its share of the management and performance fees charged by the CIV. The incentive fees charged by CIVs may create an incentive for the manager of the CIV to make investments that are riskier or more speculative than those it might have made in the absence of an incentive fee. Because these fees are charged by the individual CIV, a particular CIV may pay performance fees to its manager even if the fund’s overall return is negative. In addition, the manager of the CIV may face a conflict of interest in valuing a CIV’s portfolio securities because their values could affect the manager’s compensation. CIV fees and expenses are reflected as a reduction in a CIV’s gross return.

Additional information about CIV fees and expenses can be found in this prospectus under the heading Fees and Annual Operating Expenses.

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Swaps and Other Derivative Positions.  The funds (excluding the Short-Term Fund) may use swaps, which are types of derivatives, and other derivative instruments in an attempt to increase total return, hedge the fund’s portfolio against a decline in value, increase liquidity or invest in a particular security or segment of the market more efficiently. The primary risk with these investments is that their use may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a money manager anticipates; (2) the potential to misprice or improperly value a position and the imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates, or currencies being hedged; (3) the fact that skills needed to use these strategies may be different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in substantial losses to a fund (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Pursuant to an exemption from regulation by the Commodity Futures Trading Commission, the TIP funds have claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

Short Sales.  The funds (excluding the Short-Term Fund) may engage in short sale transactions in which a fund sells a security it does not own. To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. These payments are an expense to the fund and increase the fund’s expense ratio. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. Until a fund closes its short position or replaces the borrowed stock, the fund will: (1) segregate on its or its custodian’s books cash or liquid assets at such a level that the amount so segregated plus that amount deposited with the broker as collateral (but not including the short sale proceeds) will equal the current value of the stock sold short or (2) otherwise cover the fund’s short position. A fund may not acquire short positions in the securities of a single issuer whose current value exceeds 2% of the fund’s total assets. There are no limitations on the amount of the fund’s total assets engaged in short sale transactions other than the requirement to segregate assets or otherwise cover those transactions by owning offsetting positions. A fund’s investment performance will suffer if a security that it has sold short appreciates in value.

Member Information

Account Application.  An account application must be completed and submitted by each TIP member. Accompanying the completed application, members must also submit proof of their tax-exempt status or other documentation as may be requested to document their eligibility to invest. Any organization admitted as a member of TIP that is subsequently determined to be ineligible will be asked to redeem all shares that it holds in all TIP funds. TIFF must receive a completed application and all requested information before an application can be accepted. Failure to provide all requested information may lead to a delay in establishing an account or result in a rejection of a member’s application. See Order and Payment Procedures for purchasing share instructions.

Customer Identification Program.  Federal law requires that the funds adopt an anti-money laundering compliance program which, among other things, includes procedures to obtain, verify and record identifying information, which may include the name, residential or business address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each member who seeks to open an account with the funds (the “customer identification program”). In compliance with the USA Patriot Act of 2001, please note that after a member’s account has been opened the funds may request additional information or documentation to verify certain information on the account application as part of the funds’ anti-money laundering compliance program. Account applications without the required information or (where applicable) without an indication that a social security or taxpayer identification number has been applied for, may not be accepted by the funds. After accepting an account application, to the extent permitted by applicable law or the customer identification program, the funds reserve the right to (1) place limits on

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transactions in any account until the identity of the member is verified; (2) refuse an investment in the funds; or (3) involuntarily redeem a member’s shares and close an account in the event that a member’s identity cannot be verified. The funds and their agents will not be responsible for any loss in a member’s account resulting from the member’s delay in providing all required identifying information or from closing an account and redeeming a member’s shares pursuant to the customer identification program.

Net Asset Value.  The price at which a member purchases or redeems shares of a fund is equal to the net asset value (“NAV”) per share of the fund next determined following receipt of the purchase or redemption request in good order. The NAV is calculated by taking the total value of a fund’s assets, subtracting the fund’s liabilities, and dividing the result by the number of fund shares outstanding. This calculation is performed by the fund accounting agent, State Street Bank and Trust Company, normally as of the end of regular trading hours of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the days that the New York Stock Exchange, the Federal Reserve Bank of New York, the distributor, the administrator, the transfer agent, and the custodian are all open for business, which is typically Monday through Friday, except holidays (“business days”). However, the NAV may be calculated earlier, or the funds may be closed, if the New York Stock Exchange closes, or otherwise restricts trading, the Federal Reserve Bank of New York closes, or as permitted by the SEC. Each fund’s NAV is determined on the basis of market prices. If no market price for a security is readily available, or if price information is considered unreliable (for example, if a debt security is discovered to be in default or trading in an exchange-listed security has been halted during the trading day), the security’s fair value is determined by using guidelines approved by the TIP Board. Many of the CIVs in which the funds invest are not traded on a securities exchange or otherwise publicly traded. Therefore, market quotations are not available and such CIVs are priced using fair valuation techniques. If the value of a security has been materially affected by significant events occurring after the close of an exchange or market on which the security is principally traded, but before a fund calculates its NAV, and the market quotations for that security are considered unreliable, a fund may use fair-value pricing instead. Trading in foreign securities is normally completed before the time at which the funds calculate their NAVs. The funds employ a fair value model to adjust the prices of foreign securities to reflect such events occurring after the close of the relevant foreign markets. If a particular event would materially affect a fund’s NAV, a further adjustment is considered. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations, which could cause the NAV of shares to differ significantly from the NAV that would have been calculated using market quotations. In addition, because the indexes against which the funds compare their performance do not use fair value pricing, the volatility of a fund’s performance against the index may be higher than it would have been had a fund not used fair value pricing techniques. Foreign securities may trade in their primary markets on weekends or other days when the funds do not price their shares. Therefore, the value of a fund holding foreign securities may change on days when members are not able to buy or sell their shares.

Frequent Purchases and Redemptions of Fund Shares. The funds discourage frequent purchases and redemptions of their shares, because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses to the fund’s other members. The TIP Board has adopted policies and procedures pursuant to which the funds monitor the cash flow activity of their members on an ongoing basis and review any questionable activity of such members. In addition, the funds conduct an overall review of their cash flow activity periodically. The Multi-Asset, International Equity, and US Equity Funds also assess entry and exit fees as set forth in the following section entitled Fees and in the foregoing section entitled Fees and Annual Operating Expenses, in part as a method to discourage frequent trading by members. There is no guarantee that the funds will be able to curtail frequent trading activity in every instance. As certain foreign securities may be more thinly traded and their prices may be stale or not current, investment in these foreign securities may expose the funds to the risk of market timing. TIP reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

Fees.  Purchases and redemptions of shares in the funds are not subject to sales charges. However, the Multi-Asset, International Equity, and US Equity Funds assess entry and exit fees as set forth in the section entitled Fees and Annual Operating Expenses. These fees are paid directly to the funds themselves and not to TAS or other fund service providers. They apply to initial investments in each fund and all subsequent purchases, exchanges, or redemptions but not to dividends, dividend reinvestments, capital gains or other distributions. These entry and exit fees are designed to allocate transaction costs associated with purchases, exchanges, and redemptions of fund shares to members actually making such transactions, rather than to the funds’ other members. These fees are

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deducted automatically from the amount invested or redeemed and cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the transaction will not result in significant costs for the affected fund (e.g., in-kind purchases and redemptions).

Offering Dates, Times, and Prices.  Each fund continuously offers fund shares, and purchases may be made on any business day. Fund shares may be purchased at each fund’s NAV next determined after an order and payment are accepted. The purchase amount will be reduced by any applicable entry fee. All purchases, except in-kind purchases, must be made by wire transfer in US dollars. The funds reserve the right to reject any purchase order. Share purchase orders are deemed accepted when TAS receives a completed account application in good order and other required documents in good order and funds are deposited in TIP’s account with the custodian as set forth below.

Investment Minimums.  The minimum initial investment in the Multi-Asset, International Equity, and US Equity Funds is $1,000,000. The minimum initial investment for the Short-Term Fund is $50,000. The minimum for subsequent purchases is $10,000 for the Multi-Asset, International Equity, and US Equity Funds and $5,000 for the Short-Term Fund. Minimums may be waived at TAS’s discretion and are expected to be waived for investments made by TAS, TAS employees, and affiliates and other vehicles managed or sponsored by TAS or its affiliates, and minimum subsequent purchase amounts are expected to be waived for organizations that maintain a TIP account for the purpose of funding investments in other investment vehicles sponsored by TAS. As noted above in the section entitled Eligible Investors, the funds require that any organization wishing to become a member must be an “accredited investor” and a “qualified client.”

Order and Payment Procedures.  The following procedures apply to purchases of shares.

When Allowed
Purchases may be made on any business day.
Who May Purchase Shares
Only an authorized agent as designated on the member’s account application may request a purchase of shares.
Notification
Prior to sending a wire, a purchaser must contact TAS to inform TAS of the incoming wire transfer and must clearly indicate the account name and which fund is to be purchased. Purchasers may notify TAS by calling 610-684-8200 or faxing TAS at 610-684-8210. It is suggested that if notification is provided by fax the purchaser call TAS to confirm receipt. TAS may require that a purchaser provide additional evidence of eligibility to purchase shares prior to accepting a purchase order. If federal funds and all other required documentation are received by State Street Bank and Trust Company (“SSB”) prior to the time the funds’ NAV is calculated, normally 4:00 p.m. Eastern time (the “close of business”), the order will be effective on that day. If TAS receives notification or such documentation after the close of business or if federal funds are not received by SSB by the close of business, such purchase order will be executed the next business day. Notification of all trades must be received by TAS or its designee in advance of the receipt of wire transfer purchases. Incoming wires that do not have prior accompanying trade notification in good order will be rejected.
Payment Procedure
Federal funds should be wired to the funds’ custodian and transfer agent, SSB. (See wiring instructions below.)
Converted Funds
Funds transferred by bank wire may or may not be converted into federal funds the same day, depending on the time the funds are received and on the bank wiring the funds. If funds are not converted the same day, they will normally be converted the next business day and the trade will be processed on the business day they are converted.

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Wiring Instructions

Bank
State Street Bank and Trust Company
Address
Boston, Massachusetts
ABA#
011000028
Attention
Transfer Agent
Deposit Account #
00330852
Deposit Account Name
TIFF Investment Program
Further Credit
Member Name or Number/Fund Name

Redemption Procedures.  The following procedures apply to redemptions of shares.

Type of Redemption
Full and fractional shares may be redeemed upon a member’s request.
Who May Redeem
Only an authorized agent as designated on the member’s account application may request a redemption.
Notification
The member must inform TAS via phone or fax of the fund name, the dollar or share amount to be redeemed, gross or net of exit fees, if applicable, the account to which the proceeds should be wired (as designated on the account application), the member’s name, and the member’s account number. Redemption notification provided other than by phone or fax may not be accepted and, if accepted, may result in a processing delay.
Time of Notice
TAS must receive notice of redemption in good order by the close of business on any business day.
Late Notice
If the notice is received on a day that is not a business day or after the close of business on a business day, it will be deemed received as of the next business day.
Redemption Price
The redemption will be based on the NAV per share next determined after receipt by TAS of the redemption request.
Payment
Payment, less any applicable exit fee, generally will be made on the business day following receipt of notice, but TAS reserves the right to delay payment for up to seven days. Payments of $10,000 or more for the Multi-Asset, International Equity, or US Equity Funds, or $5,000 or more for the Short-Term Fund, will normally be made by wire transfer.
Wire redemptions will be directed to the bank account designated on the account application. In order to change this account either temporarily or permanently, TAS must receive new instructions in writing from an authorized person with the appropriate original signature guarantee by a qualified financial institution.

Telephone Redemption Option.  A member may request a redemption by calling TAS. TIP or TAS may employ procedures designed to confirm that instructions communicated by telephone are genuine and legitimate. TIP or TAS may require personal identification codes. TIP or TAS will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. No bank instruction changes will be accepted via telephone.

Potential In-Kind Redemptions.  The funds reserve the right to redeem in kind, in readily marketable securities, any redemption request by a member if the aggregate market value of the shares being redeemed by that member during any 90-day period exceeds the lesser of $250,000 or 1% of the fund’s NAV during such period. In-kind redemptions generally entail the distribution to a redeeming member of readily marketable securities held by the fund whose shares it seeks to redeem, selected by TAS in its discretion, as opposed to the cash distributions normally made to redeeming members. Special requirements may apply where the member making the request owns 5% of any of the fund’s shares.

Exchanges.  One fund’s shares may be exchanged for shares of any other of the funds based on the respective NAV of the shares involved in the exchange and subject to entry and exit fees. Exchanges into a fund in which the

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exchanging member does not have an account will be subject to the minimum initial investment for that fund and all exchanges will be subject to the minimum subsequent purchase amount for the fund into which the exchange is being made. An exchange order is considered a redemption followed by a purchase for tax purposes. The exchange privilege is intended for the convenience of members and is not intended as a vehicle for short-term trading. Members wishing to make exchange requests should contact TAS.

Wire Transfer Instructions.  A member’s bank may impose its own processing fee for outgoing wires (in connection with purchases of fund shares) or incoming wires (in connection with redemptions of fund shares or payment of dividends and capital gains, if applicable). A member’s authorized agent may change the account designated to receive redemption proceeds at any time by written request to TAS with a signature guarantee. Further documentation may be required when deemed appropriate by TAS.

Accounts with Low Balances.  If the value of a member’s total account with the funds falls below $25,000 as a result of share redemptions, TAS may send a notice asking the member to restore the account to $25,000 or to close it. If the member does not take action within 100 days, TAS may redeem the member’s shares and send the proceeds to the wiring instructions on file for the member.

Dividends and Distributions

Intended Distribution Schedule.  As a regulated investment company, each fund intends to distribute to its members annually substantially all of its net investment income and its net realized long-term and short-term capital gains. Net investment income includes dividends, interest, and other ordinary income, net of expenses. In addition, pursuant to its managed distribution policy, the Multi-Asset Fund may make distributions that are ultimately characterized as return of capital.

Dividends are declared and reinvested or paid quarterly for the Multi-Asset and US Equity Funds, semi-annually for the International Equity Fund, and monthly for the Short-Term Fund. Capital gains are declared and reinvested or paid at least annually for each fund.

In order to satisfy certain distribution requirements, a fund may declare special year-end dividends and capital gains distributions, typically during October, November, or December with a record date in such a month. Such distributions, if paid to members by January 31 of the following calendar year, are deemed to have been paid by a fund and received by members on December 31 of the year in which they were declared. If it is determined that the Short-Term Fund has met its annual distribution requirement in the first 11 months of the year, it will not make a distribution in December. Information regarding the character and amount of a distribution may be made available on TIFF’s website prior to the payment date.

Distribution Options.  Dividends and capital gains may be reinvested in additional shares of the same fund or, subject to entry fees, if any, and to any eligibility criteria or minimum initial investment requirement for new accounts, a different TIP fund at the NAV on the date of reinvestment. Alternatively, dividends and capital gains may be paid in cash. Members are asked to designate their distribution option on their account application. Dividends and capital gains will be automatically reinvested unless a member indicates otherwise on the account application. Returns of capital, if any, will normally be paid or reinvested in accordance with a member’s instructions for capital gains distributions in the absence of instructions to the contrary. Members may change their election by writing to TAS by the record date of the applicable distribution.

Tax-Related Warning to Private Foundations.  If a private foundation subject to excise taxation purchases shares shortly before a distribution of dividends or capital gains, a portion of its investment will be classified as a taxable distribution when the distribution is made, regardless of whether distributions are reinvested or paid in cash.

Tax Considerations

Because members (except TAS and TAS employees) of the TIP funds are tax-exempt organizations, in general, they are not subject to federal income taxation on distributions from the funds or on sales or exchanges of shares of the funds. TAS employees should consult the SAI for information relating to the tax consequences of their investment in the funds.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

34

TIFF Investment Program Prospectus

Financial Highlights

The following financial highlights tables are intended to help members understand the funds’ financial performance for the past five years. Certain information reflects financial results for a single share of a fund. The total returns in the tables represent the rate that a member would have earned (or lost) on an investment in a given fund, assuming reinvestment of all dividends and distributions. Information for the years ended December 31, 2006, December 31, 2007, and December 31, 2008, has been audited by Ernst & Young LLP, the independent registered public accounting firm, whose report is included along with the funds’ financial statements in the Annual Report (available upon request). Information for the fiscal years prior thereto was audited by the funds’ previous independent registered public accounting firm.

TIFF Multi-Asset Fund — Financial Highlights

	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$16.65	$16.29	$14.92	$14.24	$13.19
Income (loss) from investment operations
Net investment income (a)	0.40	0.44	0.36	0.26	0.20
Net realized and unrealized gain (loss) on investments	(4.68)	1.73	2.03	1.38	1.67
Total from investment operations	(4.28)	2.17	2.39	1.64	1.87
Less distributions from
Net investment income	(0.37)	(0.80)	(0.49)	(0.45)	(0.28)
Net realized gains	(0.05)	(1.03)	(0.56)	(0.53)	(0.57)
Return of capital	(0.28)	—	—	—	—
Total distributions	(0.70)	(1.83)	(1.05)	(0.98)	(0.85)
Entry/exit fee per share (a)	0.03	0.02	0.03	0.02	0.03
Net asset value, end of year	$11.70	$16.65	$16.29	$14.92	$14.24
Total return (b)	(25.98%)	13.53%	16.53%	11.73%	14.57%
Ratios/supplemental data
Net assets, end of year (000s)	$2,079,472	$2,218,641	$1,599,583	$1,058,133	$705,800
Ratio of expenses to average net assets (c)	0.53%	0.70%	0.67%	0.86%	0.77%
Ratio of expenses to average net assets, excluding interest and dividend expense (c)	0.44%	0.60%	0.53%	0.71%	0.72%
Ratio of net investment income to average net assets	2.71%	2.54%	2.26%	1.75%	1.45%
Portfolio turnover	112.12%	70.85%	61.82%	72.70%	103.35%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the fund's total return.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

35

TIFF Investment Program Prospectus

TIFF International Equity Fund — Financial Highlights

	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$17.65	$17.18	$14.76	$13.30	$11.16
Income (loss) from investment operations
Net investment income	0.15	0.56	0.39	0.27	0.15
Net realized and unrealized gain (loss) on investments	(7.64)	2.37	3.77	1.67	2.31
Total from investment operations	(7.49)	2.93	4.16	1.94	2.46
Less distributions from
Net investment income	(0.02)	(0.98)	(0.70)	(0.50)	(0.34)
Net realized gains	(0.86)	(1.53)	(1.06)	—	—
Total distributions	(0.88)	(2.51)	(1.76)	(0.50)	(0.34)
Entry/exit fee per share (a)	0.03	0.05	0.02	0.02	0.02
Net asset value, end of year	$9.31	$17.65	$17.18	$14.76	$13.30
Total return (b)	(42.92%)	17.43%	28.74%	14.94%	22.51%
Ratios/supplemental data
Net assets, end of year (000s)	$180,348	$400,168	$295,808	$241,536	$195,207
Ratio of expenses to average net assets (c)	0.80%	0.77%	0.67%	0.90%	1.19%
Ratio of expenses to average net assets before expense waivers (c)	0.80%	0.77%	0.67%	0.92%	1.21%
Ratio of net investment income to average net assets	2.34%	1.91%	2.10%	1.83%	1.18%
Portfolio turnover	17.44%	15.95%	15.60%	13.93%	55.17%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(c)	The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the fund's total return.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

36

TIFF Investment Program Prospectus

TIFF US Equity Fund — Financial Highlights

	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$13.39	$14.90	$14.07	$14.49	$12.95
Income (loss) from investment operations
Net investment income	0.01	0.11	0.10	0.07 (a)	0.07
Net realized and unrealized gain (loss) on investments	(4.83)	0.33	2.35	0.88	1.57
Total from investment operations	(4.82)	0.44	2.45	0.95	1.64
Less distributions from
Net investment income	(0.11)	(0.14)	(0.10)	(0.17)	(0.11)
Net realized gains	(0.11)	(1.82)	(1.53)	(1.21)	—
Total distributions	(0.22)	(1.96)	(1.63)	(1.38)	(0.11)
Entry/exit fee per share (b)	— (c)	0.01	0.01	0.01	0.01
Net asset value, end of year	$8.35	$13.39	$14.90	$14.07	$14.49
Total return (d)	(36.39%)	2.84%	17.68%	6.71%	12.75%
Ratios/supplemental data
Net assets, end of year (000s)	$127,371	$227,588	$216,369	$199,339	$229,770
Ratio of expenses to average net assets (e)	0.68%	0.73%	0.74%	0.72%	0.73%
Ratio of expenses to average net assets before expense waivers (e)	0.68%	0.73%	0.74%	0.73%	0.74%
Ratio of net investment income to average net assets	0.31%	0.56%	0.63%	0.48%(a)	0.48%
Portfolio turnover	33.87%	37.54%	34.50%	32.85%	57.49%

(a)	Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.21%.
(b)	Calculation based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(e)	The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the fund's total return.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

37

TIFF Investment Program Prospectus

TIFF Short-Term Fund — Financial Highlights

	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$9.78	$9.74	$9.76	$9.79	$9.83
Income from investment operations
Net investment income	0.18	0.44	0.47	0.31	0.12
Net realized and unrealized gain (loss) on investments	0.11	0.04	(0.02)	(0.03)	(0.03)
Total from investment operations	0.29	0.48	0.45	0.28	0.09
Less distributions from
Net investment income	(0.18)	(0.44)	(0.47)	(0.31)	(0.13)
Net asset value, end of year	$9.89	$9.78	$9.74	$9.76	$9.79
Total return (a)	2.97%	5.03%	4.72%	2.93%	0.92%
Ratios/supplemental data
Net assets, end of year (000s)	$219,820	$159,546	$99,244	$116,943	$91,073
Ratio of expenses to average net assets	0.20%	0.21%	0.19%	0.21%	0.31%
Ratio of expenses to average net assets before expense waivers	0.20%	0.21%	0.19%	0.21%	0.36%
Ratio of net investment income to average net assets	1.75%	4.53%	4.64%	3.12%	1.19%

(a)	Total return assumes dividend reinvestment. For certain periods, total return would have been lower had certain expenses not been waived.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

38

TIFF Investment Program Prospectus

Glossary

The Glossary below explains certain terms used throughout this prospectus.

“American Depositary Receipts”  (“ADRs”) are US dollar-denominated receipts representing shares of foreign-based corporations. They are issued by US banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. ADRs are generally subject to many of the same risks as foreign securities.

“Arbitrage”  is a strategy aimed at profiting from differences in price when securities trade in more than one market. It typically involves the simultaneous purchase and sale of securities to lock in a profit because of a price differential between two markets.

A “bottom-up”  investment approach focuses on the performance of individual stocks before considering the impact of economic trends. This approach assumes that individual companies may do well even in an industry that is not performing well.

A “closed-end fund”  is an investment company that does not issue redeemable securities. Generally, the shares of closed-end funds are traded on an exchange such as the New York Stock Exchange and their price fluctuates according to supply and demand. That price might represent a premium or a discount to the net asset value of the fund.

A “derivative”  is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities, commodities, other derivative instruments, or agreed-upon index or arrangement.

“Duration”  is a measure of the expected life of a bond. It also measures the sensitivity of a bond’s price to changing interest rates. The longer a bond’s duration, the greater the effect of interest rate movements on its price.

“Event-driven”  investing focuses on situations where an event such as a bankruptcy, reorganization, merger, or spin-off is expected to affect the price of a security.

“Global Depositary Receipts”  (“GDRs”) are receipts that may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world.

A “growth-oriented”  investment approach emphasizes securities of companies considered to have favorable prospects for growth in revenues or earnings.

A “hedge fund”  is a collective investment vehicle (often a limited partnership or limited liability company) that is typically managed with the goal of achieving consistently positive returns while seeking to avoid losses. To meet this goal, a hedge fund may use strategies such as investing significantly in derivatives and employing leverage, i.e., borrowing money to purchase securities. Use of these strategies magnifies the risk of loss.

“Security selection”  for bonds involves fundamental and credit analysis and quantitative valuation techniques at the individual security level. Fundamental analysis takes into account the type of security and the amount and timing of cash flows. Credit analysis considers the likelihood of cash flows being received. Quantitative techniques, including statistical analysis, put a value on the cash flows and assess their probabilities.

A “top-down”  investment approach involves assessing the relative strengths of various market sectors, industries or countries based on general economic trends. Individual securities are then selected from the more attractive sectors, industries or countries.

A “value-oriented”  investment approach emphasizes securities that are inexpensive relative to the market in which they are traded, by measures such as price-to-earnings and price-to-book value ratios. An example is US common stocks of which the average price-to-earnings ratio is lower than the average price-to-earnings ratio for the S&P 500 Index.

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

39

TIFF Investment Program Prospectus

Further Information

This prospectus sets forth concisely the information about the funds that a prospective member should know before investing. This prospectus should be read carefully and retained for future reference. Additional information is contained in the SAI dated April 30, 2009, as amended and supplemented from time to time, which has been filed with the SEC. The SAI is incorporated herein by reference. Further information about the funds’ investments is also available in the TIP annual and semi-annual reports to members. The funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year. The SAI, annual, and semi-annual reports are available without charge by contacting TIFF by mail, fax, or email using the contact information below, or by phone at 800-984-0084.

Information about the funds (including the prospectus and SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (for information about the Public Reference Room, call 202-942-8090). Reports and other information about the funds are also available on the Commission’s Internet site at http://www.sec.gov, with copies of this information available upon payment of a duplicating fee by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. The prospectus and SAI, as well as the annual and semi-annual reports, are also available, free of charge, on TIFF’s website at www.tiff.org.

THE INVESTMENT FUND FOR FOUNDATIONS

Pursuing investment excellence

Office Locations
Metro Boston, MA (Cambridge)
Metro Philadelphia, PA (West Conshohocken)
Metro San Francisco, CA (Palo Alto)
Metro Washington, DC (Bethesda)
London, UK

Mailing Address
Four Tower Bridge
200 Barr Harbor Dr., Suite 100
West Conshohocken, PA 19428

Phone:
610-684-8200
Fax:
610-684-8210
website:
www.tiff.org

Electronic mail inquiries:

Services offered by TIFF:
info@tiff.org
Member-specific account data:
memberservices@tiff.org

For further information about any of TIFF’s services, please contact TIFF at the coordinates furnished above. The Funds are distributed by Quasar Distributors, LLC.

SEC File Number 811-8234

April 30, 2009 •   TIP Prospectus •   Copyright  2009 •   All rights reserved
•   This report may not be reproduced or distributed without written permission from TIFF.

40

TIP STATEMENT OF ADDITIONAL INFORMATION

TIFF INVESTMENT PROGRAM, INC.	April 30, 2009

TIP Funds

TIFF Multi-Asset Fund	TIFF Advisory Services, Inc.
TIFF International Equity Fund	Four Tower Bridge
TIFF US Equity Fund	200 Barr Harbor Drive, Suite 100
TIFF Short-Term Fund	West Conshohocken, PA 19428
▪ Phone 610-684-8200
▪ Fax 610-684-8210
▪ Email info@tiff.org
▪ Website www.tiff.org

Contents

Introduction	2
Organization of TIP	2
Origin of TIP	2
Benefits of TIP Funds	3
Supplemental Discussion of Fund Management and Administration	8
Performance-Based Fees for Money Managers	17
Portfolio Managers	21
Control Persons and Principal Holders of Securities	22
Distribution of TIP Funds	23
Supplemental Discussion of Purchases, Exchanges, and Redemptions	23
Supplemental Discussion of Investment Objectives, Policies, and Procedures	24
Policy Implementation and Risks	28
Brokerage Direction and Other Practices	62
Tax Considerations	64
Member Information	72
Determination of Net Asset Value	73
Additional Service Providers	74
Financial Statements	75
Description of Indices	75
Appendix A: Quality Rating Descriptions	80
Appendix B: Proxy Voting Policies and Procedures	84
Appendix C: Portfolio Managers	86

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the TIP prospectus dated April 30, 2009, as amended and supplemented from time to time (the “Prospectus”).  The Prospectus and the funds’ audited Financial Statements, including Financial Highlights, and the report of the independent registered accounting firm appearing in the Annual Report for the year ended December 31, 2008 are incorporated herein by reference.  The Prospectus and Annual Report can be obtained without charge by writing or calling TIFF Advisory Services, Inc. at the address and telephone number provided above, on TIFF’s website at www.tiff.org, or by calling 800-984-0084.

TIFF Investment Program Statement of Additional Information

Introduction

TIFF Investment Program, Inc. (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members by making available to them a series of investment vehicles, each with its own investment objective and policies.  TIP was incorporated under Maryland law on December 23, 1993, and consists of four mutual funds at present: TIFF Multi-Asset Fund (“MAF”), TIFF International Equity Fund (“IEF”), TIFF US Equity Fund (“USEF”), and TIFF Short-Term Fund (“STF”). The funds are available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations.  With respect to each fund, except STF, TIFF Advisory Services, Inc. (“TAS”), advisor to the TIP funds, seeks to achieve each fund’s investment and performance objectives primarily by selecting independent money managers and CIVs for each fund, allocating cash among asset classes, the money managers including TAS, and commingled investment vehicles as applicable, and monitoring their performance and the funds’ performance.  The money managers are responsible for most of the day-to-day investment decisions for the funds. With respect to STF, TAS is responsible for the day-to-day management of the fund’s assets.  TAS also invests in futures contracts, derivative instruments, duration investments, and other securities and financial instruments, in accordance with each fund’s investment objective, policies, and restrictions.  The funds are subject to the general oversight of TIP’s Board of Directors (the “TIP Board”).

Organization of TIP

The authorized capital stock of TIP consists of 3,500,000,000 shares with $0.001 par value per share.  Shares of each fund have equal voting rights.  Members have one vote for each dollar of net asset value they hold.  All shares issued and outstanding are fully paid and non-assessable, transferable and redeemable at net asset value at the option of the member.  Shares have no preemptive or conversion rights.

The shares of TIP possess non-cumulative voting rights.  This means that the holders of more than 50% of the dollar value of shares voting for the election of directors can elect 100% of the directors if they choose to do so.  In such event, the holders of the remaining percentage (less than 50%) of the dollar value of shares voting for the election of directors will not be able to elect any person or persons to the TIP Board.  TIP’s Articles of Incorporation permit new series of shares evidencing new funds with divergent investment objectives, policies, and restrictions.  Any issuances of shares of new funds, in the future, would be governed by the Investment Company Act of 1940, as amended (the “1940 Act”), other applicable federal securities laws, and Maryland law.  None of the funds shall be liable for the obligations of any other fund.

Origin of TIP

Resources Needed to Invest Effectively.  TIP is the outgrowth of several years of research into the need for an investment program for non-profits, including extensive studies on non-profit investment practices by The Investment Fund for Foundations (“TIFF”), doing business as TIFF Education Foundation (“TEF”).

TIFF Investment Program Statement of Additional Information

In furtherance of its mission to seek to improve the investment returns of non-profit organizations by making available to them a series of multi manager investment vehicles plus resources aimed at enhancing fiduciaries’ knowledge of investing, TEF was instrumental in the formation of TIP (the mutual fund series) and TAS (the registered investment advisor).  Investing through TIP relieves governing boards of the responsibility for the time-intensive task of selecting money managers and other vendors, thus providing them with more time to devote to the sensitive and supremely important task of formulating appropriate asset allocation guidelines.

Benefits of TIP Funds

Manager Selection.  The money management firms selected by TAS on behalf of TIP are all managed by experienced investment professionals.  TAS has extensive experience performing its assigned functions.

Changing Existing Investment Management Arrangements.  Changing investment management arrangements is almost always costly.  It can also be painfully time-consuming, especially when long-standing relationships must be disrupted.  For these reasons, change for its own sake should be avoided.  At the same time, non-profit fiduciaries should recognize that investment markets and the vast universe of service providers that furnish investment-related services to non-profit organizations are highly dynamic.  They are so dynamic that the uncertain but very real costs of not changing settled practices sometimes can exceed the known costs of steering a different course.  This is especially true with respect to the difficult and time-consuming task of selecting money managers.  Due to the very powerful mean-reverting tendencies of investment markets — the tendency for the performance of a manager (or investment style) generating above average returns over a given time period to regress to the mean of all managers over future time periods — sticking with a proven winner can, paradoxically, be very perilous unless the successful organization is itself committed to the task of continually reviewing and revising its own working assumptions, strategies, and tactics.

One of the chief reasons TIP was created was to permit trustees of non-profit organizations, who often lack the time or expertise to monitor continually the rapid evolution of markets and managers, to have access to a group of investment professionals who have significant experience investing non-profit assets.

Active versus Passive Investment Approaches.  While conceding that few professional money managers can accurately and consistently forecast major highs or lows in financial markets, TAS believes that some money managers are indeed able to pursue above average returns within selected asset classes and investment sectors.  By combining in a prudent manner investment approaches appropriate to a given asset class and then selecting money managers based on their proven ability to implement successfully such approaches, a non-profit organization potentially can enhance its long-term investment returns.

TIFF Investment Program Statement of Additional Information

Multi-Asset Fund.  MAF was created in response to requests from many non-profits for assistance with asset allocation.  Asset allocation is critically important because the longer money is put to work the wider the gap grows between returns on individual asset classes.  For truly long-term investors, these differences between asset class returns can dwarf differences in returns attributable to manager selection, fee negotiations, or other investment-related tasks that TAS performs on behalf of TIP and its members.  All of the TIP funds have delegated to TAS responsibility for the time-intensive task of selecting and monitoring money managers and other service providers.  MAF goes beyond this by providing governing boards with an opportunity also to delegate responsibility for the all-important task of asset allocation within the marketable investments sector.

Return Objective that Reflects Non-profits’ Spending Rates.  MAF’s return objective is to provide a solution to the principal investment problem confronting most grantmaking foundations: how to preserve the purchasing power of their endowments while simultaneously distributing about five percent of their assets annually. Congress decided in 1969 to compel private foundations to distribute annually at least five percent of their assets.  However, studies of capital markets history show that the goal of preserving fund purchasing power while simultaneously withdrawing five percent per annum is ambitious indeed.  Foundations that distribute more than five percent of their assets annually must recognize that even highly aggressive investment programs are unlikely to produce real (inflation-adjusted) returns sufficient to maintain fund purchasing power in the face of such high withdrawal rates unless new gifts flow into the foundation .

Based on its own study of capital markets history, TAS has concluded that the achievement of five percent or higher real returns presupposes a willingness to invest in risky (i.e., volatile) assets.  MAF’s performance objective is to produce an annualized real or inflation-adjusted return of at least 5% — not every quarter or even every year, given the volatile nature of capital markets, but consistently enough to induce member non-profits to “stay the course.” That is, non-profits should be willing to adhere to policies that comport better with their long-term goal of preserving fund purchasing power than do policies that emphasize the avoidance of short-term price fluctuations.  “Consistently enough” means a majority of market cycles, as distinct from the shorter time horizons that many investors employ.  Alas, to the extent that an institution employs active manager strategies (as does MAF), even a market cycle may not be sufficient to assess the skillfulness of a given manager (or manager of managers) because investment style cycles are not always coterminous with market cycles.

Difficulty of Maintaining All-Equity Portfolios.  An all-equity portfolio may not fulfill the asset allocation needs of grantmaking foundations in at least two important respects.  First, many governing boards cannot withstand the downside risks inherent in all-equity portfolios, even those that are invested on a truly global basis. Second, even if boards have the discipline needed to maintain all-equity portfolios during periods when stock prices are falling sharply, spending needs may leave them with no choice but to sell equities at very depressed prices.  For these reasons, TAS elected to include in the fund’s asset mix securities that have the potential to cushion price declines in economic environments that are especially inhospitable to equities, i.e., deflation or very high rates of unanticipated inflation.  These securities are held primarily in the “volatility control” segments of the fund and include resource-related equities, conventional bonds, inflation-linked bonds, and cash equivalents.  It is important to note that securities held in the volatility control segment of the fund can themselves be quite volatile:  the term “volatility control” denotes such securities’ potential to cushion losses experienced in the “total return” segments of the fund.

TIFF Investment Program Statement of Additional Information

Unique Deflation-Hedging Role of Bonds. MAF’s 5% “normal” allocation to conventional bonds reflects TAS’s judgment that such bond holdings could prove uniquely useful in a deflationary environment when trustees would otherwise be forced to sell stocks at depressed prices to meet annual spending needs.  To provide adequate deflation-hedging protection, a bond portfolio must emphasize intermediate or longer maturity, high quality, non-callable bonds — an imperative that is reflected in the benchmarks against which the fund’s bond commitments are measured.

The Need for a Hedge against High Rates of Unanticipated Inflation.  Similarly, MAF’s 7% and 4% “normal” allocations to portfolios emphasizing natural resource-related equities and commodities, respectively, reflect TAS’s judgment that such holdings could prove uniquely useful in a highly inflationary environment.  Also, 10% of the fund is “normally” allocated to inflation-linked bonds.  Like resource-related equities and commodities, inflation-linked bonds serve as a hedge against very high inflation.  Inflation- linked bonds can also provide deflation hedging protection when purchased in a certain price range.

Potential Value-Added from Active Management.  In determining which asset classes and strategies the fund should employ for total return — as distinct from hedging — purposes, TAS sought to avoid a mistake common to many investment programs.  That is, in allocating assets among asset classes, many investors use expected returns, which assume that all assets will be managed passively (i.e., indexed), even though they themselves intend to rely heavily on active managers.  Mindful that certain TIP funds employ primarily active management techniques, TAS considered carefully the extent to which active managers could potentially add value (net of fees and trading costs) to each asset class that MAF might hold.

Perceived Inefficiency of Foreign Stock Markets.  TAS believes that foreign stock markets are less efficient than the US stock market in a valuation sense.  This perception creates a presumption on TAS’s part that carefully selected active managers can produce higher excess returns investing in foreign stocks than they can when investing in US stocks.  The assumption that active management will produce higher excess returns (net of fees and trading costs) in foreign markets justifies a heavier commitment to foreign stocks than the modest allocations maintained by many US-based investors.

TIFF Investment Program Statement of Additional Information

Potential Risk Reduction from Investing in Assets with Low Return Correlations.  The chief reason TAS endorses the use of “non-traditional” or “alternative” assets such as opportunistic total return portfolios is their perceived potential for attractive returns through active management.  The case for including these allocations is reinforced by the tendency of returns on these non-traditional investments to be imperfectly (or, in some cases, negatively) correlated with returns on domestic stocks.  Occasions can arise when foreign stocks (whether developed or emerging), global risk arbitrage portfolios, distressed securities and other investments that the fund might hold strictly for total return purposes, will join domestic stocks in producing negative returns.  However, this unfortunate fact does not undermine the fundamental soundness of a diversified approach to long-term asset allocation.  As long as investments held by the fund as domestic equity substitutes generate long-term returns at least equal to those expected from domestic stocks, the general tendency of such investments to rise and fall at different times than domestic stocks creates opportunities to enhance the fund’s long-term returns.  This may be achieved through periodic rebalancing of the fund’s asset class weights back to more normal percentages.  The supposition here is that market movements will periodically cause such weights to differ from whatever initial “norms” TAS might establish.  Through a combination of manager-induced rebalancing moves, MAF can potentially benefit from the inherent volatility of the assets and strategies it employs.

Determining Asset Class Ranges.  MAF’s asset class ranges were arrived at using a combination of resources, including computer simulations quantifying the damage to long-term returns of forced sales of stocks at depressed prices under the “disaster” scenarios described above (deflation and very high rates of unanticipated inflation) as well as other qualitatively driven analyses of the risk tolerance of non-profit governing boards and their capacity to reduce budgeted grant outlays (consistent with legally mandated payout requirements) during periods when common stock prices are falling sharply.  While appreciative of the advantages of purely statistical approaches to asset allocation, TAS recognizes that such approaches can and often do attempt to achieve a false precision.  The fund’s asset allocation guidelines therefore reflect qualitative as well as quantitative judgments about asset class weights best suited to the long-term needs of member non-profits.

Statistical Justification of Fund’s Guidelines.  TAS does not provide statistical justification of MAF’s guidelines for several reasons.  First, even very long-term studies of the risk and return characteristics of asset classes and investment strategies are highly sensitive to starting and ending dates. An attempt to depict how a hypothetical portfolio managed in accordance with the fund’s guidelines would have performed over time could prove misleading.

Second, some of the asset classes and strategies that the fund employs have relatively short histories.  This compounds the problem of time-period sensitivity just mentioned, especially with respect to that portion of the fund allocated to opportunistic equity strategies, such as global risk arbitrage, that seek to outperform absolute return benchmarks (e.g., US Treasury bills plus four percent).

Third, many governing boards seek professional assistance in formulating asset allocation guidelines precisely because of their concern for lack of time and expertise.  Burdening such trustee groups with quantitative justifications of MAF’s guidelines would contravene their stated wishes and could also provide a false sense of security that the fund will produce superior risk-adjusted returns relative to more conventional asset mixes comprising only domestic stocks and bonds.  While the fund has the potential to outperform other asset mixes, there is no assurance that it will do so, and the fund could potentially underperform more conventional asset mixes in certain market environments (e.g., when foreign stocks are underperforming their domestic equivalents).  While TAS’s decision to employ such strategies bespeaks its judgment that capital markets will continue to provide opportunities for the money managers within such segments to generate satisfactory absolute returns, there is no assurance that they will do so.  Prospective members must not extrapolate past results into the future.

TIFF Investment Program Statement of Additional Information

Fund’s Suitability for Non-profits with “Conservative” Boards.  Whether MAF is suitable for a non-profit that favors conservative investment policies depends on one’s definition of “conservative.”  Many investors who describe themselves as “conservative” pursue strategies that in fact entail the risk of large losses, especially to the ravages of inflation.  Examples include:

1.investors willing to own only short-term US Treasury bills, which provide safety of principal but which have historically generated less than one-fifth of the real returns needed to preserve the long-term purchasing power of funds with withdrawal rates of five percent per annum,

2.investors willing to own only very high grade bonds, which provide safety of principal if held to maturity but can produce large interim losses if interest rates spike upward, and

3.investors willing to own only securities listed on exchanges operating in the United States, which provide certain legal and regulatory protection but may not produce returns commensurate with global economic growth over the long run..

When scrutinized, the investment policies of many so-called “conservative” investors are in fact not conducive to wealth preservation — certainly not after adjusting for inflation.  A more apt label for such policies would be “conventional.”

TAS believes that the most relevant measure of conservatism for non-profit investors is not how closely their investment policies comport with traditional norms but rather how effective such policies are in maintaining fund purchasing power within acceptable volatility constraints.  Diversifying among many asset classes, strategies, and money managers can be a powerful means of improving the return-to-risk ratio of an investment program.  For this reason, most of the institutional funds represented on the boards of TIP and TAS make extensive use of assets other than domestic stocks and bonds and strategies other than conventional long-only approaches.

Managed Distribution Policy.  In order to help MAF members meet their spending needs and any applicable payout requirements without having to redeem shares (and thereby incur exit fees), MAF has adopted a managed distribution policy as described in the Prospectus. Restrictions on the ability to make multiple long-term capital gain distributions within a year may affect the timing of the fund’s distributions.

TIFF Investment Program Statement of Additional Information

Supplemental Discussion of Fund Management and Administration

Directors and Officers of TIP.  Overall responsibility for supervision of the TIP funds rests with TIP’s Board.  Among the responsibilities of the TIP Board are selecting investment advisors and approving money managers for the funds; monitoring fund operations, performance and costs; reviewing contracts; nominating and selecting new directors and electing TIP officers.  The following directors and principal officers oversee the TIP funds.  None of the directors has a beneficial interest in the funds.  As of March 31, 2009, directors and officers as a group owned less than 1% of the funds’ outstanding stock. The mailing address of the directors and principal officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428.

Independent Directors
Suzanne Brenner Born 1958 Director since July 2003 4 Funds overseen
Principal Occupation(s) During the Past Five Years:  Chief Investment Officer, The Metropolitan Museum of Art (2007-present) (Deputy CIO and Associate Treasurer prior thereto).
Other Directorships: 100 Women in Hedge Funds.

Sheryl L. Johns* Born 1956 Director since April 1996 4 Funds overseen	Principal Occupation(s) During the Past Five Years: Executive Vice President, Houston Endowment Inc., a private foundation. Other Directorships: TIFF Education Foundation.
William McCalpin Born 1957 Director since February 2008 Board Chair since 2008 4 Funds overseen
Principal Occupation(s) During the Past Five Years: Chair of The Janus Funds (2008-present).  Formerly Executive Vice President and Chief Operating Officer, Rockefeller Brothers Fund, a private foundation (1998-2006).
Other Directorships:  The Janus Funds, FB Heron Foundation.

*     Considered a control person of IEF.

TIFF Investment Program Statement of Additional Information

Principal Officers**

Richard J. Flannery Born 1957 President and CEO since September 2003
Principal Occupation(s) During the Past Five Years: CEO, TIFF Advisory Services, Inc. (2004-present).  President and CEO, TIFF Investment Program, Inc. (2003-present).
Directorships:  TIFF Advisory Services, Inc.

Tina M. Leiter Born 1966 Secretary since June 2003	Principal Occupation(s) During the Past Five Years: Deputy Compliance Officer (2008-present), Secretary (2004-present), Chief Compliance Officer (2004-2008), TIFF Advisory Services, Inc.

Dawn I. Lezon Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006-December 2008)
Principal Occupation(s) During the Past Five Years:  Vice President/Treasurer, TIFF Advisory Services, Inc. (2006-present).  Partner, Crane, Tonelli, Rosenberg & Co., LLP, public accounting firm (1998-2006).

Kelly A. Lundstrom Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc. (2006-present).

Richelle S. Maestro Born 1957 Vice President and Chief Legal Officer since March 2006
Principal Occupation(s) During the Past Five Years:  Vice President/General Counsel, TIFF Advisory Services, Inc. (2005-present).  Executive Vice President/General Counsel, Delaware Investments (2003-2005).

David A. Salem Born 1956 Vice President and CIO since December 2002 (President prior thereto)
Principal Occupation(s) During the Past Five Years:  President/Chief Investment Officer, TIFF Advisory Services, Inc. (1993-present) (CEO 1993-2004).
Directorships:  TIFF Advisory Services, Inc., TIFF Education Foundation

Christian A. Szautner Born 1972 CCO since July 2008
Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008-present). Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005-2008). Associate, Ballard Spahr Andrews & Ingersoll, LLP (1997-2005).

** The officers of TIP are elected annually by the TIP Board.

Committees.  Each of TIP’s independent directors serves on the audit committee of the TIP Board. The purposes of the audit committee are to (a) select and recommend to the TIP Board the independent auditors and the nature and performance of audit and other services; (b) oversee TIP’s accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; (c) oversee the quality and objectivity of TIP’s financial statements and the independent audit thereof; and (d) act as a liaison between TIP’s independent auditors and the full TIP Board.  The audit committee met twice during the fiscal year ended December 31, 2008.

Each of TIP’s independent directors also serves on the nominating committee of the TIP Board.  The nominating committee’s mission is to promote the effective participation of qualified individuals on the TIP Board and committees of the TIP Board.  The nominating committee’s functions are to (a) receive, review, and maintain files of individuals qualified to be recommended as nominees for election as directors, which shall include a review of the individual’s status as an “interested person” of TIP under the 1940 Act; (b) make nominations to the TIP Board of individuals to serve as independent directors; and (c) except as otherwise provided in any procedures adopted by the TIP Board, present recommendations to the TIP Board regarding directors to be selected for membership on the various committees of the TIP Board.  The nominating committee met twice during the fiscal year ended December 31, 2008. The nominating committee will consider nominees recommended by members and shall assess such nominees in the same manner it reviews committee nominees.  Members should send nominations in writing to TIFF Investment Program, Inc., Attn: Nominating Committee, Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428.  Such nominations shall include appropriate information on the background and qualifications of the nominee, as well as the nominee’s contact information and a written consent from the nominee to serve if the nomination is accepted and the nominee elected.  Nominations will be accepted on an on-going basis and kept on file for consideration when there is a vacancy on the TIP Board.

TIFF Investment Program Statement of Additional Information

Director Compensation.  The Independent TIP Board Chairperson will receive an annual fee of $60,000.  The remaining TIP Board members currently serve as volunteers who receive no fees or salary but are eligible for expense reimbursement and a matching charitable gift program offered by TIP.

Matching Gift Program.  Effective January 1, 2006, TIP instituted a matching gift program.  TIP will match contributions made by TIP independent directors to eligible tax-exempt charitable organizations. TIP will match only the gift portion of payments to charitable organizations.  Any payment for which the donor receives a specific benefit in return will be reduced by the fair market value of the benefit to determine the gift portion of the payment.

TIP will match the first $5,000 of eligible contributions by an independent director each calendar year at a rate of 2:1.  TIP will match the next $10,000 of contributions by the independent director each calendar year at a rate of 1:1.  Contributions by an independent director, in excess of $15,000 in a calendar year, will not be matched; the maximum aggregate match by TIP is $20,000 per calendar year for each independent director.  The minimum contribution that will be matched is $25.

Code of Ethics.  Rule 17j-1 of the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel.  The rule requires TIP, its investment advisor, TAS, and its money managers to adopt codes of ethics and to report periodically to the TIP Board on issues raised under its code of ethics.  To assure compliance with these restrictions, TIP and TAS have adopted and agreed to be governed by a joint code of ethics, and the money managers have each adopted and agreed to be covered by their individual codes of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive, or manipulative acts with regard to the personal securities transactions of their employees and violations of federal securities laws.  The codes of ethics permit personal investing transactions by TIP and TAS directors, officers, and employees, including transactions in securities that may be purchased or held by the funds, provided that such transactions avoid conflicts of interest with TIP and comply with applicable reporting and preapproval requirements.

TIFF Investment Program Statement of Additional Information

Information about these codes of ethics may be obtained by calling the Securities and Exchange Commission (SEC)’s Public Reference Room at 202-942-8090.  Copies of the codes of ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Third Party Account Management Policies and Procedures.   Certain investment decision-making personnel of TAS are or may in the future be involved in investment decision-making or similar activities for certain third parties who are not clients of TAS (“Third Party Accounts”) and derive a pecuniary benefit from or in connection with such activities.  Such Third Party Accounts may from time to time invest in the same or similar investments that TAS is recommending to its clients, and certain managers that provide investment services to the TIFF vehicles, or related persons of such managers, do now and may from time to time in the future participate as investors in such Third Party Accounts (such investors shall be referred to as “Third Party Account Investors”), which may create a conflict of interest for TAS and its investment decision-making personnel.  The joint code of ethics is intended in part to ensure that the interests of members and clients take priority over the interests of Covered Persons (as defined in the code of ethics), and provides that decisions about the best interests of members or clients, including TIP, should not be compromised or appear to be compromised by a Covered Person’s investments and other interests outside the scope of the Covered Person’s employment.  As a result, the code of ethics requires that a Covered Person receive prior approval before accepting a position as a director, officer, or advisor to another organization, such as a Third Party Account.  In addition, TIP and TAS have sought and received assurances from the principals of a Third Party Account with respect to certain conditions or restrictions that will apply to investments in such Third Party Account by managers or related persons who, by virtue of their relationship(s) with TIFF vehicles, are Third Party Account Investors.

TAS has also adopted Third Party Account Management Policies and Procedures (the “TPA Policy”) designed to ensure that TAS clients, including the TIP funds, are not disadvantaged as a result of certain outside activities undertaken by TAS investment decision-making personnel.  The TPA Policy provides that, in the event TAS investment decision-making personnel recommend an investment in certain private placement securities for a Third Party Account covered by the TPA policy at the same time that TAS is recommending the same investment for one or more of its clients, (i) such TAS investment decision-making personnel (a) must obtain prior approval of the investment for the Third Party Account; (b) may participate in, but shall not lead, the evaluation process with respect to an investment in the same issuer by a TAS client and will recuse him- or herself from any decisions reached via such process, such that the investment will be approved for TAS clients by TAS personnel having no involvement with the investment for the Third Party Account; (c) shall use all reasonable efforts to ensure that the investment by the Third Party Account does not reduce the dollar amount that TAS seeks to invest on behalf of its clients; and (d) shall use all reasonable efforts to ensure that the investment by the Third Party Account is on terms that are no more favorable for the Third Party Account than the terms provided to TAS clients; and (ii) such investment by the Third Party Account will not be aggregated or negotiated in conjunction with the TAS client investment.  The TPA Policy has similar provisions with respect to redemptions or sales by a Third Party Account of all or a portion of such Third Party Account’s investment(s) in such private placement securities that are also held by a TAS client (each, an overlapping investment).  In addition, the TPA policy provides that, in the event of a proxy or consent solicitation with respect to an overlapping investment, the TAS investment decision-making personnel involved with the Third Party Account will use all reasonable efforts to ensure that the Third Party Account votes consistently with the TAS client(s) unless otherwise granted permission by the Chief Compliance Officer.

TIFF Investment Program Statement of Additional Information

In addition, in the event TAS desires, on behalf of one or more of its clients, to (i) employ a new money manager which is, or a related person of which is, a Third Party Account Investor, or (ii) make a new investment in a privately offered commingled investment vehicle, the manager or general partner of which is, or a related person of such manager or general partner is, a Third Party Account Investor, the TAS investment decision-making personnel involved with the Third Party Account shall disclose this fact to the Chief Compliance Officer and to the TAS or TIP board of directors, as applicable; if requested by the TAS or TIP board of directors, as applicable, cause the Third Party Account to use all reasonable efforts to require each such Third Party Account Investor to withdraw from the Third Party Account; and promptly report the results of such efforts to the Chief Compliance Officer and the TAS or TIP board of directors, as applicable.  Further, in the event TAS  desires, on behalf of one or more of its clients, to (i) employ a new money manager, allocate additional assets to an existing money manager, or withdraw from an existing money manager all or a portion of the assets allocated to such money manager; or (ii) make a new investment in or an additional investment in, redeem all or a portion of its investment in, or sell to a third party all or a portion of its investment in a privately offered commingled investment vehicle, in each case where such money manager or the manager or general partner of such commingled investment vehicle, or a related person of such money manager, manager or general partner, is a Third Party Account Investor, the TAS investment decision-making personnel involved with the Third Party Account may participate in, but shall not lead, the evaluation process with respect to such transaction(s) on behalf of the TAS client(s) and will recuse him- or herself from any decisions reached via such process, such that such transaction(s) will be approved for TAS clients by TAS personnel having no involvement with the investment for the Third Party Account.

Proxy Voting Procedures.  The TIP Board has adopted proxy voting policies and procedures to govern the voting of proxies relating to voting securities held by the funds.  The funds have delegated proxy voting responsibilities to TAS subject to the TIP Board’s general oversight.  In delegating proxy responsibilities, the TIP Board has directed that proxies be voted consistent with the funds’ and their members’ best interests and in compliance with all applicable proxy voting rules and regulations.  TIP has retained Institutional Shareholder Services (“ISS”) to serve as proxy service provider and intends to vote in accordance with ISS recommendations, except in limited circumstances, including the situations outlined in the proxy voting policy attached hereto as Appendix B.

TIFF Investment Program Statement of Additional Information

A description of the policies and procedures that TIP adopted and TAS follows to determine how to vote proxies relating to portfolio securities is also available on TIP's website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on TIP’s website and as Form N-PX on the SEC’s website at http://www.sec.gov.

Advisory Agreement.  A discussion of the services performed by TAS pursuant to an investment advisory agreement with TIP on behalf of each fund can be found in the funds’ prospectus.

The advisory agreements may be terminated, without penalty, on not less than 60 days’ prior written notice by TIP’s Board or by a vote of the holders of a “majority” (as defined in the 1940 Act) of the relevant fund’s outstanding votes voting as a single “class” (as defined in the 1940 Act), or upon not less than 60 days’ prior written notice by TAS.  Each advisory agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisor Compensation.  As compensation for services rendered by TAS under the advisory agreements, each fund pays TAS a monthly fee calculated by applying the following annual percentage rates to such fund’s average daily net assets for the month:

	MAF	IEF	USEF	STF
On first $500mm	0.20%	0.15%	0.15%	0.03%
On next $500mm	0.18%	0.13%	0.13%	0.03%
On next $500mm	0.15%	0.11%	0.11%	0.02%
On next $500mm	0.13%	0.09%	0.09%	0.02%
On next $500mm	0.11%	0.07%	0.07%	0.01%
On remainder (>$2.5 billion)	0.09%	0.05%	0.05%	0.01%

Payment of Expenses.  TAS pays all of its expenses arising from the performance of its obligations under the advisory agreements, including the costs of personnel necessary to discharge those obligations and expenses of the directors and officers of TIP who are employees of TAS and TAS’s office rent.  Subject to the expense reimbursement provisions described in the Prospectus, other expenses incurred in the operation of TIP are borne by the funds themselves, including, without limitation, money manager fees; brokerage commissions; interest; fees and expenses of administrators, attorneys (including a portion of certain costs and expenses of in-house counsel), auditors, custodians, accounting agents and transfer agents; taxes; expenses (including clerical expenses) of the issue, sale, repurchase, or redemption of shares; expenses of registering and qualifying shares of TIP under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing members; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special members’ meetings; compensation of the independent chair of the TIP Board; expenses of directors of TIP who are not employees of TAS; membership dues in the Mutual Fund Directors Forum; insurance premiums; a portion of certain costs and expenses of the Chief Compliance Officer; matching gift program; and non-routine expenses such as litigation expenses.  Fund expenses directly attributable to a fund are charged to that fund; other expenses are allocated proportionately among all of the funds in relation to the net assets of each fund.

TIFF Investment Program Statement of Additional Information

Fund Administrator.  Consistent with their mission of helping non-profit organizations exploit the economies of scale inherent in many aspects of investing, TIP and TAS rely heavily on outside service providers to perform many functions that their directors deem delegable, including what is known in the mutual fund industry as “fund administration.”  As TIP’s administrator, State Street Bank and Trust Company (“State Street”) assists in managing specified aspects of the general day-to-day business activities and operations of TIP, other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, compliance, and testing related services.  In addition, State Street provides a 38a-1 Compliance Program designed to assist the funds’ Chief Compliance Officer with the information needed to comply with the requirements of Rule 38a-1 under the 1940 Act when reviewing State Street’s relevant controls and procedures.

Administration, Custody, Transfer Agency and Fund Accounting Agreements.  For core services, State Street receives a monthly fee at an annual rate of 0.07% of the average daily net assets of TIP.  For non-U.S. custody services, assistance with valuations of portfolio securities and FAS 157 services, 38a-1 Compliance Program services, and with respect to certain transactions, additional charges apply.

Administrative Services Agreement.  Vastardis Fund Services LLC (“Vastardis”) receives a per annum fee of $75,000 for administrative consulting services. Prior to 2009, Vastardis provided additional services to TIP.

For the years ended December 31, 2008, 2007, and 2006, the aggregate amount of administration fees paid to Vastardis and State Street by each fund was as follows:

	2008	2007	2006
MAF	$2,579,814	$1,302,836	$687,833
IEF	$546,183	$226,680	$140,808
USEF	$233,907	$158,789	$108,838
STF	$178,024	$85,455	$56,922

TIFF Investment Program Statement of Additional Information

Money Manager Agreements.  The agreements between TIP and the money managers that manage a separate account on behalf of a fund (the “Money Manager Agreements”) continue in effect for successive annual periods, as long as such continuance is specifically approved at least annually by (a) the TIP Board or (b) the vote of a “majority” (as defined in the 1940 Act) of a fund’s outstanding votes voting as a single “class” (as defined in the 1940 Act), provided that in either event the continuance is also approved by at least a majority of the TIP directors who are not “interested persons” (as defined in the 1940 Act) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Money Manager Agreements for Aronson+Johnson+Ortiz LP, Brookfield Redding LLC, Marathon Asset Management, LLP, Mondrian Investment Partners Limited, Shapiro Capital Management LLC, Smith Breeden Associates, Inc., Wellington Management Company, LLP, and Westport Asset Management, Inc. were most recently approved by the TIP Board for continuation on June 16, 2008.  Two amendments to the Fee Schedule for the Money Manager Agreement with Marathon Asset Management, LLP were approved by the TIP Board on October 31, 2008 and December 9, 2008, respectively.

For the years ended December 31, 2008, 2007, and 2006, the amount of advisory fees paid to TAS and the money managers by each fund was as follows:

	2008	2007	2006
MAF	$6,762,712	$8,496,451	$4,873,673
IEF	$1,635,594	$1,737,376	$1,081,566
USEF	$848,061	$1,260,236	$1,103,797
STF	$53,139	$37,237	$30,735

TIP also reimburses TAS for certain legal and compliance services that are provided to TIP by TAS personnel that have been approved by TIP’s Board.

Exemption from Requirement that Members Approve New Money Manager Agreements.  TIP has received an order from the SEC, effective August 30, 1995, exempting each of the funds from the requirement that agreements between registered investment companies and their unaffiliated subadvisors be approved by a vote of a majority of the outstanding voting securities of such investment companies.  TIP’s Board believes that such member approval of Money Manager Agreements is not necessary for the protection of participating organizations and would needlessly encumber the funds’ operations.  Pursuant to this exemption, TIP’s Board may, without the approval of members:

1.	employ a new unaffiliated money manager pursuant to the terms of a new Money Manager Agreement, either as a replacement for an existing money manager or as an additional money manager,

TIFF Investment Program Statement of Additional Information

2.	implement any material change in the terms of the money manager agreement, or

3.	continue to employ an existing unaffiliated money manager on the same terms where a Money Manager Agreement has been assigned because of a change in control of the money manager.

Any such action would be followed by written notice to members, which must include the information concerning the money manager that would normally be included in a proxy statement.

Manager Allocation Criteria.  In allocating assets among money managers, TAS considers each fund’s investment and performance objectives as well as other variables.  To accommodate fluctuations in the relative sizes of money managers’ accounts caused solely by market movements, allocations formulated by TAS normally take the form of ranges: minimum, normal, and maximum percentages of fund assets to be allocated to each money manager retained by it.  While these ranges are not expected to change frequently, TAS has discretionary authority to alter these ranges and to reallocate assets among money managers.

Activating Money Managers’ Accounts.  It is possible that not all money managers profiled in the Prospectus are employed at all times.  Whether a given money manager is employed at a given time depends on factors determined by TAS to be relevant under the circumstances, which may include, among others:

1.	a fund’s size,

2.	its projected growth rate,

3.	TAS’s perception of the relative attractiveness of the money manager’s approach in light of prevailing market conditions, and

4.	the extent to which a given money manager’s investment style would complement those of the other money managers to which a fund’s assets have been allocated.

Future market conditions are not forecastable, and TIP cannot predict the amount to be allocated to each money manager over time.  As a general rule, however, given the incremental custodial costs of activating a money manager’s account, it is expected that the initial allocation to each money manager managing a separate account on a fund’s behalf will be at least $5 million.  A money manager receives no compensation from TIP unless it is actually managing funds for TIP.

Organizations seeking to know the actual allocation of each fund’s assets across money managers at a given time can obtain this information by contacting TAS.

TIFF Investment Program Statement of Additional Information

Termination of Money Manager Agreements. The Money Manager Agreements may be terminated without penalty on not less than 30 days’ prior written notice by TIP’s Board or by a vote of the holders of a majority of the relevant fund’s outstanding shares voting as a single class, or upon not less than 30 days’ prior written notice by the money manager.  A Money Manager Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Arms-Length Relationships between Money Managers and TIP. The money managers have no affiliations or relationships with TIP or TAS except a limited number of money managers may have a relationship as described in the TPA Policy earlier in this SAI.

Performance-Based Fees for Money Managers

Overview.  The following discussion outlines the principles that TAS follows in negotiating money manager fees and describes the performance-based fee structure that the funds have entered into with many (but not all) of their money managers.  These principles are the product of both the combined investment experience of members of the boards and policy choices made by TIP’s Board in its formulation of objectives and guidelines for each fund.

Optimizing versus Minimizing Expenses.  Even modest differences in a fund’s annual investment-related costs can have profound effects on a foundation’s cumulative returns.  Therefore, non-profit trustees should consider carefully the costs of alternate investment vehicles.  By pooling the investment assets of numerous non-profits, TIP can and does seek to minimize members’ expenses for such investment-related services as custody and portfolio accounting.  With respect to money manager fees, which typically constitute the lion’s share of investment-related expenses, TAS believes that a strategy aimed at optimizing these outlays is potentially more profitable than a strategy aimed merely at minimizing them.  For this reason, TIP makes extensive use of performance-based fees in compensating money managers for services rendered to TIP.

Some non-profit investors may be uncomfortable with the fact that the exact costs of investing through each TIP fund are not known in advance.  However, it should be remembered that the annual standard return deviations of the asset classes in which the TIP funds that utilize performance-based fees primarily invest (i.e., the non-diversifiable or systemic risks of each asset class) greatly exceed the economic uncertainty associated with fluctuating money manager fees.  This is so even under worst-case conditions.  As of April 1, 2009, differences between the minimum and maximum fees payable to money managers currently managing assets for the funds are shown in the following table:

TIFF Investment Program Statement of Additional Information

	Number of Managers Receiving Performance- Based Fees	Number of Managers Not Receiving Performance- Based Fees	Largest Difference between Minimum and Maximum Fees Payable to Any Money Manager	Average Difference between Minimum and Maximum Fees Payable to Any Money Manager
Multi-Asset	6	3	2.00%	0.84%
International Equity	1	2	1.45%	0.59%
US Equity	3	1	1.85%	0.78%
Short-Term	0	1	0.02%	NA

Note:  The table above: (1) reflects only fees payable to money managers (including TAS) that manage a separate account on behalf of a fund and includes those who receive a performance-based fee and those who do not; (2) for money managers who do not receive performance-based fees the difference between the minimum and maximum fees, reflects the first level of the asset-based fee and the last level of the asset-based fee on a fee schedule that includes breakpoints; (3) assumes equal manager allocations when calculating averages; (4) does not include CIVs’ management and incentive fees and operating expenses, which are reflected as a reduction in the CIVs’ gross returns; and (5) for MAF, does not reflect the performance-based fee payable with respect to the "additional assets" managed by Marathon Asset Management, as described in the Prospectus, for which there is no stated maximum fee.  See the Prospectus for additional information about the fees and operating expenses of the CIVs.  For calendar year 2008, the portion of the CIVs’ fees and operating expenses attributable to incentive fees/clawback is estimated to be 0.02%, 0.08% and -0.06% for MAF, IEF, and USEF, respectively.

Link between Funds’ Objectives and Performance-Based Fee Structures. The performance objective of each fund is to outperform a relevant market benchmark by a modest increment, net of fees.  TAS aims to negotiate money manager fees that are relatively low compared to institutional norms when each money manager’s performance is approximately equal to the level that is required to enable the fund that employs it to achieve its performance objective.  A related aim is to tie manager compensation as closely as possible to manager performance.

Money Manager Evaluation Criteria Seek to Discourage Undue Risk-Taking.  TIP does not employ performance-based fees as a means of inducing its money managers to perform better than they would if they received straight asset-based fees.  Rather, it employs performance-based fees, among other means, in seeking to optimize members’ investment-related expenses.  A money manager’s proven capacity to deliver uniform results to all accounts managed in accordance with the philosophy presented to TIP is one of the important criteria used in choosing money managers.  TAS’s initial selection criteria are the same used to evaluate their ongoing performance.  Portfolio investment decisions that cause the performance of TIP’s account to differ materially from the performance of purportedly similar accounts, whether such decisions are motivated by the desire to earn higher fees from TIP or not, could trigger their dismissal.

Preferred Performance-Based Fee Structure.  TAS is mindful that no fee structure can possibly prove suitable to all money managers, even as a starting point for discussion.  However, in an effort to streamline the negotiation process, TAS has formulated a preferred performance-based fee model, which formed the basis of  most, but not all, of the performance-based fee arrangements entered into with the money managers.

TIFF Investment Program Statement of Additional Information

Common Characteristics.  Money Manager Agreements entailing performance-based fees typically  have certain common characteristics.  These characteristics normally  include (1) minimum fees (“floors”), (2) maximum fees (“caps”), and (3) fee formulas that, in the judgment of members of TIP’s Board, produce reasonable fees in relation to the margin of outperformance that a money manager must achieve to earn a given level of fees.

For fee arrangements based on these characteristics, the formula embodies the concept of a “fulcrum fee,” i.e., a fee midway between the minimum and the maximum.  In such cases, an equation is used under which the actual fees paid to a money manager are proportionately related to performance above or below the fulcrum point.  The formula is designed to augment a mutually agreed-upon basic fee if the excess return (i.e., actual gross total return less benchmark total return) on the money manager’s portfolio exceeds a specified level and to reduce this basic fee if the excess return falls below this level.  In each case the slope of the fee line between the floor and the cap is uniform throughout.

Definition of Total Return. “Total return,” as used here, means the change in the market value of the money manager’s portfolio, including accrued income, or the benchmark index, as the case may be, over one-month measurement periods, adjusted on a time-weighted basis for any assets added to or withdrawn from the money manager’s portfolio.  The total returns of portfolios or benchmark indices over the rolling 12-month time periods used in computing performance-based bonuses/penalties are, therefore, the product of compounding each of the monthly returns in the applicable period.  For purposes of computing the performance-based fee, a money manager’s performance is measured gross of fees except custodian transaction charges.

Manager-Specific Benchmark Indices.  The benchmark index used in computing the money manager’s excess return is the index deemed most relevant for that money manager.  In some cases, this benchmark index is the same as the overall performance benchmark for the fund retaining the money manager.  In some cases, however, TAS’s objective of melding money managers espousing different philosophies into an integrated manager structure that is both effective and efficient dictates that a money manager’s benchmark index be different from the fund benchmark.

Appropriate Fulcrum Point for a Money Manager.  The fulcrum point — the midpoint between the maximum and minimum fees — is set to establish a fee structure in which the financial incentives of the money manager are aligned with those of the fund.  The fulcrum point is set at a performance level that the money manager can reasonably expect to achieve with an investment approach that entails an acceptable level of risk for the fund.  TAS and TIP seek agreements in which the money manager has as much to lose as to gain if it chooses to increase the risk it takes with the fund’s account.  The table below identifies money managers that provide services to the funds with performance-based fees structured with the fulcrum fee concept, the fulcrum point under the Money Manager Agreement, and the return that must be achieved by the money manager in order to earn the fulcrum fee (100 basis points equal 1.00%).  See the Prospectus for additional information about the money managers and their agreements.

TIFF Investment Program Statement of Additional Information

	Fulcrum Fee	Fulcrum Fee Return [a]
Aronson+Johnson+Ortiz LP assets < $100mm	45 bp[b]	210 bp[b]
Aronson+Johnson+Ortiz LP assets ≥ $100mm	30 bp[c]	200 bp[c]
Brookfield Redding LLC	150 bp	500 bp
Marathon Asset Management LLP	88 bp[d]	424 bp[d]
Shapiro Capital Management LLC	73 bp	325 bp
Smith Breeden Associates, Inc.	48 bp	205 bp
Westport Asset Management, Inc.	108 bp	430 bp

[a]	Excess return over manager’s benchmark required to receive fulcrum fee.
[b]
This Fulcrum Fee and Fulcrum Fee Return apply if the combined average daily net asset value of MAF assets and USEF assets managed by Aronson+Johnson+Ortiz LP is less than $100 million during the final month in a trailing 12-month period.  The fee formula is applied separately to the performance achieved by Aronson+Johnson+Ortiz LP in MAF and the performance achieved by Aronson+Johnson+Ortiz LP in USEF.

[c]
This Fulcrum Fee and Fulcrum Fee Return apply if the combined average daily net asset value of MAF assets and USEF assets managed by Aronson+Johnson+Ortiz LP is equal to or exceeds $100 million during the final month in a trailing 12-month period.  The fee formula is applied separately to the performance achieved by Aronson+Johnson+Ortiz LP in MAF and the performance achieved by Aronson+Johnson+Ortiz LP in USEF.

[d]
This Fulcrum Fee and Fulcrum Fee Return apply to MAF assets managed by Marathon prior to October 31, 2008, and all IEF assets managed by Marathon.  MAF assets allocated to Marathon on or after October 31, 2008 (“Second Allocation”) are subject to an asset-based fee of 35 basis points per annum, payable monthly, plus a performance fee, payable annually, equal to 20% of the annualized return of the Second Allocation assets in excess of Marathon’s benchmark, measured over a rolling 60-month period and multiplied by the average net asset value of the Second Allocation assets over the period.

Reasonable Fee “Floor.” As with all model inputs, TAS’s choice of an appropriate “floor” for a money manager is based on an analysis of both the money manager’s idiosyncratic attributes and the perceived availability of qualified alternate money managers.  Having identified an appropriate minimum fee for a money manager, TAS then identifies the level of return at which the fee “bottoms out.”

Reasonable Fee “Cap.” Having identified an appropriate floor, TAS then identifies, for a money manager, the fee “cap.”  The cap and the level of excess return at which it is reached are selected in accordance with criteria that aim to reward a money manager adequately for above average performance without creating incentives for either undue risk-taking or undue risk aversion (i.e., “closet indexing” of portfolio assets to the agreed-upon benchmark).

Other Performance-Based Fee Structures.  TAS may, from time to time, recommend that TIP enter into a performance-based fee arrangement with a money manager that does not embody the concepts described above, namely a cap, a floor and a fulcrum fee.  TAS may do so when it believes, under the circumstances, that it would be in the best interests of a fund to enter into such arrangements.  TIP has entered into one such arrangement, pursuant to which the money manager is entitled to an asset-based fee, payable monthly, and a performance-based fee, payable annually.  The performance-based fee entitles the money manger to a percentage of the amount by which the annualized return of the money manager’s portfolio exceeds the annualized return of the benchmark index, measured over rolling 60-month periods multiplied by average net assets over the same 60-month period.

Computing and Remitting Fees.  The computation and remittance procedures that the funds employ are described immediately below.  All fee schedules are applied to the average daily net assets in each money manager’s account for the time period in question.  For purposes of computing the funds’ daily net asset values, however, performance-based fees are accrued based on investment returns achieved during the current performance fee period.

TIFF Investment Program Statement of Additional Information

Computing and Remitting Fees. With respect to performance-based fees structured with the fulcrum fee concept, for a transition period following the inception of a money manager’s account, before the money manager’s strategies are fully implemented, the money manager receives a straight asset-based fee regardless of performance.  At the conclusion of the transition period, the money manager may receive additional compensation based on the performance achieved during the transition period.  Thereafter, the money manager is compensated according to its performance-based fee formula with the fee for a given month based on the money manager’s performance for a defined trailing period. With respect to the performance-based fee that is not structured with a fulcrum fee concept, there is also a transition period, whereby annualized performance is calculated for the rolling 12-month, 24-month, 36-month, 48- month and 60-month periods and the annual performance-based fee is determined based on the performance calculated for each such period and reduced by the performance fees previously paid.

Portfolio Managers

Appendix C provides information about those individuals employed by TIP’s money managers who have primary responsibility for managing TIP portfolios, including (i) the number of accounts they manage and assets under management (in addition to the TIP funds); (ii) that portion of those accounts for which their firm earns performance-based advisory fees; and (iii) their compensation structure. Information regarding potential conflicts of interest follows immediately below.

As of December 31, 2008, none of the portfolio managers had a beneficial ownership of TIP shares.

Conflicts of Interest

A portfolio manager's compensation and the management of multiple accounts could create a potential conflict in the allocation of investment opportunities as well as in creating an incentive to recommend riskier investments than might otherwise have been recommended in the absence of any incentive-based compensation.  Other accounts managed by a portfolio manager may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the relevant funds. Investment decisions for each account, including the relevant funds, are normally based on the investment objectives, policies, practices, benchmarks, cash flows, and tax and other relevant investment considerations applicable to that account. Consequently, a portfolio manager may purchase or sell securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Certain investment opportunities that may be suitable for the funds may also be suitable for the other accounts managed by a portfolio manager.  Therefore, certain holdings held by the funds may also be held by the other accounts and, at times, investments may need to be allocated across the relevant accounts.  This could lead to the funds or other accounts acquiring a smaller position than any of them might if there were not multiple accounts under management.  However, TIP has adopted a number of compliance policies and procedures to address any potential conflicts. For example, TAS adopted the TPA Policy to address potential conflicts where certain investment decision-making personnel of TAS may be involved in investment decision-making for Third Party Accounts.  The TPA Policy is discussed more fully earlier in this SAI under “Third Party Account Management Policies and Procedures.”

TIFF Investment Program Statement of Additional Information

Because some portfolio managers receive a share in the profits of the respective money manager or are otherwise compensated based on performance, these portfolio managers may have an incentive to allocate securities preferentially to accounts for which the money manager receives higher investment advisory fees.  Conflicts may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a fund is not able to take full advantage of that opportunity because it must be allocated across multiple accounts.  In addition, a portfolio manager may execute a transaction for another account or accounts that may adversely affect the value of securities held by a fund.  In order to address this potential conflict, the money managers have in place investment decision-making and trade allocation policies and procedures that are designed to ensure that no client is disadvantaged in the management of accounts.  The ability of a portfolio manager to trade in a personal account may give rise to potential conflicts of interest.  TAS and each money manager have adopted codes of ethics setting forth the procedures that must be followed if a portfolio manager is permitted to engage in personal trading.  Such codes normally require the reporting of personal transactions and holdings and pre-clearance of all or certain personal trades.  Certain money managers may have soft dollar arrangements in place with broker/dealers which may result in the client paying a higher commission than it otherwise would have.  TIP requires that all money managers’ soft dollar arrangements comply with Section 28(e) of the Securities Exchange Act of 1934 and current SEC interpretations thereof.

Control Persons and Principal Holders of Securities

Members who hold 25 percent or more of the outstanding shares of a fund may be deemed “control persons” (as such term is defined in the 1940 Act) and may take actions without the approval of other members of the fund.  As of April 1, 2009, the following members held, of record, five percent or more of the outstanding shares of each fund as indicated:

Multi-Asset Fund
None.

International Equity Fund
Houston Endowment Inc., 600 Travis, Suite 6400, Houston, TX 77002*	51.6%
East Tennessee Foundation, 625 Market Street, Suite 1400, Knoxville, TN 37902	5.9%

US Equity Fund
East Tennessee Foundation, 625 Market Street, Suite 1400, Knoxville, TN 37902	17.1%
The Denver Foundation, 55 Madison, 8th Floor, Denver, CO 80206	16.9%
The Commonwealth Fund, One East 75th Street, New York, NY 10021	10.5%
Richard M Fairbanks Foundation Inc., 9292 North Meridian Street, Suite 304, Indianapolis, IN 46260	10.4%
The CH Foundation, 4601 50th Street, Suite 208, Lubbock, TX 79493	6.4%

Short-Term Fund
Saint Joseph’s University, 5600 City Avenue, Philadelphia, PA 19131	25.6%
National Resources Defense Council, 40 West 20th Street, New York, NY 10011	7.6%
Houston Endowment Inc., 600 Travis, Suite 6400, Houston, TX 77002	6.6%
St. David’s Community Health Foundation, 811 Barton Springs Road, Suite 600, Austin, TX 78704	6.4%
Charles H. Revson Foundation, 55 East 59th Street, 23rd Floor, New York, NY 10022	6.1%

* considered a controlling member of the Fund

TIFF Investment Program Statement of Additional Information

Distribution of TIP Funds

Distributor. The distribution agreement (the “Distribution Agreement”) between TIP and Quasar Distributors, LLC (the “distributor”), 615 East Michigan Street, Milwaukee, WI 53202, was initially approved by TIP’s Board on September 10, 2001. A new form of agreement with Quasar was approved by TIP’s Board on December 10, 2007.   The distributor receives compensation in the amount of $7,000 per fund, per annum; an additional fee of $2,500 per annum for each registered representative; and an additional fee for advertising review, all of which are paid by TAS.  In addition, the distributor is entitled to be reimbursed for reasonable out of pocket expenses.

The Distribution Agreement had an initial term of two years and continues in effect thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the TIP Board or by a vote of a majority of the outstanding votes of the relevant fund and (ii) by a majority of the TIP directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

Supplemental Discussion of Purchases, Exchanges, and Redemptions

Purchases.  TIP reserves the right in its sole discretion to (1) suspend the offering of shares of any fund, (2) reject purchase orders when in the judgment of management such rejection is in the best interests of TIP, and (3) reduce or waive the minimum for initial investments.

In-Kind Purchases.  Fund shares are normally issued for cash only.  TAS in its discretion may permit members to purchase shares “in-kind” through a transfer of readily marketable securities to a fund as payment for the shares.  In-kind purchases are accepted only when the securities being acquired:

1.	are consistent with the investment objectives and policies of the acquiring fund,
2.	are acquired for investment purposes (not for resale),
3.	are not restricted as to transfer either by law or market liquidity, and
4.	can be readily valued (e.g., are listed on a recognized exchange).

Redemptions.  Each fund may suspend redemption privileges or postpone the date of payment (1) during any period that TIP is closed, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Potential In-Kind Redemptions.  Should conditions exist which make cash payments undesirable, TIP reserves the right to honor any request for the redemption of fund shares by making payment in whole or in part in readily marketable securities. Certain CIVs held by MAF, IEF and USEF are illiquid. If a CIV were to distribute securities in-kind to MAF, IEF or USEF, the fund may have difficulty disposing of such securities which may result in the fund holding such securities for an extended period of time. Redemptions in-kind will be chosen by TIP and valued in the same manner as they are for purposes of computing the fund’s net asset value.  If payment is made in securities, a member may incur transaction expenses in converting these securities to cash or other expenses associated with maintaining custody of such securities.  TIP has elected, however, to be governed by Rule 18f-1 under the 1940 Act.  This obligates TIP to redeem shares, with respect to any one member during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund at the beginning of the period.  TIP is permitted to borrow to finance such redemptions without regard to restrictions that might otherwise apply under the 1940 Act.

TIFF Investment Program Statement of Additional Information

Exchanges.  Subject to any eligibility requirements in effect from time to time, one fund’s shares may be exchanged for shares of any other fund. Any such exchange will be based on the respective net asset values of the shares involved as of the date of the exchange.  Before making an exchange, a member should consider the investment objectives of the fund to be purchased.

Exchange Procedures.  Exchange requests may be made either by fax or telephone and should be directed to TAS.  Telephone exchanges will be accepted only if permitted by the member’s application and the shares to be exchanged are held by the fund for the account of the member and the registrations of the two accounts are identical.  The standard entry and exit fees will apply to an exchange transaction, which is treated as a redemption and a purchase.  Telephone requests for exchanges received prior to the time the funds’ NAV is calculated, normally 4:00 p.m. Eastern time (the “close of business”), will be processed as of the close of business on the same day.  Requests received after the close of business will be processed on the next business day.  Telephone exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the TIP Board to ensure that such exchanges do not disadvantage TIP or its members.  Exchanges into a fund in which the exchanging member does not have an account will be subject to the minimum initial investment for that fund and all exchanges will be subject to the minimum subsequent purchase amount for the fund into which the exchange is made.

Tax Treatment of Exchanges.  For federal income tax purposes an exchange between funds is a redemption followed by a purchase and, accordingly, a capital gain or loss may be realized.  Members should consult their tax advisors for further information in this regard.  The exchange privilege may be modified or terminated at any time.

Supplemental Discussion of Investment Objectives, Policies and Procedures

Potential Benefits and Costs of Investing in Foreign Securities.  Many institutional investors have made major commitments to foreign securities, typically for two reasons: (1) to reduce the volatility of their overall returns (foreign markets and domestic markets may rise and fall at different times) and (2) to enhance these returns over the long term.

A long-term investment horizon is appropriate because non-profit governing boards, which typically meet on a part-time basis, are generally unable to shift funds profitably between domestic and foreign markets in anticipation of short-term market movements.  TAS believes that the safer assumption is that shifts of this sort will not produce profits net of trading costs.  The opportunity to enhance long-term returns by investing in foreign markets lies in the fact that international money managers have far more companies (and countries) to choose from than do managers investing solely in domestic securities.  Therefore, the potential added value from active portfolio management may be higher for international stock portfolios than for purely domestic ones.

TIFF Investment Program Statement of Additional Information

The costs of investing in foreign securities are higher also, not only because management fees and custody costs tend to be higher on international portfolios but also because foreign governments may withhold a portion of the income that investors earn abroad.  Despite these higher costs, the dual benefits of investing in foreign securities (increased diversification and the opportunity to earn higher returns by exploiting valuation inefficiencies in foreign markets) make a substantial allocation to them worthy of serious consideration by most non-profit boards.

Performance Objectives.  The TIP funds seek to outperform their benchmarks by different margins.  These margins differ because:

1.	the costs of implementing each fund’s investment policies differ, and
2.	the markets in which the funds primarily invest vary in terms of efficiency, with the US stock and fixed income markets arguably the most efficient (in a valuation sense) of all.

The margin by which each fund seeks to outperform its benchmark thus reflects judgments by the TIP Board of the excess return that a properly diversified, actively managed fund might realistically seek to earn net of the costs that must be incurred to produce this excess return.  “Excess return” as used here means the difference between a fund’s total return and the total return of its performance benchmark.

Fundamental Investment Restrictions.  The funds have adopted certain fundamental investment restrictions, which cannot be changed without the approval of the holders of a “majority of the outstanding voting securities” of a fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding votes in a fund and (2) 67% or more of the votes are present at a meeting if more than 50% of the outstanding votes are present at the meeting in person or by proxy.  Under these restrictions, which apply on a fund-by-fund basis, no fund may:

1.
Purchase the securities of an issuer (other than securities issued or guaranteed by the US Government, its agencies, or its instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.  For purposes of this restriction, wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

2.
Acquire short positions in the securities of a single issuer (other than the US Government, its agencies and its instrumentalities) whose value (as measured by the amounts needed to close such positions) exceeds 2% of the fund’s total assets. For purposes of this restriction, futures are not considered to be securities.

TIFF Investment Program Statement of Additional Information

3.	Engage in borrowing except as permitted by the 1940 Act and the rules and regulations promulgated under the 1940 Act.

4.	Issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

5.
Make loans except that each fund may (a) engage in repurchase agreements, (b) lend portfolio securities, (c) purchase debt securities, (d) purchase commercial paper and (e) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

6.
Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a fund may be deemed to be an underwriter under certain federal securities laws.

7.
Purchase or sell real estate except that each fund may (a) hold and sell real estate acquired as a result of the fund’s ownership of securities or other instruments, (b) purchase or sell securities or other instruments backed by real estate or interests in real estate and (c) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in transactions in real estate or interests in real estate.

8.
Purchase or sell physical commodities except that each fund may (a) hold and sell physical commodities acquired as a result of the fund’s ownership of securities or other instruments and (b) purchase or sell securities or other instruments backed by physical commodities. The funds may also purchase or sell options and futures contracts.

Non-Fundamental Investment Restrictions and Policies.  The funds have adopted certain non-fundamental investment restrictions and policies, which may be changed by the TIP Board without member approval.

1.
No fund may purchase securities of another regulated investment company if such purchases cause the percentage of such regulated investment company’s outstanding shares owned by the TIP fund in question to exceed 3%.

2.
No fund may invest more than 15% of the fund’s net assets in illiquid securities (typically defined as those which cannot be sold or disposed of in the ordinary course of business within seven days for approximately the amount at which the fund has valued the securities).

3.
The following activities will not be considered to be issuing senior securities with respect to the funds: (a) collateral arrangements in connection with any type of option, futures contract, forward contract, or swap; (b) collateral arrangements in connection with initial and variation margin; or (c) a pledge, mortgage, or hypothecation of a fund’s assets to secure its borrowings.

TIFF Investment Program Statement of Additional Information

4.
Each fund currently intends to borrow money only as a temporary measure for extraordinary or emergency purposes (not for leveraging).  Each fund may also engage in reverse repurchase agreements, dollar roll transactions and collateralized securities loans that are covered with cash or liquid high-grade securities or other acceptable assets.

5.
Members will be provided with at least 60 days’ prior written notice of any changes with respect to each fund’s non-fundamental policy immediately listed below pursuant to Rule 35d-1 under the 1940 Act, which requires a fund with a name suggesting a focus on a particular type of investment, index or industry to invest at least 80% of its net assets (including borrowings for investment purposes) in securities suggested by the fund’s name.

a.
IEF and USEF.  Under normal circumstances, at least 80% of the fund’s net assets (including borrowings for investment purposes) must be invested in equity securities.  In the case of USEF, the 80% requirement applies to U.S. equity securities.  For purposes of a fund’s 80% investment policy, the fund considers “equity securities” to include direct investments in equity securities (such as common and preferred stocks, securities convertible into common stocks, and interests in CIVs and other pooled investment vehicles) or equity-related securities, as well as investments in synthetic and derivative instruments that have similar economic characteristics to such equity securities.  The fund’s investments in synthetic and derivative instruments may include, but are not limited to, warrants, futures, options, swaps, and depositary receipts.

Percentage Limitations Applied at Time of Purchase.  The above standards and restrictions are determined immediately after and as a result of the fund’s acquisition of such security or other asset.  Accordingly, except for fundamental investment restriction #3, to which this condition does not apply, any later increase or decrease in a percentage resulting from a change in values, assets, or other circumstances will not be considered when determining whether that investment complied with a fund’s investment policies and limitations.

TIFF Investment Program Statement of Additional Information

Policy Implementation and Risks

Funds to Be Substantially Fully Invested.  Each fund intends to be substantially fully invested according to its investment objective and policies under normal market conditions.

Deployment of Cash Reserves. Each fund is authorized to invest its cash reserves (funds awaiting investment in the securities in which it primarily invests) in money market instruments and debt securities that are at least comparable in quality to the fund’s permitted investments.  In lieu of separate, direct investments in money market instruments, the fund’s cash reserves may be invested in other regulated investment companies. Alternatively, TAS may exercise investment discretion or select a money manager to exercise investment discretion over a fund’s cash reserves.

Equity Exposure.  At TAS’s discretion, the cash reserves segment of each fund may be used to create a US equity exposure for MAF and USEF, a foreign equity exposure for MAF and IEF, or a fixed income exposure of suitable duration for MAF, as the case may be, until those balances are allocated to and invested by the money managers or used for fund transactions or until otherwise determined by TAS.  The desired market exposure could be created with long positions in the appropriate number of futures contracts or options on futures contracts within applicable regulatory limits, or by investing in exchange-traded funds (“ETF”s), open-end mutual funds, or other securities. Certain of the strategies implemented by the funds require the funds to post collateral, which collateral often consists of short-term US Treasury obligations or cash. In addition, the funds often hold short-term Treasury obligations to cover all or part of the notional exposure of their futures positions. And, certain of the funds’ investments require the funds to segregate liquid assets. As a result of these strategies, it may at times appear that a fund holds a significant cash position. Such cash positions are instrumental in the funds’ ability to achieve their desired equity and other exposures, and should not be viewed simply as excess cash reserves.

Temporary Strategies.  The funds may temporarily depart from their normal investment policies — for example, by investing substantially in cash reserves — in response to adverse market, economic, political, or other conditions as well as pending allocations to a manager or another investment opportunity and to manage cash flows.  In doing so, a fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

Portfolio Turnover. Decisions to buy and sell securities are made by the money managers with respect to the assets assigned to them and by TAS with respect to STF, cash reserves of the other funds not allocated to money managers, or other assets managed by TAS.  Each money manager decides to purchase or sell securities independently of other money managers.  Generally, funds will not trade in securities for short-term profits; however, circumstances may warrant that securities be sold without regard to length of time held. During 2008, MAF’s portfolio turnover rate was 112.12% versus 70.85% in 2007.  The increase in the fund’s portfolio turnover rate resulted primarily from an increase in member transaction activity and increased allocations of assets to money managers and CIVs.

Primary Risks.  High portfolio turnover may result in greater brokerage commissions and other transaction costs, which will be borne by the funds.  In addition, high portfolio turnover rates may result in increased short-term capital gains which, when distributed to private foundation members, are treated as ordinary income for excise taxation purposes.

A fund may have two or more money managers.  One money manager could be selling a security when another, for the same fund, is purchasing the same security.  In addition, when a money manager’s services are terminated and those of another are retained, the new money manager may significantly restructure the portfolio.  These practices may increase the funds’ portfolio turnover rates, realization of gains or losses, and brokerage commissions.

TIFF Investment Program Statement of Additional Information

Borrowing. Each fund may borrow money temporarily from banks when:

1.	it is advantageous to do so in order to meet redemption requests,
2.	a fund fails to receive transmitted funds from a member on a timely basis,
3.	TIP’s custodian fails to complete delivery of securities sold, or
4.	a fund needs cash to facilitate the settlement of trades made by the fund.

Borrowing creates an opportunity for increased return, but at the same time it creates special risks.  A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could in turn adversely affect the money manager’s strategy.  Rising interest rates could also reduce the value of a fund’s shares by increasing the fund’s interest expense.

In addition, each fund may borrow by engaging in reverse repurchase agreements or dollar roll transactions, described below.  By engaging in such transactions, a fund may, in effect, borrow money.

Duration Management.  The MAF and STF invest in debt securities of varying durations. Duration is calculated based on the length of the time intervals between the present time and the time that the interest and principal payments are scheduled to be received and weights them by the present values of the cash to be received at each future point in time.

The longer the duration of a debt security, the more its price will tend to fall as interest rates in the economy rise and vice versa.  For example, in a portfolio with a duration of five years, a 1% increase in interest rates could result in approximately a 5% decrease in market value.  Money managers can change the weighted average duration of their holdings as interest rates move by replacing portfolio securities or using derivative securities.

Primary Risks.  There is no assurance that deliberate changes in a fund’s weighted average duration will enhance its return relative to more static duration policies or portfolio structures.  For example, a money manager’s decision to increase the duration of its segment of MAF could reduce the fund’s return if interest rates in the economy rise following the manager’s duration-lengthening trades.

Multi-Market and Multi-Currency Investing.  Subject to certain limitations on foreign securities and foreign currency exposure defined in each money manager’s guidelines, money managers may adjust the exposure of the funds to different countries’ markets and currencies based on their perceptions of their relative valuations.  In doing so, money managers will assess:

1.	general market and economic conditions,
2.	the relative yield and anticipated direction of interest rates in particular markets, and
3.	the relationship among the currencies of various countries.

TIFF Investment Program Statement of Additional Information

In their evaluations, money managers will use internal financial, economic, and credit analysis resources as well as information from external sources.

USEF money managers may respond to circumstances in which foreign stocks are more attractively priced than US stocks by investing up to 15% of the fund’s assets in foreign stocks.  Money managers of MAF and IEF may hedge up to 50% of the foreign currency exposure of each fund’s assets.  It is expected that adjustments to the country and currency exposures of each fund will be gradual and moderate, especially within USEF.

Primary Risks.  There is no assurance that changes in a fund’s country and currency allocations will enhance returns relative to more static allocations or relative to allocations that resemble more closely the country and currency allocations inherent in a fund’s performance benchmark.

Foreign Currency Exposure.  TAS has studied carefully the impact of exchange rate changes on the US dollar value of foreign securities portfolios and has concluded that the impact of such changes declines dramatically as the investment time horizon lengthens.  This is especially true because global investors routinely adjust the prices they are willing to pay for shares of a given firm in response to changes in the foreign exchange value of the currencies in which its products (and costs) are denominated.  For example, while it is likely that a sudden 10% decline in the Japanese yen’s value in US dollar terms will produce short-term losses in the dollar value of shares of Japanese exporters, the increased competitiveness of such firms typically will cause global investors to mark upward such firms’ relative price-to-earnings or price-to-book value multiples, albeit with a lag.

Exchange rate movements can produce large losses over short- and even medium-term time horizons, and TAS does not recommend that non-profits invest in foreign securities in pursuit of short-term gains, and TAS believes that exchange rate movements are essentially neutral over the longer-term time horizons which most global investors properly employ.  The logic of this position can be assessed by considering the implications of the opposite belief: that investors can earn an economic return over the very long term merely by holding certain currencies (i.e., continually rolling over long positions in a given currency or basket of currencies in the spot or futures markets).  While there have undeniably been short-term periods when currency exposure per se produced positive real returns (e.g., holding Japanese yen during the five years ending December 1993), global trade and capital flows make it very difficult for the imbalance created by massive changes (up or down) in the foreign currency exchange value to persist.  Countries whose currencies plummet in value can suffer enormous hardships, as can holders of shares denominated in such currencies.  However, devaluations ultimately enhance these countries’ competitiveness, thereby inducing global investors to sell shares of firms domiciled in countries with revalued currencies in order to fund purchases of shares of firms domiciled in countries with devalued ones.

Foreign Currency Hedging. Each of the funds may enter into forward foreign currency contracts (a “forward contract”) and may purchase and write (on a covered basis) exchange-traded or over-the-counter (“OTC”) options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts.  The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates.  However, such transactions may also be used to generate income for a fund or otherwise increase its total return. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances TIP will employ any of the techniques or strategies described below.  TIP’s ability to pursue certain of these strategies may be limited by applicable rules, regulations and guidance of the Commodity Futures Trading Commission (“CFTC”), the SEC, applicable options and futures exchanges and the federal tax requirements applicable to regulated investment companies (see Tax Considerations).

TIFF Investment Program Statement of Additional Information

Forward Contracts.  A forward exchange contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market.  A fund may use forward contracts to attempt to insulate returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect.  A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar.  A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract.

Funds may use forward contracts to insulate existing security positions (“position hedges”) or proposed transactions (“transaction hedges”).  For example, to establish a position hedge, a forward currency contract might be sold to protect the gain from a decline in the value of that currency against the dollar.  To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar. A fund may also purchase and sell forward contracts for efficient portfolio management purposes or to generate income when the manager anticipates that the foreign currency will appreciate or depreciate in value. When a fund enters into a forward currency contract, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the fund’s obligation (market value) on settlement date.

Primary Risks. The success of currency hedging depends on the money manager’s ability to predict exchange rate fluctuations.  Predicting such fluctuations is extremely difficult, and thus the successful execution of a hedging or other strategy is highly uncertain.  An incorrect prediction will hurt fund performance.  Forward contracts that are intended to protect against anticipated losses or to generate income may have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect.  In addition, a fund is not obligated to engage actively in hedging transactions. For example, a fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Precise matching of forward contract amounts and the value of portfolio securities is often not possible because the market value of the protected securities will fluctuate while forward contracts are in effect.  Adjustment transactions are theoretically possible but time consuming and expensive, so forward contract positions are likely to be approximate, not perfect, hedges.

TIFF Investment Program Statement of Additional Information

The cost to a fund of engaging in forward contracts varies with factors such as the foreign currency involved, the length of the contract period, and prevailing market conditions, including general market expectations as to the direction of various foreign currency movements against the US dollar.  Furthermore, neither TAS nor the money managers may be able to purchase forward contracts with respect to all of the foreign currencies in which the fund’s portfolio securities may be denominated.  In that case, the correlation between exchange rates and the portfolio’s foreign currency exposure may not be precise.  Moreover, if the forward contract is an OTC transaction, as is usually the case, the fund will be exposed to the credit risk of its counterparty.  In addition, there can be no guarantee that a fund will be able to enter into a closing transaction at a price and time that TAS or the applicable money manager believes is the most advantageous. If, on the other hand, a fund enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange, which may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price movements.  Such limits may significantly affect the ability to trade such a contract or otherwise close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract.  Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency.  The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in US dollars.

Short and Long/Short Strategies.  In TAS’s view, the US stock market is highly efficient in terms of valuation and is becoming more so at a rapid rate due to the combined impact of falling computing costs, globalization of financial markets and regulatory changes.  With so many powerful computers and skilled professionals attempting to exploit valuation anomalies among US stocks, it is becoming increasingly difficult to outperform market averages.

Long versus Short Positions.  The rationale for using short strategies is simply stated: if you believe that skilled active managers can identify securities that are likely to outperform market averages (i.e., they are undervalued), then it is also logical to assume that skilled active managers can identify stocks that are likely to underperform market averages (i.e., they are overvalued issues).  In an increasingly efficient market, “short” sale techniques are appealing because they exploit a structural inefficiency in capital markets: the tendency of most investors to focus on the identification of undervalued, as distinct from overvalued, securities. When a fund enters into a short sale, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the market value of the securities sold short.

The funds may also employ so-called long/short investment strategies, which entail the construction of a portfolio comprising long positions in stocks which the money manager perceives as undervalued, offset by an equivalent dollar amount of short positions in stocks which the money manager perceives as overvalued.  Because the long and short subportfolios offset or neutralize each other, long/short strategies are sometimes referred to as “market neutral” strategies.

TIFF Investment Program Statement of Additional Information

Primary Risks.  Risks of investing in short strategies are markedly different from those associated with long positions.  A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.  The potential loss from a short sale is theoretically unlimited. To control the risk of such strategies the current value of the stock sold short in a single issuer may not represent more than 2% of a fund’s total assets. During the latter part of 2008, the SEC imposed certain limitations and reporting requirements with respect to short selling activities.  More recently, the SEC has announced rule making efforts with respect to short selling.  It is not known what effects, if any, such possible rule making will have on a fund's or CIV's ability to engage in short sales.  Short positions in derivative instruments, including futures contracts, are not considered to be short positions for the purpose of this limitation.

Securities Lending. Through its custodial bank and subject to strict guidelines, TIP is authorized to lend the securities held in all of its funds. If a fund were to engage in securities lending, it would be necessary for TIP to enter into a securities lending agreement and implement procedures designed to ensure compliance with applicable requirements.

Dollar Roll Transactions. Dollar roll transactions involve a simultaneous sale by the fund of mortgage-backed securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.  The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder.  The fund receives a fee from the counterparty as consideration for entering into the commitment to repurchase.  Dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.  Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the fund agrees to buy a security on a future date.  A fund will not use such transactions for leverage purposes. When a fund enters into a dollar roll transaction, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities.

TIFF Investment Program Statement of Additional Information

Dollar rolls are similar to reverse repurchase agreements (described below) because they involve the sale of a security coupled with an agreement to repurchase.  Like borrowings, a dollar roll involves costs to a fund.  For example, while a fund receives a fee as consideration for agreeing to repurchase the security, it forgoes the right to receive all principal and interest payments while the counterparty holds the security.  These payments to the counterparty may exceed the fee received by the fund, thereby effectively charging the fund interest on its borrowing.  Further, although the fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the fund’s entry into the dollar roll.

Primary Risks.  Dollar rolls involve potential risks of loss which are different from those related to the securities underlying the transactions.  For example, if the counterparty becomes insolvent, a fund’s right to purchase from the counterparty might be restricted.  Additionally, the value of such securities may change adversely before the fund is able to repurchase them.  Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market.  Since the counterparty is not required to deliver an identical security to a fund, the security that the fund is required to buy under the dollar roll may be worth less than an identical security.  Finally, there can be no assurance that a fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Repurchase and Reverse Repurchase Agreements. In a repurchase agreement, a fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date.  Repurchase agreements may be characterized as loans secured by the underlying securities.  Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase.  The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest.

In a reverse repurchase agreement, a fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date.  The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest.  Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

TIFF Investment Program Statement of Additional Information

In addition, repurchase and reverse repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market.  TAS and the money managers expect that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development (“OECD”).  Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Primary Risks.  If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

Equity Securities.  Equities are ownership interests possessed by shareholders in a corporation, commonly referred to as “stocks.”  As described in the Prospectus, for purposes of the 80% investment policies of IEF and USEF, in addition to securities referred to as stock, equity securities may include instruments that provide equity exposure or have similar economic characteristics to equity securities.

General Risks of Equity Securities. There is a risk that common stock prices will decline over short or extended periods.  Both the US and foreign stock markets tend to be cyclical with periods when stock prices generally rise and periods when prices generally decline.

Warrants.  Warrants are instruments that give the holder the right to purchase the issuer’s securities at a stated price during a stated term.

Primary Risks. Warrants involve a risk of loss of the warrant purchase price if the market price of the securities subject to the warrants does not exceed the price paid for the warrants plus the exercise price of the warrants.

Not more than 2% of a fund’s net assets may be invested in warrants not listed on the New York or American Stock Exchanges.

Foreign Equities.  Foreign equities include shares denominated in currencies other than the US dollar, including any single currency or multi-currency units, as well as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).  ADRs typically are issued by a US bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, which evidence ownership of either foreign or domestic underlying securities.  GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world.

TIFF Investment Program Statement of Additional Information

Foreign financial markets generally have substantially less volume than US markets, and securities of foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies.  The foreign markets also have different clearance and settlement procedures, and in certain markets settlements have sometimes been unable to keep pace with the volume of transactions, making it difficult to conclude such transactions.

Under certain adverse conditions, each fund may restrict the financial markets or currencies in which its assets are invested, and it may invest its assets solely in one financial market or in obligations denominated in one currency.

Primary Risks of Foreign Equities Generally.  Like domestic stocks, foreign equities entail stock market risk.  In addition, in certain foreign countries there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect an investment.  There may be less publicly available information regarding operations and financial results, and foreign entities may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those of US entities.  A fund could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries.  In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the fund will seek to minimize such withholding taxes whenever practical.

Risks Associated with Currency Exchange Rate Changes.  Changes in foreign currency exchange rates may affect the value of a fund’s investments.  While a fund may hedge its assets against foreign currency risk, there can be no assurance that currency values will change as predicted, and a fund may suffer losses as a result of such hedging.

Emerging Markets Equities. Emerging markets countries (e.g., Brazil, Korea, Mexico, etc.) are generally considered to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. A company may be deemed in an emerging market country if (1) it is organized or has a principal office in an emerging market country, (2) the stock is traded on an exchange in an emerging market country, (3) most of its assets are in emerging markets, or (4) most of its revenues are from emerging markets countries.

TIFF Investment Program Statement of Additional Information

Primary Risks of Emerging Markets Equities.  In addition to the risks of foreign equities as set forth above, stock prices in emerging markets can be significantly more volatile than in developed nations, reflecting the greater uncertainties of investing in less established economies, in that the countries may:

1.	have relatively unstable governments, raising the risk of sudden adverse government action and even nationalization of businesses,
2.	place restrictions on foreign ownership or prohibitions on repatriation of assets, or
3.	provide relatively less protection of property rights.

In addition, their economies:

1.	may be based predominantly on one or a few industries,
2.	may be highly vulnerable to changes in local or global trade conditions, and
3.	may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Settlement and dividend collection procedures may be less reliable.  These securities may have limited marketability and may be subject to more abrupt or erratic price movements.

Debt Securities.  The characteristics and primary risks of the debt securities in which the funds may invest are described below.

Primary Risks of Debt Securities Generally. Debt securities entail interest rate, prepayment, extension, credit, and event risks.

Interest Rate Risk.  Interest rate risk is the risk of fluctuations in bond prices due to changing interest rates.  As a rule, bond prices vary inversely with market interest rates.  For a given change in interest rates, longer maturity bonds fluctuate more in price than shorter maturity bonds.  To compensate investors for these larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds, other factors (including credit quality) being equal.  Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. The portion of the MAF normally invested in bonds has tended to have an intermediate term average weighted maturity.

Prepayment Risk.  Prepayment risk is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights, including collateralized mortgage obligations and other mortgage-backed securities, will be repaid before scheduled maturity, and a fund will be forced to reinvest the unanticipated payments at lower interest rates.  Debt obligations that can be prepaid (including most mortgage-backed securities) will not rise as much in market value as other bonds when interest rates fall.  In addition, to the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of the holder's principal investment to the extent of the premium paid.  On the other hand, if the mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income. The impact of prepayments on the price of a security  may be difficult to predict and may increase the volatility of the price.

TIFF Investment Program Statement of Additional Information

Extension Risk.  Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) longer than expected.  If interest rates rise, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security, which could, in turn,  cause the security’s value to fluctuate more widely in response to changes in interest rates than a security with a shorter expected maturity. Fluctuations in the value of such securities could also cause the value of the fund’s shares to fluctuate. Under these circumstances, the value of the obligation will decrease and the fund will suffer from an inability to invest in higher yielding securities.

Credit Risk.  Credit risk is the risk that an issuer of securities will be unable to make payments of interest or principal when due.  The credit risk assumed by a fund is a function of the credit quality of its underlying securities.

Event Risk.  Event risk is the risk that corporate debt securities may suffer a substantial decline in credit quality and market value due to a corporate restructuring.  Corporate restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, are often financed by a significant increase in corporate debt.  As a result of the added debt burden, the credit quality and market value of a firm’s existing debt securities may decline significantly.  While event risk may be high for certain securities held by the funds, event risk for each fund in the aggregate is low because of the number of issues held by each fund.

Bank Obligations. Each fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts.

1.	Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

2.	Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.

3.	Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to the stated maturity based upon a specified market rate.

4.
A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods).

General economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.  Time deposits that may be held by the funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

TIFF Investment Program Statement of Additional Information

Foreign Bank Obligations.  Obligations of foreign banks involve somewhat different investment risks than obligations of US banks.  Their liquidity could be impaired because of future political and economic developments; they may be less marketable than comparable obligations of US banks; a foreign jurisdiction might impose withholding taxes on interest income payable on these obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations; the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to US banks.  Foreign banks generally are not subject to examination by any US Government agency or instrumentality.  Also, commercial banks located in some foreign countries combine commercial banking and diversified securities activities, thus increasing the risks of their operations.

Corporate Debt Securities.  Corporate debt securities of domestic and foreign issuers include corporate bonds, debentures, notes, commercial paper, medium-term notes, variable rate notes, and other similar corporate debt instruments.  Securities that are rated at least “BBB” by S&P or “Baa” by Moody’s are generally described as investment-grade obligations.

Index Notes, Currency Exchange-Related Securities and Similar Securities.  Each fund may purchase notes whose principal amount and interest payments may vary in response to the change (if any) in specified exchange rates, commodities prices, or stock index levels.  Currency-indexed obligations are securities whose purchase price and interest and principal payments are denominated in a foreign currency.  The amount of principal payable by the issuer at maturity varies according to the change (if any) in the exchange rate between two specified currencies during the period from the instrument’s issuance date to its maturity date.  A fund may hedge the currency in which the obligation is denominated (or effect cross-hedges against other currencies) against a decline in the US dollar value of the investment.  Each fund may also purchase principal exchange rate-linked securities and performance-indexed commercial paper.

Leveraging Risk. The funds or the CIVs in which the funds invest are permitted to engage in certain transactions that may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transactions.  Leverage, including borrowing, may cause a fund to be more volatile than if a fund had not been leveraged.  This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s securities.  The use of derivatives may also create leveraging risk.  To limit such leveraging risk, the funds observe asset segregation requirements to cover their obligations with respect to derivative instruments.

Other Foreign Currency Exchange-Related Securities.  Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation, or financial institution of another nation.  For example, a fund may invest in a British pound-denominated obligation issued by a US corporation.

TIFF Investment Program Statement of Additional Information

Primary Risks. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.  A fund’s decision to invest in any foreign currency exchange-related securities is based on the same general criteria applicable to debt securities, including the fund’s minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to TAS’s or the money manager’s analysis of interest rates, issuer risk and other factors.

Foreign Government and International and Supranational Agency Debt Securities.  Obligations of foreign governmental entities include those issued or guaranteed by foreign governmental entities with taxing powers and those issued or guaranteed by international or supranational entities.  These obligations may or may not be supported by the full faith and credit of a foreign government or several foreign governments.  Examples of international and supranational entities include the International Bank for Reconstruction and Development (“World Bank”), the European Steel and Coal Community, the Asian Development Bank, the European Bank for Reconstruction and Development and the Inter-American Development Bank.  The governmental shareholders usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Loan Participations.  A loan participation is an interest in a loan to a US corporation (the “corporate borrower”) which is administered and sold by an intermediary bank.  The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the fund derives its rights from the intermediary bank which sold the loan participation.  Such loans must be to issuers in whose obligations a fund may invest.

Primary Risks.  Because the bank issuing a loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower.  In addition, it may be necessary, under the terms of the loan participation, for a fund to assert its rights against the underlying corporate borrower through the issuing bank, in the event that the underlying corporate borrower should fail to pay principal and interest when due.  Thus, the fund could be subject to delays, expenses and risks which are greater than those which would have been involved if the fund had purchased a direct obligation of the borrower.  Moreover, under the terms of the loan participation, the fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the fund also may be subject to the risk that the issuing bank may become insolvent.  Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank.  The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a fund will be treated as illiquid until the TIP Board or valuation committee determines that a liquid market exists for such participations.  Loan participations will be valued at their fair market value as determined by procedures approved by the TIP Board.

TIFF Investment Program Statement of Additional Information

Lower-Rated Debt Securities.  Each fund may own debt securities of all grades, including both rated and unrated securities, provided however that not more than 5% of the STF and not more than 10% of the other funds may be invested in debt securities that are rated below investment grade.  TAS or the money managers of these funds will be obligated to liquidate, in a prudent and orderly manner, debt securities whose ratings fall below investment grade if the result of such downgrades is that these limitations are exceeded.  “Investment grade” means a rating of:

1.	for securities, “BBB” or better by S&P or “Baa” or better by Moody’s,
2.	for bank obligations, “B” or better by Thomson Bankwatch,
3.	for commercial paper, “A-1” or better by S&P or “Prime-1” or better by Moody’s,
4.	for foreign bank obligations, similar ratings by IBCA Ltd., or
5.	if unrated, determined by the money manager to be of comparable quality.

See Appendix A for a description of security ratings.

Primary Risks.  Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, may be less liquid than securities in the higher rating categories, and are considered speculative.  The lower the ratings of such debt securities, the greater their risks render them like equity securities.  The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates.  Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest.  Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities.  During an economic downturn or a period of rising interest rates, below investment grade issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations.  Prices and yields of high yield securities will fluctuate over time, and during periods of economic uncertainty the volatility of high yield securities may adversely affect a fund’s net asset value.  In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities.  A thin trading market may limit the ability of a fund to accurately value high yield securities in its portfolio and to dispose of those securities.  Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.  These securities also may involve special registration responsibilities, liabilities and costs.  Prices for below investment grade securities may also be affected by legislative and regulatory developments.

TIFF Investment Program Statement of Additional Information

Mortgage-Backed Securities.  Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial mortgage loans (the “underlying assets”).  The two most common forms are:

1.	Mortgage pass-throughs, which represent ownership interests in the underlying assets. Principal repayments and interest on the underlying assets are distributed monthly to holders.
2.	Collateralized mortgage obligations (CMOs), which represent debt obligations secured by the underlying assets.

Certain mortgaged-backed securities represent an undivided fractional interest in the entirety of the underlying assets (or in a substantial portion of the underlying assets, with additional interests junior to that of the mortgage-backed security) and thus have payment terms that closely resemble the payment terms of the underlying assets.

In addition, many mortgage-backed securities are issued in multiple classes.  Each class, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the underlying assets may cause the securities to be retired substantially earlier than their stated maturities or final distribution dates.  Interest is paid or accrues on all or most classes on a periodic basis, typically monthly or quarterly.  The principal of and interest on the underlying assets may be allocated among the several classes in many different ways.  In a relatively common structure, payments of principal (including prepayments) on the underlying assets are applied to the classes in the order of their respective stated maturities so that no payment of principal will be made on any class until all other classes having an earlier stated maturity have been paid in full.

Mortgage-backed securities are typically backed by a pool of underlying assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support.  Such credit support falls into two categories:  (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, usually by the entity administering the underlying assets, to ensure that the receipt of payments on the underlying assets occurs in a timely fashion.  Protection against losses resulting from ultimate default ensures ultimate payment of obligations on at least a portion of the assets in the pool.  Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches.  A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Governmental, government-related, and private entities may create new types of mortgage-backed securities offering asset pass-through and asset-collateralized investments in addition to those described above.  As such new types of mortgage-related securities are developed and offered to investors, each fund will, consistent with its investment objectives, policies and quality standards, consider whether such investments are appropriate.

TIFF Investment Program Statement of Additional Information

The duration of a mortgage-backed security, for purposes of a fund’s average duration restrictions, is computed based upon the expected average life of that security.

Primary Risks.  Prepayments on mortgage-backed securities usually increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.  In addition, the obligors of the underlying assets may default on their payments, creating delays or loss of principal.

Non-Mortgage Asset-Backed Securities.  Non-mortgage asset-backed securities are debt securities which represent ownership interests in various forms of consumer credit receivables.

Primary Risks.  Non-mortgage asset-backed securities involve certain risks not present in mortgage-backed securities.  Most importantly, these securities may not have the benefit of a security interest in underlying assets.  Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical debt issue, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Some forms of asset-backed securities are relatively new forms of investments. Although each fund will only invest in asset-backed securities believed to be liquid, because the market experience in certain of these securities is limited, the market’s ability to sustain liquidity through all phases of a market cycle may not have been tested.

Municipal Debt Securities. Municipal debt securities may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes.  Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales.  The funds may invest in municipal debt securities.

TIFF Investment Program Statement of Additional Information

Securities Denominated in Multi-National Currency Units or More than One Currency. Multi-national currency unit securities are tied to currencies of more than one nation, including securities denominated in the currency of one nation but issued by a governmental entity, corporation, or financial institution of another nation.

US Treasury and US Government Agency Securities. US Government securities include instruments issued by the US Treasury, including bills, notes, and bonds.  These instruments are direct obligations of the US Government and, as such, are backed by the full faith and credit of the United States.  They differ primarily in their interest rates, maturities, and issuance dates.  Other US Government securities include securities issued by instrumentalities of the US Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States.  US Government agency securities are instruments issued by instrumentalities established or sponsored by the US Government, such as Fannie Mae and Freddie Mac.  While these securities are issued, in general, under the authority of an act of Congress, the US Government is not obligated to provide financial support to the issuing instrumentalities.

Variable Amount Master Demand Notes.  Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a fund (as lender) and the borrower.  These notes are not transferable, nor are they rated ordinarily by either Moody’s or Standard & Poor’s.

Zero Coupon Securities and Custodial Receipts.  In addition to securities issued directly by the US Treasury, zero coupon securities include US Treasury bonds or notes whose unmatured interest coupons and receipts for their principal have been separated by their holder, typically a custodian bank or investment brokerage firm.  Once “stripped” or separated, the principal and coupons are sold separately.  The principal, or “corpus,” is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest payments.  The coupons may be sold separately or grouped with other coupons with like maturity dates and sold in a bundled form.  Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

TIFF Investment Program Statement of Additional Information

A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names. The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.  Counsels to the underwriters have issued the opinion that, for federal tax and securities law purposes, purchasers of such certificates will most likely be deemed the beneficial holders of the underlying US Treasury securities.

The US Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry recordkeeping system.  The Federal Reserve program as established by the Treasury Department is known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”).  Under the STRIPS program, a purchaser’s beneficial ownership of zero coupon securities is recorded directly in the book-entry recordkeeping system in lieu of holding certificates or other evidences of ownership of the underlying US Treasury securities.

Primary Risks.  Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

Inflation-Linked Securities.  Inflation-linked bonds, such as the US Treasury Department’s Treasury Inflation Protected Securities (“TIPS”), are linked to the inflation rate in the market of issuance.  TIPS were first issued in 1997 and have been issued with maturities of 5, 10, and 30 years.  The principal amount (payable at maturity) adjusts upward or downward every six months according to changes in the Consumer Price Index for Urban Consumers.  The semi-annual interest payments are calculated as a fixed percentage of the inflation-adjusted principal amount.  In addition to the US, other countries such as Australia, Canada, New Zealand, Sweden, and the United Kingdom issue inflation-linked bonds with features similar or identical to those of TIPS.

Primary Risks.  In the event of deflation, the principal value of inflation-linked bonds may be adjusted downward, and as a result the interest payable on these securities (calculated with respect to a smaller principal amount) may be reduced.  Repayment of at least the original face amount of principal upon maturity is guaranteed in the case of TIPS, even during a period of deflation, but may not be guaranteed by other issuers.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.  The current market value of the bonds is not guaranteed and will fluctuate.

The TIPS market is smaller than that of US Treasury securities that are not inflation-linked, and as a result TIPS may be less liquid than other US Treasury securities.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a fund may be forced to liquidate positions when it would not be advantageous to do so.  There is no guarantee that the US Treasury will continue to issue TIPS, which may affect the liquidity and price of outstanding issues.  Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the actual rate of inflation in the price of goods and services.

When-Issued and Forward Commitment Securities.  Each fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices.  In such transactions, instruments are bought with payment and delivery taking place in the future but no later than 120 days after trade date.  No income accrues prior to delivery.  When a fund enters into a when-issued or forward commitment transaction, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) on settlement date.When a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure.

Primary Risks. The value of the security on the delivery date may be less than its purchase price, representing a loss for the fund.  These transactions also involve counterparty risk.  If the other party fails to perform or becomes insolvent, any accrued profits may not be available to a fund.

TIFF Investment Program Statement of Additional Information

Derivative Instruments

A fund may employ other derivatives strategies, such as futures, options on futures, buying and selling options, swaps (including interest rate, currency, total return, index and credit default swaps) and caps, floors and collars related to such swaps.  Derivatives may be used for “hedging,” which means that they may be used when the manager seeks to protect a fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivative strategies also may be used when the manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return.  However derivatives are used, their successful use is not assured and will depend upon the manager’s ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments. Transactions using derivative instruments, including but not limited to put and call options written (sold) by a fund, futures contracts, options on futures contracts and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act.  The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated. Committing a large portion of a fund’s assets to cover positions or for segregation could impede portfolio management or a fund’s ability to meet redemption requests or other current obligations.

Futures Contracts.  Each fund may enter into contracts for the purchase or sale for future delivery (a “futures contract”) of fixed income securities, foreign currencies, or commodities, or based on financial indices including any index of common stocks, US Government securities, foreign government securities, or corporate debt securities.  A fund may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the US Government, such as long-term US Treasury bonds, Treasury notes, GNMA-modified pass-through mortgage-backed securities, and three-month US Treasury bills.  Each fund also may enter into futures contracts based on securities that would be eligible investments for such fund and denominated in currencies other than the US dollar.

US futures contracts have been designed by exchanges that have been designated as “contracts markets” by the CFTC and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market.  Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Futures contracts may be used as both hedging and income-enhancement strategies.  As an example of a hedging transaction, a money manager holding a portfolio of equity securities and anticipating a near-term market decline might sell S&P 500 futures to obtain prompt protection pending an orderly portfolio liquidation.  If the decline occurs, gains on the futures contract will offset at least in part the loss on the portfolio; if the money manager is wrong and the market rises, the loss on the futures contract will offset gains on the portfolio.  The TIP funds may utilize futures without limitation for both hedging and speculative purposes.

TIFF Investment Program Statement of Additional Information

Although futures contracts by their terms call for actual delivery or acquisition of the underlying asset, in most cases the contractual obligation is fulfilled before the date of the contract by entering into an offsetting futures contract with delivery in the same month.  Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, currency or commodity.  Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a fund will incur brokerage fees when it purchases or sells futures contracts.  In accordance with Rule 17f-6 under the 1940 Act and as required by the rules of the CFTC, the funds maintain their margin accounts with the futures commission merchant.  Maintaining the margin account with a futures commission merchant, rather than the funds’ custodian bank, may make it more difficult for a fund to regain possession of the assets in the margin account in the event of the bankruptcy or insolvency of the futures commission merchant.  The provisions of Rule 17f-6, which are included in the funds’ contracts with any futures commission merchant, are designed to mitigate this risk.

At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”).  It is expected that the initial margin on US exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract.  Under certain circumstances, however, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment.  It is also possible that initial margin requirements may be increased in the future by regulators.  An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.”  Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day.

Primary Risks. Futures contracts entail special risks.  Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions related to (1) investors’ obligations to meet additional variation margin requirements, (2) decisions to make or take delivery rather than to enter into offsetting transactions, and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.  The possibility of such distortions means that a correct forecast of general market, foreign exchange rate, or interest rate trends still may not result in a successful transaction.

If predictions about the general direction of market movements, foreign exchange rates, or interest rates are incorrect, a fund’s overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.  For example, if a fund had hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the fund would lose part or all of the benefit of the increased value of its assets that it had hedged because it would have offsetting losses in its futures positions.  In addition, particularly in such situations, if the fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements.  Any such sale of assets may or may not be at increased prices reflecting the rising market.  Consequently, the fund may have to sell assets at a time when it may be disadvantageous to do so.

TIFF Investment Program Statement of Additional Information

A fund’s ability to establish and close out positions in futures contracts and options on futures contracts depends on the existence of a liquid market.  Although a fund typically will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any future date.  If it is not possible to effect a closing transaction in a contract at a satisfactory price, the fund would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option.  In the case of a futures contract that a fund has sold and is unable to close, the fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary up or down from the previous day’s settlement price.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  This situation could potentially persist for several consecutive trading days.

Risks of Foreign Currency Futures Contracts.  Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to futures generally.  In addition, there are risks associated with foreign currency futures contracts similar to those associated with forward contracts on foreign currencies including the risk that the manager may not accurately assess currency exchange changes and the risk of  imperfect correlation with respect to any positions sought to be hedged .  Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency.  Thus, a fund must accept or make delivery of the underlying foreign currency in accordance with any US or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by US residents and may be required to pay any fees, taxes, or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts. The purchase of a put or call option on a futures contract is similar in some respects to the purchase of a put or call on an individual security or currency.  Depending on the option’s price compared to either the price of the futures contract upon which it is based or the price of the underlying asset, it may or may not be less risky than ownership of the futures contract or the underlying assets.  A fund may purchase options on futures contracts for the same purposes as futures contracts themselves, i.e., as a hedging or income-enhancement strategy.

Writing a call option on a futures contract constitutes a partial hedge against declining prices of the underlying asset, which is deliverable upon exercise of the futures contract.  If the futures price at expiration of the option is below the exercise price, a fund will retain the full amount of the option premium, which provides a partial hedge against any decline in the fund’s portfolio holdings.

TIFF Investment Program Statement of Additional Information

Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying asset, which is deliverable upon exercise of the futures contract.  If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the fund intends to purchase.  If a put or call option a fund has written is exercised, the fund will incur a loss that will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.  This is known as correlation risk.

Primary Risks.  The amount of risk a fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs.  In addition to correlation risk, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve additional liquidity risk. The ability to establish and close positions in such options is subject to the maintenance of a liquid secondary market.  Therefore, a fund will not purchase or write options on foreign currency futures contracts unless and until, in TAS’s or the money manager’s opinion, the market for such options has developed sufficiently that the risks of such options are not greater than the risks of the underlying foreign currency futures contracts.  Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential market risk to the fund because the maximum amount at risk is the premium paid for the option (plus transaction costs).  However, there may be circumstances when a position in options on foreign currency futures contracts would result in a loss whereas a position in the underlying futures contract would not, such as when there is no movement in the price of the underlying currency or futures contract.

Options. Each fund may purchase and sell (or write) put and call options on foreign currencies and securities.  Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates.  Put and call options that a fund may purchase or write may be traded on a national securities exchange and in the over-the-counter (OTC) market.

TIFF Investment Program Statement of Additional Information

Options traded on national securities exchanges are within the jurisdiction of the SEC, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default.  Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a fund’s orders regarding closing out open options positions.

Purchasing call and put options. As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the fund may buy call options on underlying instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. The fund also may buy call options on underlying instruments held in its portfolio and on which it has written call options. Unless the price of the underlying investment changes sufficiently, a call option purchased by a fund may expire without any value to the fund, in which case the fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options).  Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.  A fund may buy a put option on an underlying instrument owned by the fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying instrument. Such hedge protection is provided only during the life of the put option when the fund, as the buyer of the put option, is able to sell the underlying instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price.  The fund may also seek to offset a decline in the value of the underlying instrument through appreciation in the value of the put option.  A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when TAS or the money manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.  A fund also may buy put options at a time when it does not own the underlying instrument. By buying put options on an instrument it does not own, the fund seeks to benefit from a decline in the market price of the underlying instrument.

TIFF Investment Program Statement of Additional Information

If a put option that a fund bought were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying instrument remains equal to or greater than the exercise price during the life of the put option, the fund would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs.  In order for the purchase of a put option to be profitable, the market price of the underlying instrument must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is terminated in a closing sale transaction at a price that equals such premium and costs.

Writing call and put options. A fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements.  A fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call option.

When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation.

As the writer of a covered call option, a fund gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value. If the value of the underlying instrument rises above the exercise price of the call option, the instrument may be “called away,” requiring the fund to sell the underlying instrument at the exercise price. The fund will realize a gain or loss from the sale of the underlying instrument depending on whether the exercise price is greater or less than the purchase price of the instrument. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a call option expires unexercised, the fund will realize a gain in the amount of the premium received. If the market price of the underlying instrument decreases, the call option will not be exercised and any hedging benefit of the call option will be limited to the amount of the premium received.

The exercise price of a call option will depend upon the expected price movement of the underlying instrument. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying instrument at the time the option is written.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

TIFF Investment Program Statement of Additional Information

As the writer of an option, a fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) by the fund because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options).  In general, though, options are rarely exercised prior to expiration.  Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a call option, be partially or wholly offset by a decline in the market value of the underlying instrument during the option period. If a call option is exercised, the writer experiences a loss from the sale of the underlying instrument at a price below the then current market price.  If a put option is exercised, the writer experiences a loss as it must fulfill the obligation to buy the underlying instrument at the exercise price, which will exceed the market value of the underlying instrument at that time.

Closing out options (exchange traded options).  As the writer of an option, if the fund wants to terminate its obligation, the fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the fund.  Closing transactions allow the fund to terminate its positions in written and purchased options.  Depending on the market value of those positions, the fund will experience gains or losses.

Effecting a closing transaction in the case of a written call option would allow a fund to write another call option in the underlying instrument with a different exercise price, expiration date or both.  Effecting a closing transaction also allows the cash or proceeds from the sale of any investments subject to the option to be used for other fund investments. If the fund wants to sell a particular security from its portfolio on which it has written a call option, it may effect a closing transaction on the call option prior to or at the same time as the sale of the security.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the fund to buy the option (in the case of purchased options). Increases in the market price of a call option will generally reflect increases in the market price of the underlying instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the fund.

Risks.  The funds’ options investments involve certain risks. The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the fund’s portfolio that is being hedged. In addition, the fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If TAS or the money manager is not successful in using options in managing the fund’s investments, the fund’s performance will be worse than if such strategies had not been employed.

TIFF Investment Program Statement of Additional Information

There can be no assurance that a liquid secondary market on an exchange or in the OTC market will exist for any particular option, or at any particular time, and a fund may have difficulty effecting closing transactions in particular options. Therefore, the fund would have to exercise the options it purchased in order to realize any profit.  Also, the fund could incur transaction costs upon the sale of underlying instruments where a buyer exercises put or call options the fund sold. If a fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying investments at the marked-to-market price during the term of the option.  When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

Options on stock indices. A fund may buy and sell (write) both call and put options on stock indices in order to seek to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the fund. Call and put options on stock indices are similar to options on individual stocks except that, unlike options on securities or other instruments, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market related to the index) rather than price movements in an individual security.  For example, when a fund buys a put option on a stock index, the fund has the right to receive, upon exercise of the option, an amount of cash if the closing price of the underlying stock index is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number.

Successful use by a fund of options on stock indices for hedging purposes will be subject to TAS or the applicable money manager’s ability to predict correctly movements in the direction of the securities markets generally or of a particular segment related to the index. This requires different skills and techniques than predicting changes in the price of individual stocks.  A fund’s ability to effectively use options on stock indices for hedging purposes also depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the fund’s portfolio. To the extent the securities being hedged do not exactly duplicate the components of an index, the correlation will not be perfect. Consequently, the fund bears the risk that the prices of the securities being hedged will not move in the same amount as the stock index. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the option.

Positions in stock index options may be closed out only on a liquid secondary market, usually provided by an exchange. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Consequently, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the fund’s performance.

TIFF Investment Program Statement of Additional Information

Over-the-counter (OTC) options. The funds may buy and sell (write) both put and call OTC options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. The fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the fund originally wrote the option. If a fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying instrument at the marked-to-market price during the term of the option.

Swap Agreements. Generally, swap agreements are contracts between a fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years.  In a basic swap transaction, the fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of value of predetermined underlying instruments.  The notional amount is the set dollar amount or other currency value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.  The parties typically do not actually exchange the notional amount.  Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples are investments in a particular security, at a particular fixed or variable interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  In some cases, such as cross currency swaps, the swap agreement may include the delivery (exchange) of the entire notional value of one designated currency for another designated currency.

TIFF Investment Program Statement of Additional Information

Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments.  The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates.  The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund).  If the swap agreement provides for other than a net basis, the full amount of the fund's obligations will be accrued on a daily basis.

Upon entering into a swap agreement, the fund is usually required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.  Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying security.  Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund.  However, the amount pledged may not always be equal to or more than the amount due to the other party.  Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.  With respect to non-equity transactions, a fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay.

The fund may structure the terms of a swap with a counterparty or a third party so that the fund will be entitled to sell, put, or otherwise terminate the swap contract within no more than seven days’ notice to the counterparty or third party.  If the fund does not negotiate such terms for a particular swap transaction, the transaction may be considered “illiquid,” in which case the value of a fund’s positions underlying the transaction (i.e., the amount, if any, that the fund owes to the swap counter-party, net of the amount that the swap counterparty owes to the fund), plus any collateral posted by the fund with respect thereto will be subject to the fund's limitations on holding illiquid inivestments.

TIFF Investment Program Statement of Additional Information

Risks.  The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the manager correctly to predict which types of investments are likely to produce greater returns.  If the manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the fund will be less than its performance would be if it had not used the swap agreements.

The risk of loss to a fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party.  If the counterparty is obligated to pay the net amount to the fund, the risk of loss to the fund is loss of the net amount that the fund is entitled to receive. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount (which, depending on market conditions, could be substantial).  If the swap agreement involves the exchange of the entire principal value of an investment, the entire principal value of that investment is subject to the risk that the counter party to the swap will default on its contractual delivery obligations.

Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be illiquid and, therefore, subject to the fund’s limitation on investments in illiquid securities.  If a swap transaction is particularly large or if the relevant market is illiquid, a fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.  Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. However, the swap markets have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market. Many swap agreements entail complex terms and are often valued subjectively.

If a fund enters into a swap agreement that is not traded on an exchange, the fund would not be as protected as participants in transactions on organized exchanges are. In such cases, the performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement. No limitations on daily price movements or speculative position limits apply to swap transactions that are not traded on exchanges. Counterparties may, however, limit the size or duration of a swap agreement with the fund as a consequence of credit considerations.  A fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty.  In such an event, the fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the fund’s rights as a creditor.  If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.  TAS or the fund’s money manager will only approve a swap agreement counterparty for a fund if TAS or the applicable money manager deems the counterparty to be creditworthy.

TIFF Investment Program Statement of Additional Information

Certain Internal Revenue Service positions may limit a fund’s ability to use swap agreements in a desired tax strategy.  In addition, as a result of recent market events, there are currently several proposals being considered to regulate OTC derivatives, particularly credit default swaps. It is not known at this time whether or not any such proposals will be adopted or, if adopted, what effect they may have on portfolio management strategies used by the funds. It is possible that developments in the swap markets and/or the laws relating to swap agreements (including tax laws), including potential government regulation, could adversely affect the funds’ ability to benefit from using swap agreements.

Depending on their structure, swap agreements may increase or decrease a fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security.  In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Credit default swaps.  A fund may be a buyer or seller of credit default swaps.  The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation.  Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation.  The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation.  If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing.  The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

A fund may buy credit default swaps in order to try to hedge against a decline in the value of its portfolio debt securities due to a credit event.  By selling a credit default swap, the fund will receive periodic payments but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer.  A fund may also sell credit default swaps in order to gain exposure that is similar to owning the reference debt obligation.  As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total assets, the fund would be subject to the risk that there would be a credit event and the fund would have to make a substantial payment.

Interest rate swaps.  An interest rate swap is an agreement between two parties to exchange interest payments.  Typically, one interest rate is fixed to maturity while the other interest rate changes in accordance with changes in a designated interest rate benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks).  By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to hedge interest rate risk. Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money.  Payments of the notional amount of the swap agreement generally are not exchanged.  In addition, interest rate swaps generally do not involve the delivery of securities, other underlying assets, or principal amounts.  Accordingly, barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

Interest rate swap transactions generally require the participation of an intermediary, frequently a bank. For example, the first entity, which holds a fixed-rate obligation, transfers the obligation to the intermediary. The first entity is then obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with the second entity, which holds a floating-rate obligation that substantially mirrors the obligation desired by the first entity.  In return for assuming the fixed-rate obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees.  Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved.  An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

TIFF Investment Program Statement of Additional Information

Currency swaps.  A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential among them.  For example, a currency swap may involve the exchange of payments in a foreign currency for payments in U.S. dollars. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies.  In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A fund may also enter into currency swaps on a net basis, which means the two different currency payment streams are converted and netted out to a single cash payment in just one of the currencies.

For example, a fund may use a currency swap to hedge the interest payments and principal amount of a debt obligation denominated in a foreign currency by entering into a cross currency swap whereby the fund would make payments in the foreign currency and receive payments in US dollars. Or, the fund may utilize a currency swap to gain exposure to foreign currencies and foreign interest rates by making payments in US dollars and receiving payments in foreign currency.

Because currency control is of great importance to issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations.  These actions could also have an adverse effect on the fund’s swap transactions or cause the fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Commodity Swaps. MAF may enter into commodity swap contracts to gain exposure to commodity markets without owning or taking physical custody of commodities.  Commodity swaps may also be used for hedging purposes or to seek to increase total return. A fund's ability to use commodity swaps may be limited by applicable federal tax rules, including because of the character of the income that may be earned by the fund. Some commodity swaps may generate income that would not be considered "qualified income" for purposes of a fund's qualifying as a "regulated investment company" under the Internal Revenue Code.

TIFF Investment Program Statement of Additional Information

Other Instruments

Convertible Securities.  A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price into a certain quantity of the common stock of the same or a different issuer.  Through their conversion feature, these securities provide an opportunity to participate in advances in the price of the common stock into which the security may be converted.

Primary Risks.  A convertible security entails market risk in that its market value depends in part on the price of the underlying common stock. Convertible securities also entail greater credit risk than the issuer’s non-convertible senior debt securities to which they are usually subordinated.

Illiquid and Restricted Securities. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the fund within seven days of the date of the decision to sell them.  They may include:

1.	OTC options;

2.	repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days;

3.	loan participations;

4.	securities without readily available market quotations, including interests in private commingled investment vehicles in which a fund might invest;

5.	certain swap transactions; and

6.	certain restricted securities.

Primary Risks.  Due to the absence of an organized market for such securities, the market value of illiquid securities used in calculating fund net asset values for purchases and redemptions can diverge substantially from their true value.  Illiquid securities are generally subject to legal or contractual restrictions on resale, and their forced liquidation to meet redemption requests could produce substantial losses.

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities.  Therefore, each fund’s investment policy states that typically it will not purchase or sell OTC options if, as a result of such transaction, the sum of (1) the market value of OTC options currently outstanding held by the fund, (2) the market value of the underlying securities covered by OTC call options currently outstanding sold by the fund, and (3) margin deposits on the fund’s existing OTC options on futures contracts exceeds 15% of the net assets of the fund, taken at market value, together with all other assets of the fund that are considered illiquid.

TIFF Investment Program Statement of Additional Information

This policy as to OTC options is not a fundamental policy of the funds and may be amended by the directors of TIP without the approval of TIP’s or a fund’s members. However, TIP will not change or modify this policy prior to a change or modification by the SEC staff of its position.

Commingled Investment Vehicles

The funds may, subject to limitations, invest a portion of their assets in securities issued by other commingled investment vehicles (“CIVs”).

Other Registered Investment Companies. A fund may invest in the shares of another registered investment company, including open-end mutual funds, exchange-traded funds (ETFs), and closed-end funds, to the maximum amount permitted by law, or any relevant SEC exemptive relief, rule, or interpretation and the fund’s non-fundamental investment restrictions and policies.  The funds will make such purchases only when no commission or profit beyond the customary broker’s commission results.  As a shareholder in a registered investment company, the fund will bear its ratable share of that investment company’s expenses, including its advisory and administration fees.

ETFs are registered investment companies that are traded, like individual stocks, on an exchange.  They represent baskets of securities that usually seek to track the performance of certain indices, although certain new ETFs may also be actively managed.  The indices include broad-market indices as well as more specific indices, including those relating to particular sectors, countries, and regions.  A fund may purchase or sell short ETF shares as an alternative to futures contracts, i.e., to obtain or reduce exposure to all or a portion of a securities market while maintaining flexibility to meet its liquidity needs.

Investments in closed-end funds may involve the payment of premiums above the net asset value of the issuers’ portfolio securities.  These investments are subject to limitations under the 1940 Act and are constrained by market availability (e.g., closed-end investment companies do not offer to redeem their shares directly; they trade on the secondary market).  The funds do not intend to invest in such investment companies unless, in TAS’s judgment, the potential benefits of such investments justify the payment of any applicable premium or commission.  For instance, due to restrictions on direct investment by foreign entities in certain emerging market countries, purchasing shares of other investment companies may be the most practical or only manner in which the funds can invest in these markets.

Private Investment Funds. TAS may invest a portion of a fund’s assets in securities issued by private investment funds.  For example, TAS might elect to invest a portion of a fund’s assets in an investment partnership whose manager TAS believes is especially skillful, but which is closed to new separate accounts, is unwilling to manage assets directly on a fund’s behalf, or whose services can be purchased indirectly at a lower cost by investment in securities issued by an existing partnership or other commingled investment vehicle.  Investment by a fund in the securities of a private investment company is not subject to the limitation imposed on shares held by a fund in other registered investment companies but is subject to the 15% limitation on illiquid securities.  The securities of a private investment company are generally illiquid, but may be deemed liquid in accordance with procedures approved by the TIP Board.

TIFF Investment Program Statement of Additional Information

Primary Risks. Funds that invest in a CIV bear their ratable share of expenses of the underlying CIV and are subject to management fees, including performance based fees typical in private investment funds.  These fees are reflected performance of the CIV.  Because performance fees are based on the CIV’s performance, not the TIP fund’s, the TIP fund may pay performance fees even during a period when the TIP fund has a negative return.  In addition, ETFs  and closed-end funds are subject to the following risks that do not apply to conventional open-end mutual funds: (1) the market  price of the ETF’s shares may trade at a discount to the value of its underlying holdings;  (2) an active  trading market for an ETF’s shares may not develop or be maintained;  and (3)  trading in an ETF’s  shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit  breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Portfolio Holdings Information

The TIP Board has adopted a policy governing the disclosure of a TIP fund’s holdings of portfolio securities (“Portfolio Holdings Information”).  For purposes of this policy, “Portfolio Holdings Information” does not include information about a TIP fund’s derivative positions or “Analytical Information.”  Analytical Information generally includes, without limitation, aggregate, composite or descriptive information relating to a TIP fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading likely to have a material adverse effect on the TIP fund. As a general matter, it is the policy of TIP that no current or potential member or any third party shall be provided Portfolio Holdings Information on a preferential basis.  The policy provides limited exceptions for the release of the information that reflect the legitimate business purposes of TIP, including the fact that the members of TIP are institutional investors that may have a need for Portfolio Holdings Information to assist them in their asset allocation decisions.  The policy is designed to accommodate this goal in a manner that treats members equally and protects the members from the improper release of Portfolio Holdings Information.

The policy applies to officers and directors of TIP as well as employees of TIP’s investment adviser, money managers, administrator, principal underwriter, and other service providers to TIP (each a “Service Provider” and together the “Service Providers”) who in the ordinary course of their activities come into possession of Portfolio Holdings Information of TIP.

TIFF Investment Program Statement of Additional Information

A TIP fund’s Portfolio Holdings Information shall be released only: (i) as required by applicable laws, rules, or regulations, including in shareholder reports, reports on Forms N-CSR and N-Q, or other such filings as may be required; (ii) on its website, updated monthly and accessible to all members equally, generally no earlier than the seventh business day after such month’s end; and (iii) pursuant to the policy.

In limited instances, it may be appropriate for a TIP fund to selectively disclose its Portfolio Holdings Information prior to public dissemination of such information.  The release of Portfolio Holdings Information with respect to a TIP fund to selected third parties in advance of its release to all members or the general public is permissible only when: (i) the TIP fund has a legitimate business purpose for the release of the information, such as, but not limited to, release to an approved Service Provider to a TIP fund or other legitimate business purposes as determined by the TIP CCO ; (ii) it is in the best interests of the TIP fund’s members to release the information; (iii) the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed Confidentiality Agreement (which includes a duty not to trade on the information); and (iv) the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or TIP or TAS’s fiduciary duties.

Brokerage Direction and Other Practices

The debt securities in which TIP invests are traded primarily in the OTC market by dealers who usually are acting as principals for their own accounts.  On occasion, securities may be purchased directly from the issuer.  The cost of securities purchased from underwriters includes an underwriting commission or concession.  Debt securities are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes.  The cost of executing transactions consists primarily of dealer spreads.  The spread is not included in the expenses of a fund and therefore is not subject to any expense cap; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of the transaction, will decrease the total return of the fund.  However, a fund will buy one asset and sell another only if TAS or the money managers believe it is advantageous to do so after considering the effects of the additional custodial charges and the spread on the fund’s total return.

Since costs associated with transactions in foreign securities are usually higher than costs associated with transactions in domestic securities, the funds’ operating expense ratios may be expected to be higher than those of an investment company investing exclusively in domestic securities.

The selection of a broker or dealer to execute portfolio transactions for the funds is usually made by a money manager.  TAS requires that each money manager seek to achieve best execution when executing portfolio transactions for the funds and that each money manager’s compliance program include an appropriate best execution policy.  In executing portfolio transactions and selecting brokers or dealers, the principal objective therefore is to seek best execution (the best overall terms available to the fund under the circumstances), subject to specific directions from TIP or TAS.  Securities ordinarily are purchased in their primary markets, and a money manager will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including:

1.	the breadth of the market in the security,
2.	the price of the security,
3.	the financial condition and execution capability of the broker or dealer, and
4.	the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers or dealers TAS and the money managers are authorized to consider the “brokerage and research services,” as defined in Section 28(e) of the Securities Exchange Act of 1934, provided to the funds, to TAS, or to the money manager.  TAS and the money managers may cause the funds to pay a commission to a broker or dealer who provides such brokerage and research services which is in excess of the commission another broker or dealer would have charged for effecting the transaction.  TIP, TAS, or the money manager, as appropriate, must determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided.  Reasonableness will be viewed in terms of that particular transaction or in terms of all the accounts over which TAS or the money manager exercises investment discretion.  Notwithstanding the foregoing, TAS generally disfavors soft dollar practices (defined as the receipt by TAS from a broker-dealer of research or other products or services produced by third-parties in exchange for the direction by TAS of client brokerage transactions to such broker-dealer and the payment by TAS for any service, whether or not research-related, through the use of soft dollars).  Accordingly, TAS will not engage in soft dollar practice for its own account or for the benefit of any of its affiliates (including the funds) in portfolio transactions that it executes directly on behalf of the funds.  Money managers are not precluded from engaging in soft dollar practices, although TAS requires that they comply with the requirements of Section 28(e) of the Securities Exchange Act of 1934 and applicable SEC guidance regarding the use of soft dollars and that each money manager’s compliance program include an appropriate soft dollar policy.

TAS’s investment staff and operations staff use reasonable due diligence in selecting counterparties used by TAS to effect securities transactions for the funds, including broker-dealers, prime brokers, futures commission merchants, and counterparties for OTC derivative transactions such as non-listed options, swaps, and structured notes.

In selecting counterparties to effect securities transactions for the funds, TAS’s investment staff may consider, among other factors they deem appropriate:  (i) each fund’s exposure to counterparties; (ii) the funds’ overall exposure to counterparties; (iii) a counterparty’s creditworthiness and financial condition; (iv) the regulatory environment in which a counterparty operates; (v) their previous experience with a counterparty; (vi) whether a counterparty has the professional capability to provide the service for the particular type of security; and (vii) the ability of a counterparty to provide an appropriate level of services to TAS in light of TAS’s business needs, including operational and settlement matters.  With respect to the selection of broker-dealers and other counterparties (including futures commission merchants) and in effecting portfolio transactions with them, TAS’s primary consideration is to seek to obtain “best execution” (as discussed below).

TIFF Investment Program Statement of Additional Information

Situations in which TAS directly selects broker-dealers and other counterparties include (1) the TIFF Short-Term-Fund (which currently is managed directly by TAS without any underlying money managers), and (2) the purchase and sale for the funds of securities and other instruments managed directly by TAS rather than through an external money manager, such as ETFs, derivatives, and Treasury obligations. TAS will select broker-dealers to execute such transactions on behalf of its clients. TAS’s objective in selecting broker-dealers and other counterparties (including futures commission merchants) and in effecting portfolio transactions with them is to seek to obtain the most favorable execution under the circumstances with respect to its accounts’ portfolio transactions (defined as “best execution”).  The best net price, giving effect to brokerage commissions (if applicable), spreads, and other costs, is normally an important factor in this decision, but a number of other judgmental factors are considered as they are deemed relevant and the best net price may be outweighed by one or more of these other factors.  The factors may include, but are not limited to: TAS’s knowledge of negotiated commission rates and spreads currently available (if applicable); the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance, and settlement capabilities, including its systems, facilities, and record-keeping, as well as the reputation and financial stability of the counterparty selected and others which are considered; TAS’s knowledge of actual or apparent operational or compliance problems of any counterparty; the counterparty’s execution services rendered on a continuing basis and in other transactions and its experience in handling similar transactions; the reasonableness of any applicable spreads or commissions; or such other factors as TAS may determine to be relevant from time to time.

TAS will endeavor to be aware of current charges of broker-dealers and to incur expenses for effecting portfolio transactions to the extent consistent with the interests and policies of the funds.  However, TAS will not select broker-dealers for the funds solely on the basis of “posted” commission rates or other execution costs nor always seek in advance competitive bidding for the most favorable commission rate or other execution cost applicable to any particular portfolio transaction.  Although TAS generally seeks competitive commission rates and other execution costs, it will not necessarily pay the lowest commission or commission equivalent.  Transactions of the type that TAS directs may involve specialized services on the part of the broker-dealer involved resulting in higher commissions or their equivalents than would be the case with transactions requiring more routine services.

TIFF Investment Program Statement of Additional Information

For each year ended December 31, the funds paid brokerage commissions as follows:

	2008	2007	2006
Multi-Asset	$1,307,893*	$1,094,862	$911,928
International Equity	$133,862	$135,416	$192,523
US Equity	$138,844	$118,627	$146,271
Short-Term	$0	$0	$0

*This number materially increased from 2007 due to an increase in portfolio turnover.

The following chart shows the value of TIP’s aggregate holdings of securities by issuer of TIP’s regular brokers or dealers (as defined in the 1940 Act) as of December 31, 2008.

TIFF Multi-Asset Fund
State Street Bank and Trust Company	$128,861,706
Bear Stearns and Co., Inc.	$3,265,835
Citigroup, Inc.	$3,133,501
UBS AG	$1,685,950
Morgan Stanley and Co., Inc.	$788,626
BNP Capital Markets	$618,828
Merrill Lynch and Co., Inc.	$512,299
Barclays Bank plc	$462,560
Goldman Sachs and Co.	$312,243
Deutsche Bank AG	$132,157

TIFF International Equity Fund
State Street Bank and Trust Company	$7,169,179
BNP Capital Markets	$331,224
UBS AG	$298,604
Barclays Bank plc	$234,521

TIFF US Equity Fund
State Street Bank and Trust Company	$3,666,849
Goldman Sachs and Co.	$295,365

TIFF Short-Term Fund
State Street Bank and Trust Company	$2,864,175

Tax Considerations

The following summary of tax consequences does not purport to be complete.  It is based on US federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company. Each fund intends to continue to qualify annually and elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  To qualify as a RIC, a fund must, among other things:

TIFF Investment Program Statement of Additional Information

1.
derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income from certain publicly traded partnerships or other income (including but not limited to gains from options, futures, or forward contracts) derived from its business of investing in securities or foreign currencies (the “Qualifying Income Requirement”);

2.	diversify its holdings so that at the end of each quarter of the fund’s taxable year:
(a)
at least 50% of the market value of the fund’s assets is represented by cash and cash items (including receivables), US Government securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and

(b)
not more than 25% of the value of the fund’s total assets is invested in (other than US Government securities or the securities of other RICs) the securities of any one issuer, or in two or more “controlled” issuers in the same or similar trades or business, or in certain publicly traded partnerships; and

3.
distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any.

The US Treasury Department has authority to promulgate regulations pursuant to which gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC’s principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement.  To date, such regulations have not been promulgated.

If, for any taxable year, a fund does not qualify as a RIC, all of its taxable income will be taxed to the fund at corporate rates.  For each taxable year that the fund qualifies as a RIC, it generally will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its members.  In addition, to avoid a non-deductible 4% federal excise tax, the fund must distribute during each calendar year at least 98% of its ordinary income (not taking into account any capital gains or losses) determined on a calendar year basis, at least 98% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years. The fund intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional shares of the fund unless a member requests such distributions to be paid in cash. The fund will monitor its compliance with all of the rules set forth above.

Tax Treatment of Distributions.  This discussion of the tax treatment of distributions is generally applicable with respect to members who are subject to income taxation. Dividends paid out of the fund’s investment company taxable income will be taxable to the fund’s members as ordinary income.  For corporate members, the portion of a fund’s income that consists of dividends from domestic (U.S.) corporations, may qualify for the corporate dividends-received deduction (assuming that the deduction is otherwise allowable in computing a member’s federal income tax liability). For individual members, the portion of a fund’s income that consists of dividends from domestic (U.S.) and qualifying foreign corporations may be qualified dividend income eligible for taxation at long-term capital gain rates as discussed below.  Distributions of any net capital gains designated by the fund as capital gain dividends will generally be taxable to the members as long-term capital gains, regardless of how long they have held their fund shares, and are not eligible for the corporate dividends-received deduction.  Members receiving distributions in the form of additional shares, rather than cash, will have a cash basis in each such share equal to the net asset value of a share of the fund on the reinvestment date.

TIFF Investment Program Statement of Additional Information

A distribution of an amount in excess of a fund’s current and accumulated earnings and profits will be treated by a member as a return of capital which is applied against and reduces the member’s basis in its fund shares.  To the extent that the amount of any such distribution exceeds the member’s basis in its fund shares, the excess will be treated as gain from a sale or exchange of the shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a fund in October, November, or December with a record date in such a month and paid by the fund during January of the following calendar year.  Such distributions will be taxable to members in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received.  Each fund will inform members of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales of shares and on certain qualifying dividend income.  The rate reductions do not apply to corporate taxpayers or to foreign shareholders.  Each fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the fund that would be eligible for the lower maximum rate.  A member would also have to satisfy a more than 60-day holding period requirement with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates.  Further, because many companies in which the fund invests do not pay significant dividends on their shares, the fund may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Tax Treatment of Share Sales.  This discussion of the tax treatment of shares sales is generally applicable with respect to members who are subject to income taxation. Upon the sale or other disposition of shares of a fund or upon receipt of a distribution in complete liquidation of a fund, a member usually will realize a capital gain or loss which will be long term or short term, depending upon the member’s holding period for the shares.  Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by the member on a disposition of fund shares held by the member for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the member with respect to such shares.

TIFF Investment Program Statement of Additional Information

Tax Treatment of Zero Coupon Securities.  Investments by a fund in zero coupon securities will result in income to the fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held.  This is the case even though the fund receives no cash interest payments.  This income is included in determining the amount of income which the fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Tax Treatment of Hedging Transactions.  The taxation of equity options and OTC options on debt securities is governed by the Code section 1234.

Option Sales. The premium received by a fund for selling a put or call option is not included in income at the time of receipt.  If the option expires, the premium is a short-term capital gain to the fund.  If the fund enters into a closing transaction, the difference between the amount paid to close its position and the premium received is a short-term capital gain or loss.  If a call option written by a fund is exercised, thereby requiring the fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security, and any resulting gain or loss will be a capital gain or loss and will be long term or short term depending upon the holding period of the security.

Option Purchases.  With respect to a put or call option purchased by a fund, if the option is sold, any resulting gain or loss will be a capital gain or loss and will be long term or short term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long term or short term, depending upon the holding period of the option.  If the option is exercised, the premium, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which a fund may invest are “section 1256 contracts.”  Gains and losses on section 1256 contracts are usually treated as 60% long-term and 40% short-term capital gains or losses (“60/40 treatment”) regardless of the fund’s actual holding period for the contract.  Also, a section 1256 contract held by a fund at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day (“mark to market treatment”), and any deemed gain or loss on the contract is subject to 60/40 treatment.  Foreign currency gains or losses (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

TIFF Investment Program Statement of Additional Information

A fund’s hedging transactions may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the fund.  In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the tax year in which such losses are realized.  Further, a fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle.  Because only a few regulations pertaining to the straddle rules have been implemented, the tax consequences to the funds for engaging in hedging transactions are not entirely clear.  Hedging transactions may increase the amount of short-term capital gain realized by the funds which is taxed as ordinary income when distributed to members.

A fund may make one or more of the elections available under the Code that are applicable to straddles.  If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under some of the elections may accelerate the recognition of gains or losses from the affected straddle positions.  As a result, the amount of fund income distributed to members and taxed to them as ordinary income or long-term capital gains may be greater or lesser as compared to the amount distributed by a fund that did not engage in such hedging transactions.

Tax Treatment of Swaps  A fund may enter into interest rate, currency, total return, credit default, commodity and index swaps and related caps, floors, and collars.  A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.  Generally, swaps are treated as notional principal contracts for federal income tax purposes. Payments received on notional principal contracts are taxable as either periodic, nonperiodic or termination payments.  A periodic payment is a payment made or received pursuant to a notional principal contract that is payable at intervals of one year or less during the entire term of the contract. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a termination payment; a nonperiodic payment may be contingent or noncontingent.  A termination payment is a payment made or received to extinguish or assign all or a proportionate part of the remaining rights and obligations of any party under a notional principal contract.  Periodic and nonperiodic payments made or received are ordinary income or deduction.   All taxpayers regardless of method of accounting must recognize the ratable daily portion of periodic and nonperiodic payments for the taxable year to which the portion relates.  Proposed regulations issued under Code section 1234A provide capital gain treatment for termination payments;  however, any nonperiodic payments made at the maturity of a notional principal contract are not termination payments. Certain requirements that must be met under the Code in order for a fund to qualify as a regulated investment company may limit the extent to which a fund will be able to engage in swaps.  A swap may be an offsetting position in a “straddle” or result in a “constructive sale of an appreciated financial position.”

Tax Treatment of Short Sales.  A fund will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender.  Pursuant to Code section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain regardless of the period for which the fund held the security used to close the short sale.

Constructive Sales.  Under certain circumstances, a fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract, or other transaction that substantially reduces the risk of loss with respect to the appreciated position.  In that event, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the fund’s holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund’s holding period and the application of various loss deferral provisions of the Code.  Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year if certain conditions are met.

Tax Treatment of Partnership Investments.  The current position of the Internal Revenue Service generally is to treat a RIC, i.e., each fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner in applying the Qualifying Income Requirement and the asset diversification requirements set forth above for RICs.  These requirements may limit the extent to which the funds may invest in partnerships, especially in the case of partnerships which do not primarily invest in a diversified portfolio of stocks and securities.  Net income from certain qualified publicly traded partnerships is Qualifying Income.

TIFF Investment Program Statement of Additional Information

Tax Treatment of Foreign Currency-Related Transactions.  Gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues receivables or payables denominated in a foreign currency and the time the fund actually collects such receivables or pays such payables typically are treated as ordinary income or ordinary loss.  Similarly, on disposition of certain options, futures and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies (PFIC).  If a fund invests in stock of certain foreign investment companies, the fund may be subject to US federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock.  The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the fund’s holding period for the stock.  The distribution or gain so allocated to any tax year of the fund, other than the tax year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock.  Any amount of distribution or gain allocated to the tax year of the distribution or disposition would be included in the fund’s investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its members.

In lieu of being taxable in the manner described above, each fund may be able to make an election to include annually in income its pro rata share of the ordinary earnings and net capital gain of any foreign investment company in which it invests, regardless of whether it actually received any distributions from the foreign company.  These amounts would be included in the fund’s investment company taxable income and net capital gain which, to the extent distributed by the fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the fund.  In order to make this election, a fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain.  Alternatively, a fund may be able to elect to mark to market the fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.  There can be no assurance that a fund will be able to make the above elections and a fund may possibly incur tax from investments in PFIC shares.

Foreign Withholding Taxes.  Fund income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  If more than 50% of the value of a fund’s total assets at the close of its tax year consists of securities of foreign corporations, the fund will be eligible and may elect to “pass through” to the fund’s members the amount of foreign taxes paid by the fund.  Pursuant to this election, a member will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the fund and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its US federal income tax liability, subject to limitations.  Each member will be notified within 60 days after the close of the fund’s tax year whether the foreign taxes paid by the fund will “pass through” for that year.  With the possible exceptions of MAF and IEF, it is not anticipated that the funds will be eligible to make this “pass-through” election.  If a fund is not eligible to make the election to “pass through” to its members its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income, and distributions by the fund will be treated as US source income.

TIFF Investment Program Statement of Additional Information

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the member’s US tax attributable to its foreign source taxable income.  For this purpose, if the pass-through election is made, the source of the fund’s income flows through to its members.  With respect to the funds, gains from the sale of securities will be treated as derived from US sources, and certain currency fluctuation gains (including fluctuation gains from foreign currency-denominated debt securities, receivables and payables) will be treated as ordinary income derived from US sources.  The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the funds.  Members who are not liable for federal income taxes other than the excise tax applicable to the net investment income of private non-profits will not be affected by any such “pass through” of foreign tax credits.

Debt-Financed Shares.  If a member that is exempt from federal income taxation under Code section 501(a) incurs indebtedness in connection with, or as a result of, its acquisition of fund shares, the shares may be treated as “debt-financed property” under the Code.  In such event, part of all of any income or gain derived from the member’s investment in those shares could constitute “unrelated business taxable income.”  Unrelated business taxable income in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T.

Backup Withholding.  A fund may be required to withhold US federal income tax at the rate of 28% of all amounts distributed or deemed to be distributed as a result of the automatic reinvestment by the fund of its income and gains in additional shares of the fund, and all redemption payments made to members who:

1.	fail to provide the fund with their correct taxpayer identification numbers,
2.	fail to make required certifications, or
3.	who have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax.  Any amounts withheld will be credited against a member’s US federal income tax liability.  Corporate members and certain other members (including organizations exempt from federal income taxation under Code section 501(a)) are exempt from such backup withholding.

TIFF Investment Program Statement of Additional Information

Investment in Taxable Mortgage Pools (Excess Inclusion Income).  A fund may invest in U.S. REITs  that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice recently issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  While the funds’ manager does not intend on behalf of the funds to invest in U.S. REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a fund will not allocate to shareholders excess inclusion income.

The funds are awaiting further guidance from the IRS on how these rules are to be implemented.   These rules are potentially applicable to a fund that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT.  It is unlikely that these rules will apply to a fund with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a fund’s receipt and distribution of excess inclusion income.

State, Local and Foreign Tax Considerations.  A fund may be subject to state, local, or foreign taxes in any jurisdiction in which the fund may be deemed to be doing business.  In addition, members of a fund may be subject to state, local, or foreign taxes on distributions from the fund.  In many states, fund distributions which are derived from interest on certain US Government obligations may be exempt from taxation.

Foreign Investors.  Fund shares are generally not sold outside the United States. Foreign investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to any investment in the Fund.

TIFF Investment Program Statement of Additional Information

This discussion of “Tax Considerations” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  Members should consult their own tax advisors regarding their particular circumstances before making an investment in a fund.

Member Information

Member Account Records.  State Street, TIP’s transfer agent, maintains an account for each member upon which the registration and transfer of shares are recorded.  Any transfers are reflected by bookkeeping entry, without physical delivery.  Certificates representing shares of a particular fund normally will not be issued to members.  Written confirmations of purchases or redemptions are mailed to each member.  Members also receive monthly account statements, which reflect share balances, as well as transaction activity for the period.

Requests That Must Be in Writing.  TIP will require that a member provide requests in writing from an authorized person accompanied by a valid original signature guarantee by a qualified institution when changing certain information in an account, including wiring instructions.  TIP, TAS, and State Street will not be responsible for confirming the validity of written requests.

Initial Investment. Organizations seeking to invest through TIP must complete an account application, available through TAS.  Members must also submit proof of their tax exempt status or other documentation as may be requested to document the organization’s eligibility to invest.  The completed application and all requested information is submitted to TAS for acceptance before funds are wired to TIP.  Detailed wiring instructions are provided on the account application.  Certain members may from time to time have the need for multiple TIP accounts (in the same name and tax identification number) for administrative or other purposes, referred to as “sub-accounts.”  Members wishing to establish sub-accounts should contact TIFF Member Services for additional information due to certain restrictions in place such as the permissible number of sub-accounts and minimum investment requirements.

Eligibility Information.  In addition to the eligibility criteria described in the Prospectus, because of the nature of performance fee arrangements utilized by MAF, IEF, and USEF, shares of these funds are available only to members that invest at least $750,000 in the TIP funds, and have a net worth in excess of $1.5 million, or otherwise meet the requirements of Rule 205-3 of the Investment Advisers Act of 1940, and continue to meet this eligibility requirement at the time of any subsequent investment in the TIP funds.

Subsequent Investments.  Organizations may make additional purchases in existing accounts or increase the number of funds in which they invest.  Restrictions may apply to subsequent investments into sub-accounts such as minimum investment requirements.  To ensure that the transaction can occur on the date preferred by the organization, TAS should be provided with as much advance notice as possible.  Under certain circumstances, TAS may ask a member organization to verify or supplement the information in the account application that is on file.

TIFF Investment Program Statement of Additional Information

Additional Redemption Options. Members wishing to adopt a fixed dollar amount or percentage redemption should contact TAS to arrange for such specific redemptions.

Member Voting Rights and Procedures.  Each member has one vote in director elections and on other matters submitted to members for their vote for each dollar of net asset value held by the member.  Matters to be acted upon affecting a particular fund, including approval of the advisory agreements with TAS and the submission of changes of fundamental investment policies of a fund, will require the affirmative vote of a majority of the member votes of the fund (as provided in the 1940 Act) cast at a meeting at which a quorum is present.  The election of TIP’s Board is voted upon by members on a TIP-wide basis.  TIP is not required to hold annual member meetings.  Member approval will be sought only for certain changes in TIP’s or a fund’s operation and for the election of directors under certain circumstances.  Members may remove directors at a special meeting.  A special meeting of TIP shall be called by the directors upon written request of members holding at least 10% of the votes entitled to be cast at such meeting.

Financial Reports.  Members receive semi-annual unaudited financial statements and annual audited financial statements.  Members may also receive additional reports concerning TIP or its money managers from TAS.

Determination of Net Asset Value

Business Days.  Currently, there are 11 holidays during the year which are not business days:  New Year’s Day, Dr. Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.  TIP will not accept purchase or redemption orders on these holidays, or on any other day the New York Stock Exchange (“NYSE”) and/or the Federal Reserve Bank of New York are closed, or the funds are closed as permitted or ordered by the SEC.

Net Asset Value.  The net asset value (“NAV”) per share is determined by dividing the total market value of each fund’s investments and other assets, less any liabilities, by the total number of outstanding shares and adjusting to the nearest cent.  Net asset value per share is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day of the funds.  NAV may be calculated earlier if trading on the NYSE is restricted, the Federal Reserve Bank of New York closes, or as permitted by the SEC.

TIFF Investment Program Statement of Additional Information

Calculating an Individual Security’s Value.  Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a daily fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into US dollars at the mean price of such currencies against US dollars as provided by an independent pricing supplier.

Additional Service Providers

Administrator. State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, MA 02111, serves as the custodian, administrator, and transfer agent.  As custodian, State Street may employ sub-custodians outside the United States.

Futures Contract Custodian.  Goldman Sachs & Co. (“Goldman”), 85 Broad Street, New York, New York 10004, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act.  This relationship was established in 2008 and Goldman receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

Bear, Stearns Securities Corp. (“Bear”), 2 Broadway, New York, New York 10004, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act.  This relationship was established in 2006 and Bear receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

Barclays Capital, Inc. (“Barclays”), 200 Park Avenue, New York, New York 10166, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act.  This relationship was established in 2008 and Barclays receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

Legal Counsel.  Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, is TIP’s legal counsel, for which it is compensated directly by TIP.

Independent Registered Public Accounting Firm. Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as TIP’s independent registered public accounting firm.

TIFF Investment Program Statement of Additional Information

Financial Statements

The funds’ audited Financial Statements, including the Financial Highlights, for the year ended December 31, 2008, appearing in the Annual Report to members and the report thereon of Ernst & Young LLP, independent registered public accounting firm, appearing therein, are hereby incorporated by reference in this SAI.

Description of Indices

Overview.  This describes the various indices referenced in the Prospectus and SAI.  The indices described below will be used to gauge the performance of individual funds and individual money managers, with certain money managers’ fees tied directly to the money managers’ returns relative to the returns produced by their respective indices (hereinafter referred to as “benchmarks”).  The following information with respect to each index has been supplied by the respective preparer of the index or has been obtained from other publicly available information.

Explanation of How Indices Will Be Used.  The following below denotes the indice relevant to those money managers whose compensation will be tied to their relative performance.  As shown, in some cases the money managers have comparative indices different than the overall benchmark of the funds that employ them.

Fund/Money Manager	Index

TIFF Multi-Asset Fund	CPI + 5% and Constructed Index (described in Prospectus)
Aronson+Johnson+Ortiz LP	S&P 500 Index
Brookfield Redding LLC	MSCI US REIT Index
Marathon Asset Management, LLP	MSCI All Country World Index
Shapiro Capital Management LLC	Russell 2000 Index
Smith Breeden Associates, Inc.	Citigroup 10-year US Treasury Index and 10-year ex Treasury Inflation Protected Securities
Westport Asset Management, Inc.	Russell 2000 Index

TIFF International Equity Fund	MSCI All Country World Index ex US
Marathon Asset Management, LLP	MSCI All Country World Index ex US

TIFF US Equity Fund	Wilshire 5000 Total Market Index*
Aronson+Johnson+Ortiz LP	S&P 500 Index
Shapiro Capital Management LLC	Russell 2000 Index
Westport Asset Management, Inc.	Russell 2000 Index

TIFF Short-Term Fund	Merrill Lynch US 6-Month Treasury Bill Index
Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points

The intent of performance-based fee arrangements entailing benchmarks that are narrower than the overall benchmark for the fund employing such arrangements is to compensate managers fairly based on their performance relative to benchmarks that reflect adequately their particular focus and investment disciplines.  For example, although USEF’s overall benchmark is the Wilshire 5000 Total Market Index, the fund’s large cap specialist may invest substantially all of its segment of the fund in such securities that are significantly larger in market capitalization than the Wilshire 5000 Total Market Index average, and it is both fairer to this money manager and in the fund’s best interests to tie this money manager’s fees to its performance relative to the S&P 500 rather than to the Wilshire 5000 Total Market Index.  Although compensating managers based on their performance relative to performance benchmarks that are narrower than those of the funds that employ them may mean that some managers will receive relatively high fees even if the funds that employ them underperform their overall benchmarks, careful structuring of fee arrangements and careful allocation of assets among money managers can reduce the probabilities that a given fund will fail to meet its performance objective.  Each fund seeks to produce total returns net of all expenses that exceed those of its performance benchmark.

*The Wilshire 5000 Total Market Index was previously known as the Dow Jones Wilshire 5000 Composite Index.

TIFF Investment Program Statement of Additional Information

Explanation of “Capitalization Weighting.”  Several of the indices described below are “capitalization weighted.”  Capitalization weighting is a method of weighting each component security in an index by its market value (also commonly referred to as “capitalization”) so that it will influence the index in proportion to its respective size.  The price of any stock multiplied by the number of shares outstanding gives the current market value for that particular issue.  This market value determines the relative importance of the security.  Market values for individual stocks are added together to obtain their group market value.  With respect to fixed income indices, the term “capitalization weighting” is seldom used, but the method used to prepare such indices resembles capitalization weighting in the sense that each issue’s weighting in the index reflects the total outstanding market value of that issue as of the measurement date.  This method is sometimes referred to as “market value weighting.”

TIFF Multi-Asset Fund Benchmark.  MAF’s primary objective is to produce an inflation-adjusted return of 5% or more over the long term.  To facilitate assessment of active strategies employed by the fund, the fund also measures its performance against a self-constructed index comprising 53% MSCI All Country World Index; 15% Merrill Lynch US 3-Month Treasury Bill plus 4% per annum; 10% 10-year US Treasury Inflation Protected Security; 7% constructed index of resource-related sectors of the MSCI World Index (comprising 50% Energy, 30% Metals & Mining and 20% Paper & Forest Products); 5% Citigroup 10-year Treasury Index; 4% DJ AIG Commodity Total Return Index less 1% per annum; 3% Merrill Lynch US High Yield Master II Constrained Index; and 3% MSCI US REIT Index.

Common Stock Indices

MSCI World Index.  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.  As of January 2009 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

MSCI All Country World Index.  The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.  As of 2009, the MSCI All Country World Index consisted of companies traded on stock markets in 46 countries.  Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries.  Changes in the index will be announced when made.

TIFF Investment Program Statement of Additional Information

MSCI All Country World Index ex US. Similar to the MSCI All Country World Index, the MSCI All Country World Index ex US is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States.  As of 2009, the MSCI All Country World Index ex US consisted of companies traded on stock markets in 45 countries. The MSCI All Country World Index ex US is used as the performance benchmark for the IEF because, in the opinion of TIP’s Board, it represents the universe of non-US stocks in which a properly diversified group of active international equity managers of the type TAS seeks to assemble invest.

MSCI EAFE Index.  The MSCI Europe, Australasia, Far East (“EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the United States and Canada.

US Common Stock Indices

Russell 2000 Index.  The Russell 2000 Index is a capitalization-weighted index that measures the performance of the small-cap segment of the US equity universe.  The index is a subset of the Russell 3000 Index representing 10% of the total market capitalization of that index.  It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index.  The S&P 500 Index is a capitalization-weighted index intended to portray the total return produced by a representative group of US common stocks.  Construction of the index proceeds from industry groups to the whole. There are four groups: 400 Industrials, 40 Utilities, 20 Transportation, and 40 Financial.  Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest US publicly traded companies.  Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings that approximate the distribution of these groupings in the New York Stock Exchange common stock population, taken as the assumed model for the composition of the total market. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned.  Its market price movements must, in general, be responsive to changes in industry affairs.  The formula adopted by Standard & Poor’s is generally defined as a “base-weighted aggregate” expressed in relatives with the average value for the base period (1941–1943) equal to 10. These group values are expressed as a relative, or index number, to the base period (1941–1943) market value.

Wilshire 5000 Total Market Index. The Wilshire 5000 Total Market Index is a capitalization-weighted index which consists of equity securities with readily available price data that trade on a regular basis on either the New York or American Stock Exchanges or on the NASDAQ OTC market. The stocks in this index include the large-capitalization stocks that comprise the S&P 500 Index as well as the medium- and small-capitalization companies that comprise the Wilshire 4500 Completion Index.  The Wilshire 5000 Total Market Index is used as the performance benchmark for the USEF because, in the opinion of TIP’s Directors, it represents the universe of stocks in which most active domestic equity managers invest and is representative of the performance of publicly traded domestic equities most institutional investors purchase. As of April 1, 2009, the Dow Jones Wilshire 5000 Composite Index was rebranded as the Wilshire 5000 Total Market Index.  Although the name of the index has changed, the components of the index have not.

TIFF Investment Program Statement of Additional Information

Bond Indices

10-year Treasury Inflation Protected Security.  Treasury inflation protected securities are issued by the US Treasury Department.  The principal value of these securities is indexed to the Consumer Price Index.  The principal value increases in inflationary periods and decreases in deflationary periods.  While semi-annual coupon payments are based on the adjusted principal value, the principal adjustment is paid only at maturity.  Should deflation occur during the life of the security, the US Treasury Department guarantees that the maturity value of the security will not be less than 100% of its face value.

Merrill Lynch US High Yield Master II Constrained Index.  This index tracks the performance of below investment-grade, US dollar-denominated corporate bonds publicly issued in the US domestic market.  Yankee bonds are included in the index provided the issuer is domiciled in a country having an investment grade foreign currency long-term debt rating; 144A issues are not included until they are exchanged for registered securities.  Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million.  Bonds must be rated below investment grade based on a composite of Moody’s and S&P.  The index is rebalanced on the last calendar day of the month.  The index limits the portion represented by any single issuer to not more than two percent.

Citigroup 10-year Treasury Index.  This index measures the total return for the current 10-year “on the run” Treasuries.  The index is reconstituted monthly and includes Treasuries that have been in existence the entire month.  As of December 31, 2008, the modified duration of the index was 8.32 years.

Real Estate Indices

MSCI US REIT Index.  The MSCI US REIT Index is a capitalization-weighted, total return index comprising the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.  The index began on December 31, 1994, and is reconstituted quarterly.  At December 26, 2008, the dividend yield of the index was 8.41%.

Short-Term Indices

Merrill Lynch US 3-Month Treasury Bill Index. The Merrill Lynch US 3-Month Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.  To qualify for selection, an issue must have settled on or before the month-end rebalancing date.  While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month bill to be selected.

TIFF Investment Program Statement of Additional Information

Merrill Lynch US 6-Month Treasury Bill Index.  The Merrill Lynch US 6-Month Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date.  To qualify for selection, an issue must have settled on or before the month-end rebalancing date.  While the index will often hold the Treasury Bill issued at the most recent or prior 6-month auction, it is also possible for a seasoned 6-month or 1-year Bill to be selected.

Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points.  STF will utilize, as a supplemental index, the Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points to illustrate how closely STF is operating in accordance with its mandate (i.e., to track as closely as possible, gross of fees and expenses, the Merrill Lynch US 6-Month Treasury Bill Index).  The 50 basis point deduction from that index is intended to reflect the impact of operating expenses and trading costs on returns on a portfolio of short-term US Government securities.

Commodity Indices

DJ AIG Commodity Total Return Index.  The DJ AIG Commodity Total Return Index comprises futures contracts on 20 exchange-traded physical commodities.  The Index’s composition is based on contract liquidity and dollar-adjusted historical commodity production volumes adjusted as need to limit exposure to any single commodity at rebalancing dates to a minimum of 2% and a maximum of 15%.  Moreover, no commodity sector (e.g., agriculture, industrial, etc.) may represent more than one-third of the Index’s weight at rebalancing dates.

TIFF Investment Program Statement of Additional Information

Appendix A — Quality Rating Descriptions

Standard & Poors Corporation

AAA.  Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA.  Bonds rated AA also qualify as high-quality obligations.  Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A.  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB.  Bonds rated BBB exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower.  Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1.  Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.

A-2.  The capacity for timely payment on issues with this designation is strong.  However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that debts in higher rating categories.

Moody’s Investors Service, Inc.

Aaa.  Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa.  Bonds rated Aa are judged to be of high quality and are subject to very low credit risk.

TIFF Investment Program Statement of Additional Information

A.  Bonds rated A are considered upper-medium grade and are subject to low credit risk.

Baa.  Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.

Ba.  Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B and Lower.  Bonds which are rated B are considered speculative and are subject to high credit risk.  Bonds which are rated Caa are of poor standing and are subject to very high credit risk.  Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.  Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

P-1.  Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations.  Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.

P-2.  Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

TIFF Investment Program Statement of Additional Information

P-3.  Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.

Fitch Ratings

Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities ad the securities or other obligations they issue.

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.

A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1.  Highest short-term credit quality.  Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2.  Good short-term credit quality.  A Good intrinsic capacity for timely payment of financial commitments.

F3.  Fair short-term credit quality.  The intrinsic capacity for timely payment of financial commitments is adequate.

TIFF Investment Program Statement of Additional Information

B.  Speculative short-term credit quality.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C.  High short-term default risk.  Default is a real possibility.

D.  Default.  Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

E. Restricted Default.  Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

TIFF Investment Program Statement of Additional Information

Appendix B — Proxy Voting Policies and Procedures

Preface.  In January 2003, the SEC adopted a new rule that requires registered investment advisors that have voting authority over client securities to adopt written policies and procedures that are reasonably designed to ensure that the advisor votes proxies in the best interests of the clients.  The purpose of the rule is to ensure that registered advisors satisfy their fiduciary obligations to their clients and avoid material conflicts of interest when voting proxies.

Policy.  Pursuant to this rule, the TIFF Investment Program (TIP) board adopted the following policy with respect to the voting of proxies on securities held by the funds:

■
In general, the funds will vote in accordance with the proxy voting recommendations of Institutional Shareholder Services (ISS), except in “share blocking” countries as discussed below.  ISS is a leading provider of proxy voting and corporate governance services, serving approximately 950 institutional and corporate clients throughout North America and Europe.  ISS analyzes proxies and issues informed research and objective vote recommendations for more than 10,000 US and 12,000 non-US shareholder meetings each year.  A number of TIP money managers are ISS clients.

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ISS posts its recommendations on its “VoteX” website in advance of a vote deadline.  TIFF Advisory Services (TAS) monitors all pending votes, paying particular attention to categories 4, 5, and 6, i.e., those that are more material in nature. The ISS category definitions are summarized as follows:

1.	Election of directors (except for proxy contests); fix number of directors; ratification of auditors; name change; change in date or time of meeting; adjourn meeting; other business

2.
Employee stock purchase plans; increase in stock (except for private placements); reverse stock splits; standard corporate governance provisions (declassifying the board, super-majority votes, etc.); social/environmental/human rights proposals; standard mutual fund proposals (except for advisory agreements, proposals to open-end the fund)

3.	Compensation plans

4.
Private placements; formation of a holding company; anti-takeover proposals (poison pills, fair price provisions, etc.); reincorporation; director and officer liability indemnification; conversion of securities; liquidation of assets; mutual fund advisory agreements

5.	Mergers; acquisitions; sale of assets; conversion of a closed-end fund to open-end; reorganization; restructuring

6.	Proxy contests

TIFF Investment Program Statement of Additional Information

■	TAS votes all proxies in conformity with ISS recommendations, except that:

■
A money manager that is an ISS client may challenge an ISS recommendation it disagrees with by communicating in writing (which may take the form of an email) to TAS.  Because money managers that are not ISS clients do not have access to the ISS recommendations, these managers may recommend a vote for or against a proxy item by communicating in writing (which may take the form of an email) to TAS.  Where the challenge arrives or is resolved after the cutoff date as it applies to TAS, votes may be handled manually and are therefore on a best efforts basis.

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The manager’s written communication must explain the manager’s reasons for wishing to vote the proxy against the ISS recommendation.  The manager should also state if it believes that there are any potential conflicts of interest in connection with the proxy vote.

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TAS will evaluate the manager’s arguments and either grant or deny the manager’s request.  TAS will not accept a manager’s request to depart from an ISS recommendation in any case in which TAS believes such a departure would represent a material conflict of interest between TAS or the money manager and TIP.

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Given TAS’s position that the inherent risks associated with voting in a share blocking country may outweigh the benefits of acting on a manager’s recommendation to vote the issue, TAS will abstain from votes in a share blocking country unless a money manager requests in writing that TAS vote on an issue.  In such case, TAS will vote only those shares held in that manager’s portfolio and will abstain from voting shares of the security held by other managers.  The manager whose shares are voted recognizes it will be subject to any regulations or limitations placed on those shares.

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TAS may refrain from voting a particular proxy when TAS concludes that the costs associated with voting that proxy may outweigh the potential benefits to the TIP portfolios (e.g., certain cases of share blocking issues as discussed above).

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Records of all proxy votes are archived with Votex.  TIP maintains written records of all proxy summaries, and any money manager challenges to an ISS recommendation for a period of six years, the first two years in an easily accessible place.

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Notwithstanding the foregoing, TAS may depart from ISS recommendations anytime it concludes that it is in the best interest of the shareholders.  TIP will maintain a written record of each such departure.  This record shall include an affirmation that the departure does not represent a conflict of interest between the funds and TAS.

This policy was communicated in writing to the money managers in accordance with SEC regulations.

TIFF Investment Program Statement of Additional Information

Appendix C — Portfolio Managers

Other Accounts Managed (as of 12/31/2008)

Portfolio Managers	RICs		Pooled Funds		Other Accounts

	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET
Aronson+Johnson+Ortiz*
Theodore Aronson	15	$2,793	23	$2,563	104	$10,479
Stuart P. Kaye	15	$2,793	23	$2,563	104	$10,479
Martha Ortiz	15	$2,793	23	$2,563	104	$10,479
Gina Marie Moore	15	$2,793	23	$2,563	104	$10,479
R. Brian Wenzinger	15	$2,793	23	$2,563	104	$10,479
Brookfield Redding LLC
Kim Redding	0	$0	14	$845	15	$370
Jason Baine	0	$0	14	$845	15	$370
Bernhard Krieg	0	$0	14	$845	15	$370
Marathon
Jeremy Hosking	1	$909	6	$3,123	35	$6,442
Neil Ostrer	2	$835	7	$2,914	41	$11,554
William Arah	2	$835	8	$4,773	37	$12,196
Mondrian
Elizabeth Desmond	9	$1,822	1	$2,107	21	$6,334
Nigel May	5	$1,279	0	$0	14	$4,075
Brendan Baker	3	$179	2	$7	5	$527
Shapiro**
Samuel Shapiro	0	$0	0	$0	115	$1,551
Michael McCarthy	0	$0	0	$0	115	$1,551
Louis Shapiro	0	$0	0	$0	115	$1,551
Smith Breeden
Timothy Rowe	0	$0	5	$192	13	$6,000
Robert Aufdenspring	3	$384	0	$0	1	$26
TAS
John Thorndike	3	$528	1	$56	0	$0
Wellington
James Bevilacqua	5	$8,085	27	$7,365	6	$295
Karl Bandtel	5	$8,085	27	$6,771	6	$285
Westport
Andrew Knuth	2	$700	1	$56	20	$883
Edmund Nicklin	2	$809	0	$0	21	$886
INTERNATIONAL EQUITY
Marathon
Jeremy Hosking	2	$1,188	6	$2,914	35	$6,442
Neil Ostrer	1	$761	7	$2,914	41	$11,554
William Arah	1	$761	8	$4,773	37	$12,196
Charles Carter	0	$0	0	$0	0	$0
Mondrian
Elizabeth Desmond	9	$1,822	1	$2,107	21	$6,334
Hamish Parker	3	$1,077	0	$0	20	$2,605
TAS
John Thorndike	3	$2,427	1	$56	0	$0
US EQUITY
Aronson+Johnson+Ortiz*
Theodore Aronson	15	$2,798	23	$2,563	104	$10,479

TIFF Investment Program Statement of Additional Information

Stuart P. Kaye	15	$2,798	23	$2,563	104	$10,479
Martha Ortiz	15	$2,798	23	$2,563	104	$10,479
Gina Marie Moore	15	$2,798	23	$2,563	104	$10,479
R. Brian Wenzinger	15	$2,798	23	$2,563	104	$10,479
Shapiro**
Samuel Shapiro	0	$0	0	$0	115	$1,551
Michael McCarthy	0	$0	0	$0	115	$1,551
Louis Shapiro	0	$0	0	$0	115	$1,551
Westport
Andrew Knuth	2	$700	1	$56	20	$883
Edmund Nicklin	2	$809	0	$0	21	$886
TAS
John Thorndike	3	$2,480	1	$56	0	$0
SHORT-TERM
TAS
John Thorndike	3	$2,387	1	$56	0	$0

* Aronson+Johnson+Ortiz takes a team approach to portfolio management.  The five individuals listed above manage all the firm’s portfolios across all strategies.
**As of December 31, 2008, the Shapiro Capital Management LLC team managed the above listed “Other Accounts.”

TIFF Investment Program Statement of Additional Information

Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2008)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET
Aronson+Johnson+Ortiz*
Theodore Aronson	1	$33	5	$193	48	$3,598
Stuart P. Kaye	1	$33	5	$193	48	$3,598
Martha Ortiz	1	$33	5	$193	48	$3,598
Gina Marie Moore	1	$33	5	$193	48	$3,598
R. Brian Wenzinger	1	$33	5	$193	48	$3,598
Brookfield Redding LLC
Kim Redding	0	$0	3	$123	2	$185
Jason Baine	0	$0	3	$123	2	$185
Bernhard Krieg	0	$0	3	$123	2	$185
Marathon
Jeremy Hosking	1	$909	3	$2,319	12	$1,906
Neil Ostrer	1	$74	6	$2,696	12	$2,959
William Arah	1	$74	5	$4,019	9	$2,872
Mondrian
Elizabeth Desmond	0	$0	0	$0	0	$0
Nigel May	0	$0	0	$0	1	$284
Brendan Baker	0	$0	0	$0	0	$0
Shapiro
Samuel Shapiro	0	$0	0	$0	0	$0
Michael McCarthy	0	$0	0	$0	0	$0
Louis Shapiro	0	$0	0	$0	0	$0
Smith Breeden
Timothy Rowe	0	$0	0	$0	3	$1,000
Robert Aufdenspring	0	$0	0	$0	0	$0
TAS
John Thorndike	0	$0	0	$0	0	$0
Wellington
James Bevilacqua	1	$7,098	12	$4,200	1	$25
Karl Bandtel	1	$7,098	12	$3,625	1	$18
Westport
Andrew Knuth	0	$0	1	$56	5	$379
Edmund Nicklin	0	$0	0	$0	5	$379
INTERNATIONAL EQUITY
Marathon
Jeremy Hosking	2	$1,188	3	$2,319	12	$1,906
Neil Ostrer	0	$0	6	$2,696	12	$2,959
William Arah	0	$0	5	$4,019	9	$2,872
Charles Carter	0	$0	0	$0	0	$0
Mondrian
Elizabeth Desmond	0	$0	0	$0	0	$0
Hamish Parker	0	$0	0	$0	0	$0
TAS
John Thorndike	0	$0	0	$0	0	$0
* Aronson+Johnson+Ortiz takes a team approach to portfolio management.  The five individuals listed above manage all the firm’s portfolios across all strategies.

TIFF Investment Program Statement of Additional Information

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
US EQUITY
Aronson+Johnson+Ortiz*
Theodore Aronson	1	$40	5	$193	48	$3,598
Stuart P. Kaye	1	$40	5	$193	48	$3,598
Martha Ortiz	1	$40	5	$193	48	$3,598
Gina Marie Moore	1	$40	5	$193	48	$3,598
R. Brian Wenzinger	1	$40	5	$193	48	$3,598
Shapiro
Samuel Shapiro	0	$0	0	$0	0	$0
Michael McCarthy	0	$0	0	$0	0	$0
Louis Shapiro	0	$0	0	$0	0	$0
TAS
John Thorndike	0	$0	0	$0	0	$0
Westport
Andrew Knuth	0	$0	1	$56	5	$379
Edmund Nicklin	0	$0	0	$0	5	$379
SHORT-TERM
TAS
John Thorndike	0	$0	0	$0	0	$0
* Aronson+Johnson+Ortiz takes a team approach to portfolio management.  The five individuals listed above manage all the firm’s portfolios across all strategies.

TIFF Investment Program Statement of Additional Information

Portfolio Manager Compensation (as of 12/31/2008)
MULTI-ASSET FUND
Aronson+Johnson+Ortiz
Portfolio Managers: Theodore Aronson Stuart P. Kaye Gina Marie Moore Martha Ortiz R. Brian Wenzinger
Compensation Structure	Salary Bonus Profit Sharing
Specific Criteria
Salary is fixed.

Bonus amounts are generally based on the following factors:  net revenues and cash position of AJO, ownership percentage of the portfolio manager, and overall contributions of the portfolio manager to the operations of AJO.

All AJO’s portfolio managers are principals of the firm and share in its profits.  Profit sharing includes awards of non-cash compensation in the form of increased ownership in the firm.  Ownership may include equity-based cash distributions.

No individual’s compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Brookfield Redding
Portfolio Managers: Jason Baine Bernhard Krieg Kim Redding
Compensation Structure	Salary Bonus Payment Equity Participation
Specific Criteria	Salary is fixed. Bonus payments are subject to the discretion of Brookfield Redding’s management and are based upon individual performance and the performance of the firm as a whole.
Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Marathon
Portfolio Managers: Jeremy Hosking Neil Ostrer

TIFF Investment Program Statement of Additional Information

Compensation Structure	Salary Share of Firm Profits
Specific Criteria	Salary is fixed. Compensation is not directly related to the performance of the TIFF accounts but is indirectly linked to the continued success of all clients.
Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Portfolio Manager: William Arah
Compensation Structure	Salary Share of Firm Profits Share of Hedge Fund Fees
Specific Criteria	Salary is fixed. Compensation is not directly related to the performance of the TIFF accounts but is indirectly linked to the continued success of all clients.
Difference in Compensation Methodology Between TIP and Other Accounts Managed	Portfolio manager is entitled to a portion of fees generated from managing hedge funds.
Mondrian
Portfolio Managers: Brendan Baker Elizabeth Desmond Nigel May
Compensation Structure	Salary Profit Sharing Equity Grants Defined Contribution Pension Plan
Specific Criteria
Salary is fixed.

Profit Sharing - all Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability.

Equity Grants - focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

Defined Contribution Pension Plan – the firm pays a regular monthly contribution and the individual may make additional contributions.

Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

TIFF Investment Program Statement of Additional Information

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Shapiro
Portfolio Managers: Michael McCarthy Louis Shapiro Sam Shapiro
Compensation Structure	Salary Profit Sharing
Specific Criteria
Salary is fixed.

The three investment team members are owners of the firm and share its profits. Additional compensation is set based on the operating performance of not only the accounts but the underlying performance of the firm.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Smith Breeden
Portfolio Managers: Robert Aufdenspring Timothy Rowe
Compensation Structure	Salary Cash Bonus Restricted Equity Grants
Specific Criteria
No component of Smith Breeden's compensation scheme for any person is fixed; there is no compensation formula based on the fund’s or portfolio’s pre- or after-tax performance or based on the fund’s or portfolio’s assets.

Performance is compared, on a risk-adjusted basis, to the performance of competitors over one, three, and five years for all accounts managed by the portfolio manager.

Cash bonuses are rewarded for outstanding individual performance.

Restricted stock grants are emphasized for more senior staff and vest over a five-year period, but recipients receive dividends on both vested and non-vested shares.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
TAS
Portfolio Managers: John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan

TIFF Investment Program Statement of Additional Information

Specific Criteria
Salary is fixed.
Qualitative Bonus – Subjective
Quantitative Bonus – Bonus payment based on relative performance of the TIP funds (excluding STF) and the absolute return pools versus their respective benchmarks.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Wellington
Portfolio Managers: Karl Bandtel James Bevilacqua
Compensation Structure	Salary Incentive Payment Bonus Payment Qualified Retirement Plan
Specific Criteria
Salary is fixed.

Incentive Payments are based on revenues earned by Wellington on the fund which the portfolio manager manages.  Each portfolio manager’s incentive payment relating to the fund is linked to the gross pre-tax performance of the portion of the fund managed by the portfolio manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the investment professionals, including accounts with performance fees.  Benchmark indices are MSCI World Energy (60%), MSCI World Metals and Mining (30%), and MSCI World Paper & Forest Products (10%).

Bonus payments are based upon the portfolio manager’s overall contribution to the firm’s business operations.

Partners of the firm are eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Bandtel and Bevilacqua are partners of the firm.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Westport
Portfolio Managers: Andrew Knuth Edmund Nicklin
Compensation Structure	Salary Bonus Deferred Compensation Pension and Retirement Plan

TIFF Investment Program Statement of Additional Information

Specific Criteria	Qualified Profit Sharing
Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

INTERNATIONAL EQUITY FUND
Marathon
Portfolio Managers: Jeremy Hosking Neil Ostrer
Compensation Structure	Salary Share of Firm Profits
Specific Criteria	Salary is fixed. Compensation is not directly related to the performance of the TIFF accounts but is indirectly linked to the continued success of all clients.
Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Portfolio Manager: William Arah
Compensation Structure	Salary Share of Firm Profits Share of Hedge Fund Fees
Specific Criteria	Salary is fixed. Compensation is not directly related to the performance of the TIFF accounts but is indirectly linked to the continued success of all clients.
Difference in Compensation Methodology Between TIP and Other Accounts Managed	Portfolio manager is entitled to a portion of fees generated from managing hedge funds.
Portfolio Managers: Charles Carter
Compensation Structure	Salary Bonus Share of Hedge Fund Fees
Specific Criteria	Salary is fixed. Bonus payments are based on the rolling performance of the portfolio manager’s portion of the clients’ portfolio relative to internally agreed benchmarks.
Difference in Compensation Methodology Between TIP and Other Accounts Managed	Portfolio manager is entitled to a portion of fees generated from managing hedge funds.

TIFF Investment Program Statement of Additional Information

Mondrian
Portfolio Managers: Elizabeth Desmond Hamish Parker
Compensation Structure	Salary Profit Sharing Equity Grants Defined Contribution Pension Plan
Specific Criteria
Salary is fixed.

Profit Sharing - all Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability.

Equity Grants - focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

Defined Contribution Pension Plan – the firm pays a regular monthly contribution and the individual may make additional contributions.

Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
TAS
Portfolio Managers: John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria
Salary is fixed.
Qualitative Bonus – Subjective
Quantitative Bonus – Bonus Payment based on relative performance of the TIP funds (excluding STF) and the absolute return pools versus their respective benchmarks.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

TIFF Investment Program Statement of Additional Information

US EQUITY FUND
Aronson+Johnson+Ortiz
Portfolio Managers: Theodore Aronson Stuart P. Kaye Gina Marie Moore Martha Ortiz R. Brian Wenzinger
Compensation Structure	Salary Bonus Profit Sharing
Specific Criteria
Salary is fixed.

Bonus amounts are generally based on the following factors:  net revenues and cash position of AJO, ownership percentage of the portfolio manager, and overall contributions of the portfolio manager to the operations of AJO.

All AJO’s portfolio managers are principals of the firm and share in its profits.  Profit sharing includes awards of non-cash compensation in the form of increased ownership in the firm.  Ownership may include equity-based cash distributions.

 No individual’s compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Shapiro
Portfolio Managers: Michael McCarthy Louis Shapiro Sam Shapiro
Compensation Structure	Salary Profit Sharing
Specific Criteria
Salary is fixed.

The three investment team members are owners of the firm and share its profits. Additional compensation is set based on the operating performance of not only the accounts but the underlying performance of the firm.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
TAS
Portfolio Managers: John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan

TIFF Investment Program Statement of Additional Information

Specific Criteria
Salary is fixed.
Qualitative Bonus – Subjective
Quantitative Bonus – Bonus Payment based on relative performance of the TIP funds (excluding STF) and the absolute return pools versus their respective benchmarks.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None
Westport
Portfolio Managers: Andrew Knuth Edmund Nicklin
Compensation Structure	Salary Bonus Deferred Compensation Pension and Retirement Plan
Specific Criteria	Qualified Profit Sharing
Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

SHORT-TERM FUND
TAS
Portfolio Managers: John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria
Salary is fixed.
Qualitative Bonus – Subjective
Quantitative Bonus – Bonus Payment based on relative performance of the TIP funds (excluding STF) and the absolute return pools versus their respective benchmarks.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

Part C	OTHER INFORMATION

Item 23.	Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (where indicated):

(a)
Articles of Incorporation are incorporated by reference dated December 23, 1993 (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A).

(b)	Amended and Restated By-laws (previously filed as Exhibit (b1) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A).

(b1)	Amended and Restated By-laws dated December 10, 2007 (previously filed as Exhibit (b1) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A).

(c)
Articles FIFTH SEVENTH, EIGHTH, THIRTEENTH, FIFTEENTH, and SIXTEENTH of the Registrants’s Articles of Incorporation dated December 23, 1993 (previously filed as Exhibit No.(1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A); and Articles II, VI, and VII of the Registrant’s Amended and Restated By-laws dated December 10, 2007 (previously filed as Exhibit (b1) to Post-Effective Amendment No.30 to Registrant’s Registration Statement on Form N-1A).

(d1)
Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF U.S. Equity Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5a) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(d2)
Advisory Agreement, dated February 10, 1994, between the Registrant (TIFF International Equity Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5b) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(d3)
Money Manager Agreement, dated March 16, 1994, between the Registrant (TIFF International Equity Fund) and Marathon Asset Management, Ltd. (previously filed as Exhibit No. (5w) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(d4)
Money Manager Agreement, dated March 16, 1994, between the Registrant (TIFF U.S. Equity Fund) and Westport Asset Management, Inc. (previously filed as Exhibit No. (5ee) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(d5)
Money Manager Agreement, dated April 18, 1994, between the Registrant (TIFF International Equity Fund) and Delaware International Advisers, Ltd. (now known as Mondrian Investment Partners Limited) (previously filed as Exhibit No. (5k) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(d6)
Money Manager Agreement, dated July 12, 2002, between the Registrant (TIFF Multi-Asset Fund) and Delaware International Advisers, Ltd. (now known as Mondrian Investment Partners Limited) (previously filed as Exhibit No. d33) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on N-1A).

1

(d7)
Money Manager Agreement, dated March 31, 1995, between the Registrant (TIFF Multi-Asset Fund) and Wellington Management Company (previously filed as Exhibit No. (5pp) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

(d8)
Advisory Agreement, dated March 31, 1995, between the Registrant (TIFF Multi-Asset Fund) and Foundation Advisers, Inc. (previously filed as Exhibit (5zz) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A).

(d9)
Money Manager Agreement, dated June 2, 1997, between the Registrant (TIFF U.S. Equity Fund) and Shapiro Capital Management Co. (previously filed as Exhibit (5aad) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A).

(d10)
Money Manager Agreement, dated December 1, 1998, between the Registrant (TIFF U.S. Equity Fund) and Aronson + Partners (previously filed as Exhibit (d52) to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A).

(d11)
Money Manager Agreement, dated June 10, 2003, between the Registrant (TIFF Multi-Asset Fund) and K.G. Redding & Associates LLC (previously filed as Exhibit (d13) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A).

(d12)
Money Manager Agreement, dated June 10, 2003 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd. (previously filed as Exhibit (d14) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A).

(d13)
Amendment Agreement No. 1, dated July 8, 2003, to Advisory Agreement between the Registrant (TIFF Multi-Asset Fund) and TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.) (previously filed as Exhibit (d41) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A).

(d14)
Amendment Agreement No. 1, dated July 8, 2003, to Advisory Agreement between the Registrant (TIFF International Equity Fund) and TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.) (previously filed as Exhibit (d42) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A).

2

(d15)
Amendment Agreement No. 1, dated July 8, 2003, to Advisory Agreement between the Registrant (TIFF US Equity Fund) and TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.) (previously filed as Exhibit (d43) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A).

(d16)
Amendment dated March 11, 2003 to fee schedule to the Money Manager Agreement between the Registrant (TIFF International Equity Fund) and Delaware International Advisers, Ltd. (now known as Mondrian Investment Partners Limited) (previously filed as Exhibit No. (d37) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on N-1A).

(d17)
Amended and Restated Advisory Agreement, dated April 19, 2004 between the Registrant (TIFF Short-Term Fund) and TIFF Advisory Services, Inc. (previously filed as Exhibit (d21) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A).

(d18)
Amendment dated March 13, 2006, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Mondrian Investment Partners Limited (previously filed as Exhibit (d22) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A).

(d19)
Money Manager Agreement, dated July 1, 2005, between the Registrant (TIFF Multi-Asset Fund and TIFF Government Bond Fund) and Smith Breeden Associates, Inc. (previously filed as Exhibit (d23) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A).

(d20)
Amended and Restated Money Manager Agreement, dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd., (previously filed as Exhibit (d20) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(d21)
Money Manager Agreement, dated November 16, 2007 between the Registrant (TIFF Multi-Asset Fund) and KG Redding, LLC, (previously filed as Exhibit (d21) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(d22)
Amended and Restated Schedule I, dated April 1, 2008 to the Money Manager Agreement dated December 21, 1998 between the Registrant (TIFF Multi-Asset Fund and TIFF US Equity Fund) and Aronson+Johnson+Ortiz, LP, (previously filed as Exhibit (d22) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(d23)
Addendum dated April 1, 2008 to the Money Manager Agreement dated June 2, 1997 between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management LLC, (previously filed as Exhibit (d23) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

3

(d24)
Addendum dated April 1, 2008 to the Money Manager Agreement dated March 16, 1994 between the Registrant (TIFF Multi-Asset Fund) and Westport Asset Management, Inc., (previously filed as Exhibit (d24) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(d25)
1st Amended and Restated Schedule I, dated October 31, 2008 to the Amended & Restated Money Manager Agreement dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd., is filed herewith.

(d26)
2nd Amended and Restated Schedule I, dated December 10, 2008 to the Amended & Restated Money Manager Agreement dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd., is filed herewith.

(e1)
Distribution Agreement, dated January 1, 2008, between Registrant and Quasar Distributors, LLC (previously filed as Exhibit (e1) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(f)	Not Applicable.

(g)
Custodian Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (g5) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(g2)
Amended and Restated Delegation Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit No. (g4) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on N-1A).

(g3)
Amendment dated May 1, 2006 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (g3) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(g4)	Amendment dated July 1, 2008, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

4

(g5)	Amendment dated January 1, 2009 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h)
Transfer Agency and Service Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h3) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(h1)
Administration Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h2) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(h2)
Amendment dated May 1, 2006 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h2) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(h3)
Amendment dated May 1, 2006 to the Administration Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h3) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(h4)	Amendment dated July 1, 2008 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h5)	Amendment dated July 1, 2008 to the Administration Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(i)	Opinion and Consent of Counsel (previously filed as Exhibit No. (10) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(j)	Consent of the Independent Registered Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)
Purchase Agreement, dated March 29, 1994, for Initial Capital between Registrant and The John D. and Catherine T. MacArthur Foundation. (previously filed as Exhibit No. (13) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

5

(m)	Not Applicable.

(n)	Not Applicable.

(p1)
Code of Ethics of TIFF Investment Program, Inc. and TIFF Advisory Services, Inc. (previously filed as Exhibit (p13) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A).

(p2)	Code of Ethics of Aronson+Johnson+Ortiz, LP is filed herewith.

(p3)	Code of Ethics of Mondrian Investment Partners Limited (previously filed as Exhibit (p12) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(p4)	Code of Ethics of Marathon Asset Management, Ltd. is filed herewith.

(p5)	Code of Ethics of Shapiro Capital Management Co., Inc. (previously filed as Exhibit (p5) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(p6)	Code of Ethics of Wellington Management Company is filed herewith.

(p7)	Code of Ethics of Westport Asset Management, Inc. (previously filed as Exhibit (p7) to Post Effective Amendment No. 29 to Registrant’s Registration Statement Form N-1A).

(p8)	Code of Ethics of Smith Breeden Associates, Inc. is filed herewith.

(p9)	Code of Ethics of Brookfield Redding LLC is filed herewith.

(q)	Power of Attorney for William McCalpin, Suzanne Brenner, and Sheryl Johns is filed herewith.

Item 24
Persons Controlled by or under Common Control with the Registrant

Not applicable.

Item 25
Indemnification.

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable Maryland and federal law, including Section 17(h) and (i) of the Investment Company Act of 1940.  In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

6

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

The business and other connections of TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.) (the Adviser) is on the Uniform Application for Investment Adviser Registration ("Form ADV") as currently on file with the Commission (File No. 801-45618) the text of which is hereby incorporated by reference.

Item 27
Principal Underwriter.

(a)	Quasar Distributors, LLC (“Quasar”) acts as principal underwriter for the Registrant and each of its series. Additionally, Quasar is the principal underwriter for the following investment companies:

Academy Fund Trust	Empiric Funds, Inc.	LKCM Funds
ActivePassive Funds	Evolution Capital Advisors	Marketfield Fund
AIP Alternative Strategies Funds	Fairholme Fund	Marquette Fund
AIP - UNDERLYING FUNDS TRUST	FascianoFunds	Masters' Select Fund Trust
Akros Absolute Return Fund	FIMCO Funds	Matrix Asset Advisors, Inc.
Al Frank Funds	First American Funds, Inc.	McCarthy Fund
Allied Asset Advisors Funds	First Amer Investment Funds, Inc.	Monetta Fund, Inc.
Alpine Equity Trust	First Amer Strategy Funds, Inc.	Monetta Trust
Alpine Income Trust	Fort Pitt Capital Group, Inc.	MP63 Fund
Alpine Series Trust	Fund X Funds	Muhlenkamp (Wexford Trust)
American Trust	Fusion Funds, LLC	USA Mutuals Funds
Appleton Group	Geneva Advisors All Cap Growth Fund	Newgate Capital
Artio Global Funds	Glenmede Fund, Inc.	Nicholas Funds
Ascentia Funds	Glenmede Portfolios	Osterweis Funds
Brandes Investment Trust	Greenspring Fund	Perkins Capital Management
Brandywine Blue Funds, Inc.	Grubb & Ellis	Permanent Portfolio Funds
Brazos Mutual Funds	Guinness Atkinson Funds	Perritt Opportunities Funds
Bridges Investment Fund, Inc.	Harding Loevner Funds	Phocas Financial Funds
Bristlecone Value Fund	Hennessy Funds, Inc	PIA Funds
Buffalo Funds	Hennessy Mutual Funds, Inc.	300 North Capital, LLC
CAN SLIM Select Growth Fund	Hodges Funds	Portfolio 21
Capital Advisors Funds	Hotchkis and Wiley Funds	Primecap Odyssey Funds
Chase Funds	Huber Funds	Prospector Funds
Congress Fund	Intrepid Capital Management	Purisima Funds
Cookson Peirce	Jacob Internet Fund Inc.	Quaker Investment Trust
Counterpoint Select Fund	Jensen Portfolio	Rainier Funds
Country Funds	Kensington Funds	Rigel Capital, LLC
Cullen Funds	Keystone Mutual Funds	Rockland Small Cap Growth Fund
Davidson Funds	Kiewit Investment Fund L.L.L.P.	Schooner Investment Group
Edgar Lomax Value Fund	Kirr Marbach Partners Funds, Inc	Smead Value Fund

7

Snow Fund
Stephens Management Co.
Structured Investment Fund
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
Tygh Capital Management
Villere Fund
Windowpane Advisors, LLC
Wisconsin Capital Funds, Inc.
Winslow Green Mutual Funds
WY Funds

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers and directors of Quasar.

Name and Principal Business Addresses	Positions and Offices with Principal Underwriter	Positions and Offices with the Funds

James Robert Schoenike	President	None
Andrew Michael Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None

Board of Managers
James Schoenike	President, Board Member	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None

Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

CRD # on Form BD 103848

(c)  Not applicable

Item 28
Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428

8

State Street Bank and Trust Company
4 Copley Place
Boston, Massachusetts 02116

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

For the series of Registrants’ managed by each Money Manager:

Aronson+Johnson+Ortiz LP
230 South Broad Street
20th Floor
Philadelphia, PA  19102

Brookfield Redding LLC
71 South Wacker Drive
Suite 3400
Chicago, IL  60606

Marathon Asset Management, LLP
Orion House
5 Upper St Martin’s Lane
London, England WC2H 9EA

Mondrian Investment Partners Limited
10 Gresham Street
5th Floor
London, England  EC2V 7JD

Shapiro Capital Management LLC
One Buckhead Plaza, Suite 1555
3060 Peachtree Road, NW
Atlanta, GA  30305

Smith Breeden Associates, Inc.
280 South Mangum Street
Suite 301
Durham, NC 27701

Wellington Management Company, LLP
75 State Street
Boston, MA  02109

Westport Asset Management, Inc.
253 Riverside Avenue
Westport, CT  06880

9

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 31 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 35 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken, and the State of Pennsylvania on the 30th day of April 2009.

TIFF INVESTMENT PROGRAM, INC.
Registrant

By:  /s/ Richard J. Flannery
Richard J. Flannery, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities as of April 30, 2009 indicated.

/s/ Richard J. Flannery	*/s/ Suzanne Brenner
Richard J. Flannery, President and Chief Executive Officer	Suzanne Brenner, Director

*/s/ William R. McCalpin	/s/ Dawn I. Lezon
William R. McCalpin, Director	Dawn I. Lezon, Treasurer and Chief Financial Officer

*/s/ Sheryl Johns
Sheryl Johns, Director

*By: /s/ Richard J. Flannery
Richard J. Flannery, Attorney-in-Fact

Date: April 30, 2009

11

Exhibit Index

Exhibit No.	Exhibit

(d25)
1st Amended and Restated Schedule I, dated October 31, 2008 to the Amended & Restated Money Manager Agreement dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd., is filed herewith.

(d26)
2nd Amended and Restated Schedule I, dated December 10, 2008 to the Amended & Restated Money Manager Agreement dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd., is filed herewith.

(g4)	Amendment dated July 1, 2008, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(g5)	Amendment dated January 1, 2009 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h5)	Amendment dated July 1, 2008 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h6)	Amendment dated July 1, 2008 to the Administration Agreement between the Registrant and State Street Bank and Trust Company is filed herwith.

(j)	Consent of the Independent Auditor

(p2)	Code of Ethics of Aronson+Johnson+Ortiz, LP is filed herewith.

(p4)	Code of Ethics of Marathon Asset Management, Ltd. is filed herewith.

(p6)	Code of Ethics of Wellington Management Company is filed herewith.

(p8)	Code of Ethics of Smith Breeden Associates, Inc. is filed herewith.

(p9)	Code of Ethics of Brookfield Redding LLC is filed herewith.

(q)	Power of Attorney for William McCalpin, Suzanne Brenner, and Sheryl Johns is filed herewith.